SEC  REGISTRATION  NOS.
__________  AND  811-10045

SECURITIES  AND  EXCHANGE  COMMISSION
WASHINGTON,  D.C.  20549

                                   FORM  N-1A

REGISTRATION  STATEMENT  UNDER  THE
SECURITIES  ACT  OF  1933

PRE-EFFECTIVE  AMENDMENT  NO.  1             XX

AND/OR

REGISTRATION  STATEMENT  UNDER  THE
INVESTMENT  COMPANY  ACT  OF  1940

AMENDMENT  NO.  1                           XX

                         CALVERT  IMPACT  FUND,  INC.
               (EXACT  NAME  OF  REGISTRANT  AS  SPECIFIED  IN  CHARTER)

                             4550  MONTGOMERY  AVENUE
                                  SUITE  1000N
                            BETHESDA,  MARYLAND  20814
                    (ADDRESS  OF  PRINCIPAL  EXECUTIVE  OFFICES)

                 REGISTRANT'S  TELEPHONE  NUMBER:  (301)  951-4800

                           WILLIAM  M.  TARTIKOFF,  ESQ.
                             4550  MONTGOMERY  AVENUE
                                  SUITE  1000N
                            BETHESDA,  MARYLAND  20814
                    (NAME  AND  ADDRESS  OF  AGENT  FOR  SERVICE)

IT  IS  PROPOSED  THAT  THIS  FILING  WILL  BECOME  EFFECTIVE


___IMMEDIATELY  UPON  FILING                   XX ON  SEPTEMBER  ___, 2000
PURSUANT  TO  PARAGRAPH  (B)                   PURSUANT  TO  PARAGRAPH  (B)

___60  DAYS  AFTER  FILING                     ___ON  (DATE)
PURSUANT  TO  PARAGRAPH  (A)                   PURSUANT  TO  PARAGRAPH  (A)

                                   PROSPECTUS
                                     __, 2000

                          CALVERT LARGE CAP GROWTH FUND


ABOUT  THE  FUND
__     INVESTMENT  OBJECTIVE,  STRATEGY,  PAST  PERFORMANCE
__     FEES  AND  EXPENSES
__     INVESTMENT  PRACTICES  AND  RISKS
__     SHAREHOLDER  ADVOCACY  AND  SOCIAL  RESPONSIBILITY

ABOUT  YOUR  INVESTMENT
__     ABOUT  CALVERT
__     ADVISORY  FEES
__     HOW  TO  BUY  SHARES
__     CHOOSING  A  SHARE  CLASS
__     CALCULATION  OF  CDSC/WAIVER
__     DISTRIBUTION  AND  SERVICE  FEES
__     ACCOUNT  APPLICATION
__     IMPORTANT  -  HOW  SHARES  ARE  PRICED
__     WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
__     OTHER  CALVERT  GROUP  FEATURES
       (EXCHANGES,  MINIMUM  ACCOUNT  BALANCE,  ETC.)
__     DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
__     HOW  TO  SELL  SHARES
__     EXHIBIT  A  -  REDUCED  SALES  CHARGES  (CLASS  A)
__     EXHIBIT  B-  SERVICE  FEES  AND  OTHER  ARRANGEMENTS  WITH  DEALERS



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CALVERT  LARGE  CAP  GROWTH  FUND

OBJECTIVE

[TO BE PROVIDED]

PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND INVESTS IN A DIVERSIFIED PORTFOLIO OF COMMON STOCKS OF COMPANIES WHICH MEET THE FUND'S INVESTMENT AND SOCIAL CRITERIA. WHILE THE FUND HAS THE FLEXIBILITY TO INVEST IN COMPANIES OF ALL SIZES, TYPICALLY 80% TO 95% OF THE FUND HAS BEEN INVESTED IN LARGE U.S. COMPANIES TRADED ON THE NEW YORK STOCK EXCHANGE, THE AMERICAN STOCK EXCHANGE AND NASDAQ. THE FUND INVESTS IN BOTH VALUE AND GROWTH COMPANIES. VALUE STOCKS ARE THOSE PRICED CHEAPLY RELATIVE TO SOME FINANCIAL MEASURES OF WORTH. GROWTH STOCKS HAVE FASTER INCREASING SALES AND EARNINGS.




SOCIALLY  RESPONSIBLE  INVESTMENT  CRITERIA
INVESTMENTS ARE SELECTED ON THE BASIS OF THEIR ABILITY TO CONTRIBUTE TO THE DUAL OBJECTIVES OF FINANCIAL SOUNDNESS AND SOCIAL CRITERIA. THE FUND HAS DEVELOPED SOCIAL INVESTMENT CRITERIA, DETAILED BELOW. THESE CRITERIA REPRESENT STANDARDS OF BEHAVIOR WHICH FEW, IF ANY, ORGANIZATIONS TOTALLY SATISFY. AS A MATTER OF PRACTICE, EVALUATION OF A PARTICULAR ORGANIZATION IN THE CONTEXT OF THESE CRITERIA WILL INVOLVE SUBJECTIVE JUDGMENT BY CALVERT. ALL SOCIAL CRITERIA MAY BE CHANGED BY THE BOARD OF DIRECTORS WITHOUT SHAREHOLDER APPROVAL.

ENVIRONMENT: THE FUND WILL NOT INVEST IN COMPANIES THAT HAVE POOR ENVIRONMENTAL RECORDS, INCLUDING SIGNIFICANT COMPLIANCE AND WASTE MANAGEMENT PROBLEMS. THE FUND SEEKS TO INVEST IN COMPANIES THAT HAVE STRONG PROGRAMS THAT FOCUS ON REDUCING OVERALL ENVIRONMENTAL IMPACT. FURTHER, THE FUND WILL NOT INVEST IN COMPANIES SIGNIFICANTLY ENGAGED IN NUCLEAR POWER.

LABOR RELATIONS: THE FUND WILL NOT INVEST IN COMPANIES THAT HAVE A RECORD OF EMPLOYMENT DISCRIMINATION, ANTI-UNION ACTIVITIES OR PROVIDE UNSAFE WORKPLACES. THE FUND SEEKS TO INVEST IN COMPANIES THAT HAVE A GOOD RECORD OF LABOR RELATIONS, INCLUDING STRONG DIVERSITY PROGRAMS.

PRODUCT SAFETY: THE FUND WILL NOT INVEST IN COMPANIES THAT PRIMARILY ENGAGE IN TOBACCO, ALCOHOL, FIREARMS OR GAMBLING. THE FUND SEEKS TO INVEST IN COMPANIES THAT PRODUCE HEALTHY AND SAFE PRODUCTS AND SERVICES.

ANIMAL WELFARE: THE FUND WILL NOT INVEST IN COMPANIES THAT ABUSE ANIMALS THROUGH METHODS OF FACTORY FARMING. THE FUND SEEKS TO INVEST IN CONSUMER PRODUCT COMPANIES THAT DEMONSTRATE A REDUCTION IN THE USE OF ANIMAL TESTING, IF APPLICABLE.

MILITARY WEAPONS: THE FUND WILL NOT INVEST IN COMPANIES THAT ARE PRIMARILY ENGAGED IN WEAPONS CONTRACTING WITH THE DEPARTMENT OF DEFENSE.

COMMUNITY RELATIONS: THE FUND WILL NOT INVEST IN COMPANIES THAT ARE NOT RESPONSIVE TO COMMUNITIES WHERE THEY OPERATE. THE FUND SEEKS TO INVEST IN COMPANIES THAT ARE RESPONSIBLE CITIZENS IN THESE COMMUNITIES.

HUMAN RIGHTS: THE FUND WILL NOT INVEST IN COMPANIES THAT DIRECTLY CONTRIBUTE TO HUMAN RIGHTS VIOLATIONS WORLDWIDE. THE FUND SEEKS TO INVEST IN COMPANIES THAT HAVE ADOPTED HUMAN RIGHTS STANDARDS IN THEIR OVERSEAS OPERATIONS.

INDIGENOUS PEOPLES RIGHTS: THE FUND WILL NOT INVEST IN COMPANIES THAT ARE SIGNIFICANTLY ENGAGED IN A PATTERN AND PRACTICE OF VIOLATING THE RIGHTS OF INDIGENOUS PEOPLE. THE FUND SEEKS TO INVEST IN COMPANIES THAT ARE ENGAGED IN POSITIVE PORTRAYALS OF NATIVE AMERICANS AND OTHER INDIGENOUS PEOPLES.

WITH RESPECT TO U.S. GOVERNMENT SECURITIES, THE FUND INVESTS PRIMARILY IN DEBT OBLIGATIONS ISSUED OR GUARANTEED BY AGENCIES OR INSTRUMENTALITIES OF THE U.S. GOVERNMENT WHOSE PURPOSES FURTHER OR ARE COMPATIBLE WITH THE FUND'S SOCIAL CRITERIA, SUCH AS OBLIGATIONS OF THE STUDENT LOAN MARKETING ASSOCIATION, RATHER THAN GENERAL OBLIGATIONS OF THE U.S. GOVERNMENT, SUCH AS TREASURY SECURITIES.

PRINCIPAL  RISKS
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM, MOST LIKELY FOR ANY OF THE FOLLOWING REASONS:
-     THE  STOCK  MARKET  GOES  DOWN
-     THE  INDIVIDUAL  STOCKS  IN  THE  FUND  DO NOT PERFORM AS WELL AS EXPECTED
- THE USE OF STOCK INDEX FUTURES AND OPTIONS COULD ADD TO, RATHER THAN DECREASE RISK

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

FEES  AND  EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

CLASS  A
SHAREHOLDER  FEES
MAXIMUM  SALES  CHARGE  (LOAD)  IMPOSED  ON  PURCHASES            4.75%
     (AS  A  PERCENTAGE  OF  OFFERING  PRICE)
MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)                          NONE2
     (AS  A  PERCENTAGE  OF  PURCHASE  OR  REDEMPTION
     PROCEEDS,  WHICHEVER  IS  LOWER)

ANNUAL  FUND  OPERATING  EXPENSES1
MANAGEMENT  FEES                                                  0.__%
DISTRIBUTION  AND  SERVICE  (12B-1)  FEES                         0.__%
OTHER  EXPENSES                                                   0.__%
TOTAL  ANNUAL  FUND  OPERATING  EXPENSES                          _.__%
FEE  WAIVER  AND/OR  EXPENSE  REIMBURSEMENT                       _.__%5
NET  EXPENSES                                                     1.50%

CLASS  B
SHAREHOLDER  FEES
MAXIMUM  SALES  CHARGE  (LOAD)  IMPOSED  ON  PURCHASES             NONE
     (AS  A  PERCENTAGE  OF  OFFERING  PRICE)
MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)                            5%3
     (AS  A  PERCENTAGE  OF  PURCHASE  OR  REDEMPTION
     PROCEEDS,  WHICHEVER  IS  LOWER)

ANNUAL  FUND  OPERATING  EXPENSES1
MANAGEMENT  FEES                                                  0.__%
DISTRIBUTION  AND  SERVICE  (12B-1)  FEES                         1.00%
OTHER  EXPENSES                                                   0.__%
TOTAL  ANNUAL  FUND  OPERATING  EXPENSES                          _.__%
FEE  WAIVER  AND/OR  EXPENSE  REIMBURSEMENT                      _.__%5
NET  EXPENSES                                                     2.50%

CLASS  C
SHAREHOLDER  FEES
MAXIMUM  SALES  CHARGE  (LOAD)  IMPOSED  ON  PURCHASES             NONE
     (AS  A  PERCENTAGE  OF  OFFERING  PRICE)
MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)                            1%4
     (AS  A  PERCENTAGE  OF  PURCHASE  OR  REDEMPTION
     PROCEEDS,  WHICHEVER  IS  LOWER)

ANNUAL  FUND  OPERATING  EXPENSES1
MANAGEMENT  FEES                                                  0.__%
DISTRIBUTION  AND  SERVICE  (12B-1)  FEES                         1.00%
OTHER  EXPENSES                                                   0.__%
TOTAL  ANNUAL  FUND  OPERATING  EXPENSES                          _.__%
FEE  WAIVER  AND/OR  EXPENSE  REIMBURSEMENT                      _.__%5
NET  EXPENSES                                                     2.50%

CLASS  I
SHAREHOLDER  FEES
MAXIMUM  SALES  CHARGE  (LOAD)  IMPOSED  ON  PURCHASES             NONE
     (AS  A  PERCENTAGE  OF  OFFERING  PRICE)
MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)                           NONE
     (AS  A  PERCENTAGE  OF  PURCHASE  OR  REDEMPTION
     PROCEEDS,  WHICHEVER  IS  LOWER)

ANNUAL  FUND  OPERATING  EXPENSES1
MANAGEMENT  FEES                                                  0.__%
DISTRIBUTION  AND  SERVICE  (12B-1)  FEES                          NONE
OTHER  EXPENSES                                                   0.__%
TOTAL  ANNUAL  FUND  OPERATING  EXPENSES                          _.__%
FEE  WAIVER  AND/OR  EXPENSE  REIMBURSEMENT                      _.__%5
NET  EXPENSES                                                     0.90%

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:

- YOU INVEST $10,000 ($1,000,000 IN THE INSTITUTIONAL CLASS) IN THE FUND FOR THE TIME PERIODS INDICATED;
-     YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-     THE  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:

          NUMBER  OF  YEARS  INVESTMENT  IS  HELD
                                     1  YEAR               3  YEARS
CLASS  A                             $____                 $____
CLASS  B  (WITH  REDEMPTION)         $____                 $____
CLASS  B  (NO  REDEMPTION)           $____                 $____
CLASS  C  (WITH  REDEMPTION)         $____                 $____
CLASS  C  (NO  REDEMPTION)           $____                 $____
CLASS  I                             $____                 $____

EXPLANATION  OF  FEES  AND  EXPENSES  TABLE
1 EXPENSES ARE BASED ON ESTIMATES FOR THE FUND'S CURRENT FISCAL YEAR, UNLESS OTHERWISE INDICATED.


MANAGEMENT  FEES  ALSO  INCLUDE AN
ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR.
2 PURCHASES OF CLASS A SHARES FOR ACCOUNTS WITH $1 MILLION OR MORE ARE NOT SUBJECT TO FRONT-END SALES CHARGES, BUT MAY BE SUBJECT TO A 1.0% CONTINGENT DEFERRED SALES CHARGE ON SHARES REDEEMED WITHIN 1 YEAR OF PURCHASE. SEE "HOW TO BUY SHARES - CLASS A."
3 A CONTINGENT DEFERRED SALES CHARGE IS IMPOSED ON THE PROCEEDS OF CLASS B SHARES REDEEMED WITHIN 6 YEARS, SUBJECT TO CERTAIN EXCEPTIONS. THE CHARGE IS A PERCENTAGE OF NET ASSET VALUE AT THE TIME OF PURCHASE OR REDEMPTION, WHICHEVER IS LESS, AND DECLINES FROM 5% IN THE FIRST YEAR THAT SHARES ARE HELD, TO 4% IN THE SECOND AND THIRD YEAR, 3% IN THE FOURTH YEAR, 2% IN THE FIFTH YEAR AND 1% IN THE SIXTH YEAR. THERE IS NO CHARGE ON REDEMPTIONS OF CLASS B SHARES HELD FOR MORE THAN SIX YEARS. SEE "CALCULATION OF CONTINGENT DEFERRED SALES CHARGE." 4 A CONTINGENT DEFERRED SALES CHARGE OF 1% IS IMPOSED ON THE PROCEEDS OF CLASS C SHARES REDEEMED WITHIN ONE YEAR. THE CHARGE IS A PERCENTAGE OF NET ASSET VALUE AT THE TIME OF PURCHASE OR REDEMPTION, WHICHEVER IS LESS. SEE "CALCULATION OF CONTINGENT DEFERRED SALES CHARGE."
5 THE ADVISOR HAS AGREED TO LIMIT ANNUAL FUND OPERATING EXPENSES (NET OF ANY EXPENSE OFFSET ARRANGEMENTS) THROUGH [DATE]. THE CONTRACTUAL EXPENSE CAP IS SHOWN AS "NET EXPENSES," THIS IS THE MAXIMUM AMOUNT OF OPERATING EXPENSES THAT MAY BE CHARGED TO THE FUND THROUGH [DATE]. FOR THE PURPOSES OF THIS EXPENSE LIMIT, OPERATING EXPENSES DO NOT INCLUDE INTEREST EXPENSE, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, TAXES AND CAPITAL ITEMS. THE FUND HAS AN OFFSET ARRANGEMENT WITH THE CUSTODIAN BANK WHEREBY THE CUSTODIAN AND TRANSFER AGENT FEES MAY BE PAID INDIRECTLY BY CREDITS ON THE FUND'S UNINVESTED CASH BALANCES. THESE CREDITS ARE USED TO REDUCE THE FUND'S EXPENSES.

INVESTMENT  PRACTICES  AND  RISKS
THE MOST CONCISE DESCRIPTION OF THE FUND'S RISK PROFILE IS UNDER THE RISK-RETURN SUMMARY. THE FUND IS ALSO PERMITTED TO INVEST IN CERTAIN OTHER INVESTMENTS AND TO USE CERTAIN INVESTMENT TECHNIQUES THAT HAVE HIGHER RISKS ASSOCIATED WITH THEM. ON THE FOLLOWING PAGES ARE BRIEF DESCRIPTIONS OF THESE OTHER PRINCIPAL INVESTMENTS AND TECHNIQUES, ALONG WITH THEIR RISKS.

FOR EACH OF THE INVESTMENT PRACTICES LISTED, THE FUND'S LIMITATIONS ARE SHOWN AS A PERCENTAGE OF ITS ASSETS AND THE PRINCIPAL TYPES OF RISK INVOLVED. (SEE THE PAGES FOLLOWING FOR A DESCRIPTION OF THE TYPES OF RISKS).

ACTIVE TRADING STRATEGY/TURNOVER INVOLVES SELLING A SECURITY SOON AFTER PURCHASE. AN ACTIVE TRADING STRATEGY CAUSES A FUND TO HAVE HIGHER PORTFOLIO TURNOVER COMPARED TO OTHER FUNDS AND HIGHER TRANSACTION COSTS, SUCH AS COMMISSIONS AND CUSTODIAN AND SETTLEMENT FEES, AND MAY INCREASE YOUR TAX LIABILITY. RISKS: OPPORTUNITY, MARKET AND TRANSACTION.

TEMPORARY DEFENSIVE POSITIONS. DURING ADVERSE MARKET, ECONOMIC OR POLITICAL CONDITIONS, THE FUND MAY DEPART FROM ITS PRINCIPAL INVESTMENT STRATEGIES BY INCREASING ITS INVESTMENT IN SHORT-TERM INTEREST-BEARING SECURITIES. RISKS:
OPPORTUNITY.

CONVENTIONAL  SECURITIES
STOCKS IN GENERAL. THE FUND IS SUBJECT TO STOCK MARKET RISK. STOCK PRICES OVERALL MAY DECLINE OVER SHORT OR EVEN LONG PERIODS. THE FUND IS ALSO SUBJECT TO INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS FROM LARGE-CAPITALIZATION STOCKS WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF DOING BETTER OR WORSE THAN THE STOCK MARKET IN GENERAL. FINALLY, INDIVIDUAL STOCKS MAY LOSE VALUE FOR A VARIETY OF REASONS, EVEN WHEN THE OVERALL STOCK MARKET HAS INCREASED. RISKS: MARKET.

FOREIGN SECURITIES. SECURITIES ISSUED BY COMPANIES LOCATED OUTSIDE THE U.S. AND/OR TRADED PRIMARILY ON A FOREIGN EXCHANGE. THE FUND DOES NOT EXPECT TO OWN MORE THAN 10% OF SUCH SECURITIES. RISKS: MARKET, CURRENCY, TRANSACTION, LIQUIDITY, INFORMATION AND POLITICAL.

SMALL CAP STOCKS. INVESTING IN SMALL COMPANIES INVOLVES GREATER RISK THAN WITH MORE ESTABLISHED COMPANIES. SMALL CAP STOCK PRICES ARE MORE VOLATILE AND THE COMPANIES OFTEN HAVE LIMITED PRODUCT LINES, MARKETS, FINANCIAL RESOURCES, AND MANAGEMENT EXPERIENCE. RISKS: MARKET, LIQUIDITY AND INFORMATION.

INVESTMENT GRADE BONDS. BONDS RATED BBB/BAA OR HIGHER OR COMPARABLE UNRATED BONDS. RISKS: INTEREST RATE, MARKET AND CREDIT.

BELOW-INVESTMENT GRADE BONDS. BONDS RATED BELOW BBB/BAA OR COMPARABLE UNRATED BONDS ARE CONSIDERED JUNK BONDS. THEY ARE SUBJECT TO GREATER CREDIT RISK THAN INVESTMENT GRADE BONDS. THE FUND DOES NOT EXPECT TO OWN MORE THAN 20% OF SUCH SECURITIES, EXCLUDING ANY HIGH SOCIAL IMPACT INVESTMENTS). RISKS: CREDIT, MARKET, INTEREST RATE, LIQUIDITY AND INFORMATION.

UNRATED DEBT SECURITIES. BONDS THAT HAVE NOT BEEN RATED BY A RECOGNIZED RATING AGENCY; THE ADVISOR HAS DETERMINED THE CREDIT QUALITY BASED ON ITS OWN RESEARCH.
RISKS:  CREDIT,  MARKET,  INTEREST  RATE,  LIQUIDITY  AND  INFORMATION.

ILLIQUID SECURITIES. SECURITIES WHICH CANNOT BE READILY SOLD BECAUSE THERE IS NO ACTIVE MARKET. THE FUND DOES NOT EXPECT TO OWN MORE THAN 15% OF SUCH SECURITIES.
RISKS:  LIQUIDITY,  MARKET  AND  TRANSACTION.

LEVERAGED  DERIVATIVE  INSTRUMENTS
CURRENCY CONTRACTS. CONTRACTS INVOLVING THE RIGHT OR OBLIGATION TO BUY OR SELL A GIVEN AMOUNT OF FOREIGN CURRENCY AT A SPECIFIED PRICE AND FUTURE DATE. RISKS:
CURRENCY,  LEVERAGE,  CORRELATION,  LIQUIDITY  AND  OPPORTUNITY.

OPTIONS ON SECURITIES AND INDICES. CONTRACTS GIVING THE HOLDER THE RIGHT BUT NOT THE OBLIGATION TO PURCHASE OR SELL A SECURITY (OR THE CASH VALUE, IN THE CASE OF AN OPTION ON AN INDEX) AT A SPECIFIED PRICE WITHIN A SPECIFIED TIME. IN THE CASE OF SELLING (WRITING) OPTIONS, THE FUND WILL WRITE CALL OPTIONS ONLY IF THEY ALREADY OWN THE SECURITY (IF IT IS "COVERED"). THE FUND DOES NOT EXPECT TO OWN MORE THAN 5% (BASED ON NET PREMIUM PAYMENTS) OF SUCH SECURITIES. RISKS: INTEREST RATE, CURRENCY, MARKET, LEVERAGE, CORRELATION, LIQUIDITY, CREDIT AND OPPORTUNITY.

FUTURES CONTRACT. AGREEMENT TO BUY OR SELL A SPECIFIC AMOUNT OF A COMMODITY OR FINANCIAL INSTRUMENT AT A PARTICULAR PRICE ON A SPECIFIC FUTURE DATE. THE FUND DOES NOT EXPECT TO OWN MORE THAN 5% OF SUCH SECURITIES. RISKS: INTEREST RATE, CURRENCY, MARKET, LEVERAGE, CORRELATION, LIQUIDITY AND OPPORTUNITY.

HIGH  SOCIAL  IMPACT  INVESTMENTS
HIGH SOCIAL IMPACT INVESTMENTS IS A PROGRAM THAT PERMITS UP TO 1% OF THE FUND'S ASSETS TO BE TARGETED TO DIRECTLY SUPPORT THE GROWTH OF COMMUNITY-BASED ORGANIZATIONS FOR THE PURPOSES OF PROMOTING BUSINESS CREATION, HOUSING DEVELOPMENT, AND ECONOMIC AND SOCIAL DEVELOPMENT OF URBAN AND RURAL COMMUNITIES. THESE TYPES OF INVESTMENTS OFFER A RATE OF RETURN BELOW THE THEN-PREVAILING MARKET RATE, AND ARE CONSIDERED ILLIQUID, UNRATED AND MAY BE DEEMED BELOW-INVESTMENT GRADE. THEY ALSO INVOLVE A GREATER RISK OF DEFAULT OR PRICE DECLINE THAN INVESTMENT GRADE SECURITIES. HOWEVER, THEY HAVE A SIGNIFICANT SOCIAL RETURN BY MAKING A TREMENDOUS DIFFERENCE IN OUR LOCAL COMMUNITIES. HIGH
SOCIAL IMPACT INVESTMENTS ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUND'S BOARD.

SPECIAL  EQUITIES
THE FUND HAS A SPECIAL EQUITIES INVESTMENT PROGRAM THAT ALLOWS THE FUND TO PROMOTE ESPECIALLY PROMISING APPROACHES TO SOCIAL GOALS THROUGH PRIVATELY PLACED INVESTMENTS. THE INVESTMENTS ARE GENERALLY VENTURE CAPITAL INVESTMENTS IN SMALL, UNTRIED ENTERPRISES. THE SPECIAL EQUITIES COMMITTEE OF THE FUND IDENTIFIES, EVALUATES, AND SELECTS THE SPECIAL EQUITIES INVESTMENTS. SPECIAL EQUITIES INVOLVE A HIGH DEGREE OF RISK - THEY ARE SUBJECT TO LIQUIDITY, INFORMATION, AND IF A DEBT INVESTMENT, CREDIT RISK. SPECIAL EQUITIES ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUND'S BOARD.

THE FUND HAS ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS (FOR EXAMPLE, REPURCHASE AGREEMENTS, BORROWING, PLEDGING, AND REVERSE REPURCHASE AGREEMENTS, SECURITIES LENDING, WHEN-ISSUED SECURITIES AND SHORT SALES.) THESE POLICIES AND RESTRICTIONS ARE DISCUSSED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI").

TYPES  OF  INVESTMENT  RISK

CORRELATION  RISK
THIS OCCURS WHEN A FUND "HEDGES" - USES ONE INVESTMENT TO OFFSET THE FUND'S POSITION IN ANOTHER. IF THE TWO INVESTMENTS DO NOT BEHAVE IN RELATION TO ONE ANOTHER THE WAY FUND MANAGERS EXPECT THEM TO, THEN UNEXPECTED OR UNDESIRED RESULTS MAY OCCUR. FOR EXAMPLE, A HEDGE MAY ELIMINATE OR REDUCE GAINS AS WELL AS OFFSET LOSSES.

CREDIT  RISK
THE RISK THAT THE ISSUER OF A SECURITY OR THE COUNTERPARTY TO AN INVESTMENT CONTRACT MAY DEFAULT OR BECOME UNABLE TO PAY ITS OBLIGATIONS WHEN DUE.

CURRENCY  RISK
CURRENCY RISK OCCURS WHEN A FUND BUYS, SELLS OR HOLDS A SECURITY DENOMINATED IN FOREIGN CURRENCY. FOREIGN CURRENCIES "FLOAT" IN VALUE AGAINST THE U.S. DOLLAR. ADVERSE CHANGES IN FOREIGN CURRENCY VALUES CAN CAUSE INVESTMENT LOSSES WHEN A FUND'S INVESTMENTS ARE CONVERTED TO U.S. DOLLARS.

EXTENSION  RISK
THE RISK THAT AN UNEXPECTED RISE IN INTEREST RATES WILL EXTEND THE LIFE OF A MORTGAGE-BACKED SECURITY BEYOND THE EXPECTED PREPAYMENT TIME, TYPICALLY REDUCING THE SECURITY'S VALUE.

INFORMATION  RISK
THE RISK THAT INFORMATION ABOUT A SECURITY OR ISSUER OR THE MARKET MIGHT NOT BE AVAILABLE, COMPLETE, ACCURATE OR COMPARABLE.

INTEREST  RATE  RISK
THE RISK THAT CHANGES IN INTEREST RATES WILL ADVERSELY AFFECT THE VALUE OF AN INVESTOR'S SECURITIES. WHEN INTEREST RATES RISE, THE VALUE OF FIXED-INCOME SECURITIES WILL GENERALLY FALL. CONVERSELY, A DROP IN INTEREST RATES WILL GENERALLY CAUSE AN INCREASE IN THE VALUE OF FIXED-INCOME SECURITIES. LONGER-TERM SECURITIES AND ZERO COUPON/"STRIPPED" COUPON SECURITIES ("STRIPS") ARE SUBJECT TO GREATER INTEREST RATE RISK.

LEVERAGE  RISK
THE RISK THAT OCCURS IN SOME SECURITIES OR TECHNIQUES WHICH TEND TO MAGNIFY THE EFFECT OF SMALL CHANGES IN AN INDEX OR A MARKET. THIS CAN RESULT IN A LOSS THAT EXCEEDS THE AMOUNT ACTUALLY INVESTED.

LIQUIDITY  RISK
THE RISK THAT OCCURS WHEN INVESTMENTS CANNOT BE READILY SOLD. A FUND MAY HAVE TO ACCEPT A LESS-THAN-DESIRABLE PRICE TO COMPLETE THE SALE OF AN ILLIQUID SECURITY OR MAY NOT BE ABLE TO SELL IT AT ALL.

MANAGEMENT  RISK
THE RISK THAT A FUND'S PORTFOLIO MANAGEMENT PRACTICES MIGHT NOT WORK TO ACHIEVE THEIR DESIRED RESULT.

MARKET  RISK
THE RISK SECURITIES PRICES IN A MARKET, A SECTOR OR AN INDUSTRY WILL FLUCTUATE, AND THAT SUCH MOVEMENTS MIGHT REDUCE AN INVESTMENT'S VALUE.

OPPORTUNITY  RISK
THE RISK OF MISSING OUT ON AN INVESTMENT OPPORTUNITY BECAUSE THE ASSETS NEEDED TO TAKE ADVANTAGE OF IT ARE COMMITTED TO LESS ADVANTAGEOUS INVESTMENTS OR STRATEGIES.

POLITICAL  RISK
THE RISK THAT MAY OCCUR WITH FOREIGN INVESTMENTS, AND MEANS THAT THE VALUE OF AN INVESTMENT MAY BE ADVERSELY AFFECTED BY NATIONALIZATION, TAXATION, WAR,
GOVERNMENT  INSTABILITY  OR  OTHER  ECONOMIC  OR  POLITICAL  ACTIONS OR FACTORS.

PREPAYMENT  RISK
THE RISK THAT ANTICIPATED PREPAYMENTS MAY OCCUR, REDUCING THE VALUE OF A MORTGAGE-BACKED SECURITY. THE FUND MUST THEN REINVEST THOSE ASSETS AT THE
CURRENT  MARKET  RATE  WHICH  MAY  BE  LOWER.

TRANSACTION  RISK
THE RISK THAT A FUND MAY BE DELAYED OR UNABLE TO SETTLE A TRANSACTION OR THAT COMMISSIONS AND SETTLEMENT EXPENSES MAY BE HIGHER THAN USUAL.

SHAREHOLDER  ADVOCACY  AND  SOCIAL  RESPONSIBILITY

AS THE FUND'S ADVISOR, CALVERT TAKES A PROACTIVE ROLE TO MAKE A TANGIBLE POSITIVE CONTRIBUTION TO OUR SOCIETY AND THAT OF FUTURE GENERATIONS. CALVERT SEEKS TO POSITIVELY INFLUENCE CORPORATE BEHAVIOR THROUGH ITS ROLE AS A
SHAREHOLDER BY PUSHING COMPANIES TOWARD HIGHER STANDARDS OF SOCIAL AND ENVIRONMENTAL RESPONSIBILITY. CALVERT'S ACTIVITIES MAY INCLUDE BUT ARE NOT LIMITED TO:

DIALOGUE  WITH  COMPANIES
CALVERT REGULARLY INITIATES DIALOGUE WITH MANAGEMENT AS PART OF ITS SOCIAL RESEARCH PROCESS. AFTER THE FUND HAS BECOME A SHAREHOLDER, CALVERT OFTEN CONTINUES ITS DIALOGUE WITH MANAGEMENT THROUGH PHONE CALLS, LETTERS AND IN-PERSON MEETINGS. THROUGH ITS INTERACTION, CALVERT LEARNS ABOUT MANAGEMENT'S SUCCESSES AND CHALLENGES AND PRESS FOR IMPROVEMENT ON ISSUES OF CONCERN.

PROXY  VOTING
AS A SHAREHOLDER IN THE VARIOUS PORTFOLIO COMPANIES, THE FUND IS GUARANTEED AN OPPORTUNITY EACH YEAR TO EXPRESS ITS VIEWS ON ISSUES OF CORPORATE GOVERNANCE AND SOCIAL RESPONSIBILITY AT ANNUAL STOCKHOLDER MEETINGS. CALVERT TAKES ITS VOTING RESPONSIBILITY SERIOUSLY AND VOTE ALL PROXIES CONSISTENT WITH THE FINANCIAL AND SOCIAL OBJECTIVES OF THE FUND.

SHAREHOLDER  RESOLUTIONS
CALVERT PROPOSES RESOLUTIONS ON A VARIETY OF SOCIAL ISSUES. IT FILES SHAREHOLDER RESOLUTIONS WHEN OUR DIALOGUE WITH CORPORATE MANAGEMENT PROVES UNSUCCESSFUL TO ENCOURAGE A COMPANY TO TAKE ACTION. IN MOST CASES, CALVERT'S EFFORTS HAVE LED TO NEGOTIATED SETTLEMENTS WITH POSITIVE RESULTS FOR SHAREHOLDERS AND COMPANIES ALIKE. FOR EXAMPLE, ONE OF ITS SHAREHOLDER RESOLUTIONS RESULTED IN THE COMPANY'S FIRST-EVER DISCLOSURE OF ITS EQUAL EMPLOYMENT POLICIES, PROGRAMS AND WORKFORCE DEMOGRAPHICS.

ABOUT  CALVERT

CALVERT ASSET MANAGEMENT COMPANY, INC., 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814 ("CALVERT"), IS THE FUND'S INVESTMENT ADVISOR. CALVERT PROVIDES THE FUND WITH INVESTMENT SUPERVISION AND MANAGEMENT AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUND, AN PAYS THE SALARIES AND FEES OF ALL DIRECTORS WHO ARE AFFILIATED PERSONS OF THE ADVISOR. IT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1976. CALVERT IS THE INVESTMENT ADVISOR FOR OVER 30 MUTUAL FUND PORTFOLIOS, INCLUDING THE FIRST AND LARGEST FAMILY OF SOCIALLY SCREENED FUNDS. AS OF JUNE 30, 2000, CALVERT HAD OVER $__ BILLION IN ASSETS UNDER MANAGEMENT.

SUBADVISOR  AND  PORTFOLIO  MANAGER

[TO BE PROVIDED]

THE FUND HAS OBTAINED AN EXEMPTIVE ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION TO PERMIT THE FUND, PURSUANT TO APPROVAL BY THE BOARD OF DIRECTORS, TO ENTER INTO AND MATERIALLY AMEND CONTRACTS WITH THE FUND'S SUBADVISOR WITHOUT SHAREHOLDER APPROVAL. SEE "INVESTMENT ADVISOR AND SUBADVISOR" IN THE SAI FOR FURTHER DETAILS.

ADVISORY  FEES

THE FUND'S ADVISORY AGREEMENT PROVIDES FOR THE FUND TO PAY THE ADVISOR A FEE OF 0.25% OF THE FUND'S AVERAGE DAILY NET ASSETS.

HOW  TO  BUY  SHARES

GETTING  STARTED  -  BEFORE  YOU  OPEN  AN  ACCOUNT
YOU  HAVE  A  FEW DECISIONS TO MAKE BEFORE YOU OPEN AN ACCOUNT IN A MUTUAL FUND.

FIRST,  DECIDE  WHICH  FUND(S)  BEST  SUIT  YOUR  NEEDS  AND  YOUR  GOALS.

SECOND, DECIDE WHAT KIND OF ACCOUNT YOU WANT TO OPEN. CALVERT OFFERS INDIVIDUAL, JOINT, TRUST, UNIFORM GIFTS/TRANSFERS TO MINOR ACCOUNTS, TRADITIONAL, EDUCATION AND ROTH IRAS, QUALIFIED PROFIT-SHARING AND MONEY PURCHASE PLANS, SIMPLE IRAS, SEP-IRAS, 403(B)(7) ACCOUNTS, AND SEVERAL OTHER TYPES OF ACCOUNTS. MINIMUM INVESTMENTS ARE LOWER FOR THE RETIREMENT PLANS.

THEN  DECIDE  WHICH  CLASS  OF  SHARES  IS  BEST  FOR  YOU.

YOU  SHOULD  MAKE  THIS  DECISION  CAREFULLY,  BASED  ON:
-     THE  AMOUNT  YOU  WISH  TO  INVEST;
-     THE  LENGTH  OF  TIME  YOU  PLAN  TO  KEEP  THE  INVESTMENT;  AND
-     THE  CLASS  EXPENSES.

CHOOSING  A  SHARE  CLASS

THE FUND OFFERS FOUR DIFFERENT CLASSES (CLASS A, B, C AND I). THIS CHART SHOWS THE DIFFERENCE IN THE CLASSES AND THE GENERAL TYPES OF INVESTORS WHO MAY BE INTERESTED IN EACH CLASS:

CLASS A: FRONT-      CLASS B: DEFERRED SALES      CLASS C: DEFERRED SALES CHARGE
END SALES CHARGE     CHARGE FOR 6 YEARS           SALES CHARGE FOR 1 YEAR
YEAR

FOR ALL INVESTORS,   FOR INVESTORS WHO PLAN TO    FOR INVESTORS WHO ARE
PARTICULARLY THOSE   HOLD THE SHARES AT LEAST 6   INVESTING FOR AT LEAST ONE
INVESTING A          YEARS. THE EXPENSES OF       YEAR, BUT LESS THAN SIX YEARS.
SUBSTANTIAL AMOUNT   THIS CLASS ARE HIGHER THAN   THE EXPENSES OF THIS CLASS ARE
WHO PLAN TO HOLD     CLASS A, BECAUSE OF THE      HIGHER THAN CLASS A, BECAUSE
THE SHARES FOR A     12B-1 FEE.                   OF THE 12B-1 FEE.
LONG PERIOD OF TIME.

SALES CHARGE ON      NO SALES CHARGE ON EACH      NO SALES CHARGE ON EACH
EACH PURCHASE OF     PURCHASE, BUT IF YOU SELL    PURCHASE, BUT IF YOU SELL
4.75% OR LESS,       YOUR SHARES WITHIN 6         SHARES WITHIN 1 YEAR, THEN YOU
DEPENDING ON THE     YEARS, YOU WILL PAY A        WILL PAY A DEFERRED SALES
AMOUNT YOU INVEST.   DEFERRED SALES CHARGE OF     CHARGE OF 1% AT THAT TIME.
                     5% OR LESS ON SHARES YOU
                     SELL.

CLASS A SHARES       CLASS B SHARES HAVE AN        CLASS C SHARES HAVE AN ANNUAL
HAVE AN ANNUAL       ANNUAL 12B-1 FEE OF 1%.       12B-1 FEE OF 1%.
12B-1 FEE OF 0.25%.

CLASS A SHARES HAVE  YOUR SHARES WILL              CLASS C SHARES HAVE HIGHER
LOWER ANNUAL         AUTOMATICALLY CONVERT TO      ANNUAL EXPENSES THAN CLASS A
EXPENSES DUE TO A    CLASS A SHARES AFTER 8        AND THERE IS NO AUTOMATIC
LOWER 12B-1 FEE.     YEARS, REDUCING YOUR          CONVERSION TO CLASS A.
                     FUTURE ANNUAL EXPENSES.

PURCHASES OF CLASS   IF YOU ARE INVESTING MORE     IF YOU ARE INVESTING MORE
A SHARES AT NAV FOR  THAN $250,000, YOU SHOULD     THAN $1 MILLION YOU SHOULD
ACCOUNTS WITH $1     CONSIDER INVESTING IN CLASS   INVEST IN CLASS A.
MILLION OR MORE      A OR C.
WILL BE SUBJECT TO
A 1% DEFERRED SALES
CHARGE FOR 1 YEAR.


CLASS I: NO SALES CHARGE

FOR INVESTORS WHO ARE
INVESTING $1 MILLION OR
MORE.

NO SALES CHARGE.

NO ANNUAL 12B-1 FEE.

CLASS I SHARES HAVE LOW
ANNUAL EXPENSES.

CLASS  A
IF YOU CHOOSE CLASS A, YOU WILL PAY A SALES CHARGE AT THE TIME OF EACH PURCHASE. THIS TABLE SHOWS THE CHARGES BOTH AS A PERCENTAGE OF OFFERING PRICE AND AS A PERCENTAGE OF THE AMOUNT YOU INVEST. THE TERM "OFFERING PRICE" MEANS THE NAV PER SHARE PLUS THE FRONT-END SALES CHARGE. IF YOU INVEST MORE, THE PERCENTAGE RATE OF THE SALES CHARGE WILL BE LOWER. FOR EXAMPLE, IF YOU INVEST MORE THAN $50,000, OR IF YOUR CUMULATIVE PURCHASES OR THE VALUE IN YOUR ACCOUNT IS MORE THAN
$50,0001,  THEN  THE  SALES  CHARGE  IS  REDUCED  TO  3.75%.

YOUR INVESTMENT IN                        SALES CHARGE %        % OF AMT.
CLASS A SHARES                            OF OFFERING PRICE     INVESTED
LESS THAN $50,000                                4.75%          4.99%
$50,000 BUT NOT LESS THAN $100,000               3.75%          3.90%
$100,000 BUT NOT LESS THAN $250,000              2.75%          2.83%
$250,000 BUT NOT LESS THAN $500,000              1.75%          1.78%
$500,000 BUT NOT LESS THAN $1,000,000            1.00%          1.01%
$1,000,000 AND OVER                              NONE2          NONE2

1 THIS IS CALLED "RIGHTS OF ACCUMULATION." THE SALES CHARGE IS CALCULATED BY TAKING INTO ACCOUNT NOT ONLY THE DOLLAR AMOUNT OF THE NEW PURCHASE OF SHARES, BUT ALSO THE HIGHER OF COST OR CURRENT VALUE OF SHARES YOU HAVE PREVIOUSLY PURCHASED IN CALVERT GROUP FUNDS THAT IMPOSE SALES CHARGES. THIS AUTOMATICALLY APPLIES TO YOUR ACCOUNT FOR EACH NEW PURCHASE OF CLASS A SHARES.
2 PURCHASES OF CLASS A SHARES AT NAV FOR ACCOUNTS WITH $1,000,000 ($1 MILLION) OR MORE ARE SUBJECT TO A ONE YEAR CDSC OF 1%. SEE THE "CALCULATION OF CONTINGENT DEFERRED SALES CHARGE AND WAIVER OF SALES CHARGES."

THE CLASS A FRONT-END SALES CHARGE MAY BE WAIVED FOR CERTAIN PURCHASES OR INVESTORS, SUCH AS PARTICIPANTS IN CERTAIN GROUP RETIREMENT PLANS OR OTHER QUALIFIED GROUPS AND CLIENTS OF REGISTERED INVESTMENT ADVISERS. FOR DETAILS ON THESE AND OTHER PURCHASES THAT MAY QUALIFY FOR A REDUCED SALES CHARGE, SEE EXHIBIT A.

CLASS  B
IF YOU CHOOSE CLASS B, THERE IS NO FRONT-END SALES CHARGE LIKE CLASS A, BUT IF YOU SELL THE SHARES WITHIN THE FIRST SIX YEARS, YOU WILL HAVE TO PAY A "CONTINGENT DEFERRED" SALES CHARGE ("CDSC"). KEEP IN MIND THAT THE LONGER YOU HOLD THE SHARES, THE LESS YOU WILL HAVE TO PAY IN DEFERRED SALES CHARGES.

TIME  SINCE               CDSC  %
PURCHASE
---------------------     -------
1ST  YEAR                 5%
---------                 --
2ND  YEAR                 4%
                          --
3RD  YEAR                 4%
                          --
4TH  YEAR                 3%
                          --
5TH  YEAR                 2%
                          --
6TH  YEAR                 1%
                          --
AFTER  6  YEARS           NONE
---------------           ----

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE AND WAIVER OF SALES CHARGES THE CDSC WILL NOT BE CHARGED ON SHARES YOU RECEIVED AS DIVIDENDS OR FROM CAPITAL GAINS DISTRIBUTIONS OR ON ANY CAPITAL APPRECIATION (GAIN IN THE VALUE) OF SHARES THAT ARE SOLD.

SHARES  THAT  ARE  NOT  SUBJECT  TO THE CDSC WILL BE REDEEMED FIRST, FOLLOWED BY
SHARES YOU HAVE HELD THE LONGEST. THE CDSC IS CALCULATED BY DETERMINING THE SHARE VALUE AT BOTH THE TIME OF PURCHASE AND REDEMPTION AND THEN MULTIPLYING WHICHEVER VALUE IS LESS BY THE PERCENTAGE THAT APPLIES AS SHOWN ABOVE. IF YOU CHOOSE TO SELL ONLY PART OF YOUR SHARES, THE CAPITAL APPRECIATION FOR THOSE SHARES ONLY IS INCLUDED IN THE CALCULATION, RATHER THAN THE CAPITAL APPRECIATION FOR THE ENTIRE ACCOUNT.

THE  CDSC  ON  CLASS  B  SHARES  WILL  BE WAIVED IN THE FOLLOWING CIRCUMSTANCES:

- REDEMPTION UPON THE DEATH OR DISABILITY OF THE SHAREHOLDER, PLAN PARTICIPANT, OR BENEFICIARY.1
-     MINIMUM  REQUIRED  DISTRIBUTIONS  FROM  RETIREMENT  PLAN  ACCOUNTS  FOR
SHAREHOLDERS  70   AND  OLDER.2
- THE RETURN OF AN EXCESS CONTRIBUTION OR DEFERRAL AMOUNTS, PURSUANT TO SECTIONS 408(D)(4) OR (5), 401(K)(8), 402(G)(2), OR 401(M)(6) OF THE INTERNAL
REVENUE  CODE.
- INVOLUNTARY REDEMPTIONS OF ACCOUNTS UNDER PROCEDURES SET FORTH BY THE FUND'S BOARD OF DIRECTORS.
- A SINGLE ANNUAL WITHDRAWAL UNDER A SYSTEMATIC WITHDRAWAL PLAN OF UP TO 10% OF THE SHAREHOLDER'S ACCOUNT BALANCE.3

1 "DISABILITY" MEANS A TOTAL DISABILITY AS EVIDENCED BY A DETERMINATION BY THE FEDERAL SOCIAL SECURITY ADMINISTRATION.
2 THE MAXIMUM AMOUNT SUBJECT TO THIS WAIVER IS BASED ONLY UPON THE SHAREHOLDER'S CALVERT GROUP RETIREMENT ACCOUNTS.
3 THIS SYSTEMATIC WITHDRAWAL PLAN REQUIRES A MINIMUM ACCOUNT BALANCE OF $50,000 TO BE ESTABLISHED.

CLASS  C
IF YOU CHOOSE CLASS C, THERE IS NO FRONT-END SALES CHARGE LIKE CLASS A, BUT IF YOU SELL THE SHARES WITHIN THE FIRST YEAR, YOU WILL HAVE TO PAY A 1% CDSC. CLASS C MAY BE A GOOD CHOICE FOR YOU IF YOU PLAN TO BUY SHARES AND HOLD THEM FOR AT LEAST 1 YEAR, BUT NOT MORE THAN FIVE OR SIX YEARS.

CLASS  I
IF YOU CHOOSE CLASS I, THERE IS NO SALES CHARGE, NOR A DISTRIBUTION PLAN. THE MINIMUM INITIAL INVESTMENT IS $1 MILLION; THE MINIMUM SUBSEQUENT INVESTMENT IS $25,000. CLASS I SHARES REQUIRE A MINIMUM ACCOUNT BALANCE OF $1 MILLION. PURCHASES MUST BE BY BANK WIRE.

DISTRIBUTION  AND  SERVICE  FEES  (FOR  CLASS  A,  B  AND  C  ONLY)
THE FUND HAS ADOPTED A PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940 THAT ALLOWS THE FUND TO PAY DISTRIBUTION FEES FOR THE SALE AND DISTRIBUTION OF ITS SHARES. THE DISTRIBUTION PLAN ALSO PAYS SERVICE FEES TO PERSONS (SUCH AS YOUR FINANCIAL PROFESSIONAL) FOR SERVICES PROVIDED TO SHAREHOLDERS. BECAUSE THESE FEES ARE PAID OUT OF A FUND'S ASSETS ON AN ONGOING BASIS, OVER TIME, THESE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES. PLEASE SEE EXHIBIT B FOR MORE SERVICE FEE INFORMATION.

THE  TABLE  BELOW  SHOWS  THE  MAXIMUM  ANNUAL  PERCENTAGE  PAYABLE  UNDER  THE
DISTRIBUTION PLAN. THE FEES ARE BASED ON AVERAGE DAILY NET ASSETS OF THE PARTICULAR CLASS.

MAXIMUM  PAYABLE  UNDER  PLAN

CLASS  A     CLASS  B     CLASS  C     CLASS  I
0.25%        1.00%        1.00%        N/A

NEXT  STEP  -  ACCOUNT  APPLICATION
COMPLETE AND SIGN AN APPLICATION FOR EACH NEW ACCOUNT. PLEASE SPECIFY WHICH CLASS YOU WISH TO PURCHASE. FOR MORE INFORMATION, CONTACT YOUR FINANCIAL PROFESSIONAL OR OUR SALES DEPARTMENT AT 800-368-2748.

FOR  CLASSES  A,  B  AND  C
MINIMUM  TO  OPEN  AN  ACCOUNT     MINIMUM  ADDITIONAL  INVESTMENTS
$2,000                             $250

PLEASE MAKE YOUR CHECK PAYABLE TO THE FUND AND MAIL IT TO THE FUND'S TRANSFER AGENT AT:

NEW  ACCOUNTS                      SUBSEQUENT  INVESTMENTS
(INCLUDE  APPLICATION):            (INCLUDE  INVESTMENT  SLIP):
CALVERT  GROUP                      CALVERT  GROUP
P.O.  BOX  219544                   P.O.  BOX  219739
KANSAS  CITY,  MO  64121-9544       KANSAS  CITY,  MO  64121-9739

BY  REGISTERED,                     CALVERT  GROUP
CERTIFIED,  OR                      C/O  NFDS
OVERNIGHT  MAIL                     330  WEST  9TH  STREET
                                    KANSAS  CITY,  MO  64105-1807

FOR  CLASS  I
MINIMUM  TO  OPEN  AN  ACCOUNT      MINIMUM  ADDITIONAL  INVESTMENTS
$1  MILLION                         $25,000

WIRE  INVESTMENTS  TO:              STATE  STREET  BANK  AND  TRUST  COMPANY
                                    BOSTON  MA
                                    ABA#  011000028
                                    FBO:  CALVERT  LARGE  CAP  GROWTH  FUND
                                    WIRE  ACCOUNT  #99037657
                                    YOUR  NAME  AND  ACCOUNT  NUMBER

IMPORTANT  -  HOW  SHARES  ARE  PRICED
THE PRICE OF SHARES IS BASED ON THE FUND'S NET ASSET VALUE ("NAV"). NAV IS COMPUTED BY ADDING THE VALUE OF THE FUND'S HOLDINGS PLUS OTHER ASSETS, SUBTRACTING LIABILITIES, AND THEN DIVIDING THE RESULT BY THE NUMBER OF SHARES OUTSTANDING. THE NAV OF EACH CLASS WILL BE DIFFERENT, DEPENDING ON THE NUMBER OF SHARES OUTSTANDING FOR EACH CLASS.

PORTFOLIO SECURITIES AND OTHER ASSETS ARE VALUED BASED ON MARKET QUOTATIONS, EXCEPT THAT SECURITIES MATURING WITHIN 60 DAYS ARE VALUED AT AMORTIZED COST. IF MARKET QUOTATIONS ARE NOT READILY AVAILABLE, SECURITIES ARE VALUED BY A METHOD THAT THE FUND'S BOARD OF DIRECTORS BELIEVES ACCURATELY REFLECTS FAIR VALUE.

THE NAV IS CALCULATED AS OF THE CLOSE OF EACH BUSINESS DAY, WHICH COINCIDES WITH THE CLOSING OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE ("NYSE") (NORMALLY 4 P.M. ET). THE FUND IS OPEN FOR BUSINESS EACH DAY THE NYSE IS OPEN. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT PURCHASES CANNOT BE RECEIVED BECAUSE THE BANKS AND POST OFFICES ARE CLOSED.

THE FUND MAY HOLD SECURITIES THAT ARE PRIMARILY LISTED ON FOREIGN EXCHANGES THAT TRADE ON DAYS WHEN THE NYSE IS CLOSED. THE FUND DOES NOT PRICE SHARES ON DAYS WHEN THE NYSE IS CLOSED, EVEN IF FOREIGN MARKETS MAY BE OPEN. AS A RESULT, THE VALUE OF THE FUND'S SHARES MAY CHANGE ON DAYS WHEN YOU WILL NOT BE ABLE TO BUY OR SELL YOUR SHARES.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
YOUR PURCHASE WILL BE PROCESSED AT THE NAV NEXT CALCULATED AFTER YOUR ORDER IS RECEIVED BY THE TRANSFER AGENT IN KANSAS CITY, MO (SEE ADDRESSES ON PRECEDING
PAGE). ALL OF YOUR PURCHASES MUST BE MADE IN U.S. DOLLARS AND INDICATE THE FUND AND CLASS. NO CASH OR THIRD PARTY CHECKS WILL BE ACCEPTED. NO CREDIT CARD OR CREDIT LOAN CHECKS WILL BE ACCEPTED. THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME OR TO REJECT ANY SPECIFIC PURCHASE ORDER. AS A CONVENIENCE, CHECK PURCHASES RECEIVED AT CALVERT'S OFFICE IN BETHESDA, MARYLAND WILL BE SENT BY OVERNIGHT DELIVERY TO THE TRANSFER AGENT AND WILL BE CREDITED THE NEXT BUSINESS DAY UPON RECEIPT BY THE TRANSFER AGENT. YOU SHOULD NOTE THAT THE SHARE PRICE MAY CHANGE DURING THIS PERIOD. ANY CHECK PURCHASE RECEIVED WITHOUT AN INVESTMENT SLIP MAY CAUSE DELAYED CREDITING. ANY PURCHASE LESS THAN THE $250 MINIMUM FOR SUBSEQUENT INVESTMENTS WILL BE CHARGED A FEE OF $5 PAYABLE TO THE FUND. IF YOUR CHECK DOES NOT CLEAR YOUR BANK, YOUR PURCHASE WILL BE CANCELED AND YOU WILL BE CHARGED A $25 FEE PLUS ANY COSTS INCURRED. ALL PURCHASES WILL BE CONFIRMED AND CREDITED TO YOUR ACCOUNT IN FULL AND FRACTIONAL SHARES (ROUNDED TO THE NEAREST 1/1000TH OF A SHARE).

OTHER  CALVERT  GROUP  FEATURES

CALVERT  INFORMATION  NETWORK
FOR 24 HOUR PERFORMANCE AND ACCOUNT INFORMATION CALL 800-368-2745 OR VISIT WWW.CALVERT.COM

ACCOUNT  SERVICES
BY SIGNING UP FOR SERVICES WHEN YOU OPEN YOUR ACCOUNT, YOU AVOID HAVING TO OBTAIN A SIGNATURE GUARANTEE. IF YOU WISH TO ADD SERVICES AT A LATER DATE, A
SIGNATURE GUARANTEE TO VERIFY YOUR SIGNATURE MAY BE OBTAINED FROM ANY BANK, TRUST COMPANY AND SAVINGS AND LOAN ASSOCIATION, CREDIT UNION, BROKER-DEALER FIRM OR MEMBER OF A DOMESTIC STOCK EXCHANGE. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

CALVERT  MONEY  CONTROLLER
CALVERT MONEY CONTROLLER ALLOWS YOU TO PURCHASE OR SELL SHARES BY ELECTRONIC FUNDS TRANSFER WITHOUT THE TIME DELAY OF MAILING A CHECK OR THE ADDED EXPENSE OF A WIRE. USE THIS SERVICE TO TRANSFER UP TO $300,000 ELECTRONICALLY. ALLOW ONE OR TWO BUSINESS DAYS AFTER YOU PLACE YOUR REQUEST FOR THE TRANSFER TO TAKE PLACE. MONEY TRANSFERRED TO PURCHASE NEW SHARES MAY BE SUBJECT TO A HOLD OF UP TO 10 BUSINESS DAYS BEFORE REDEMPTION REQUESTS WILL BE HONORED. TRANSACTION REQUESTS MUST BE RECEIVED BY 4 P.M. ET TO RECEIVE THAT DAY'S PRICE. YOU MAY REQUEST THIS SERVICE ON YOUR INITIAL ACCOUNT APPLICATION. CALVERT MONEY CONTROLLER TRANSACTIONS RETURNED BY YOUR BANK WILL INCUR A $25 CHARGE.

TELEPHONE  TRANSACTIONS
YOU MAY PURCHASE, REDEEM, OR EXCHANGE SHARES, WIRE FUNDS AND USE CALVERT MONEY CONTROLLER BY TELEPHONE IF YOU HAVE PRE-AUTHORIZED SERVICE INSTRUCTIONS AND ESTABLISHED BANK INSTRUCTIONS ON YOUR ACCOUNT, WHEN OPENED OR AT A LATER DATE BY A SIGNATURE GUARANTEED LETTER. YOU RECEIVE TELEPHONE PRIVILEGES AUTOMATICALLY WHEN YOU OPEN YOUR ACCOUNT UNLESS YOU INSTRUCT US OTHERWISE IN WRITING. WHILE TELEPHONE REDEMPTION IS EASY AND CONVENIENT, THIS ACCOUNT FEATURE INVOLVES A RISK OF LOSS FROM UNAUTHORIZED OR FRAUDULENT TRANSACTIONS. CALVERT WILL TAKE REASONABLE PRECAUTIONS TO PROTECT YOUR ACCOUNT FROM FRAUD. YOU SHOULD DO THE SAME BY KEEPING YOUR ACCOUNT INFORMATION PRIVATE AND IMMEDIATELY REVIEWING ANY CONFIRMATIONS OR ACCOUNT STATEMENTS THAT WE SEND TO YOU. MAKE SURE TO CONTACT CALVERT IMMEDIATELY ABOUT ANY TRANSACTION YOU BELIEVE TO BE UNAUTHORIZED.

CALVERT RESERVES THE RIGHT TO REFUSE A TELEPHONE REDEMPTION IF THE CALLER IS UNABLE TO PROVIDE:
- THE  ACCOUNT  NUMBER.
- THE  NAME  AND  ADDRESS  EXACTLY  AS  REGISTERED  ON  THE  ACCOUNT.
- THE PRIMARY SOCIAL SECURITY OR EMPLOYER IDENTIFICATION NUMBER AS REGISTERED ON THE ACCOUNT.

PLEASE NOTE THAT CALVERT WILL NOT BE RESPONSIBLE FOR ANY ACCOUNT LOSSES DUE TO TELEPHONE FRAUD, SO LONG AS WE HAVE TAKEN REASONABLE STEPS TO VERIFY THE CALLER'S IDENTITY. IF YOU WISH TO REMOVE THE TELEPHONE REDEMPTION FEATURE FROM YOUR ACCOUNT, PLEASE NOTIFY US IN WRITING.

EXCHANGES
CALVERT GROUP OFFERS A WIDE VARIETY OF INVESTMENT OPTIONS THAT INCLUDES COMMON STOCK FUNDS, TAX-EXEMPT AND CORPORATE BOND FUNDS, AND MONEY MARKET FUNDS (CALL YOUR FINANCIAL PROFESSIONAL OR CALVERT REPRESENTATIVE FOR MORE INFORMATION). WE MAKE IT EASY FOR YOU TO PURCHASE SHARES IN OTHER CALVERT FUNDS IF YOUR INVESTMENT GOALS CHANGE. THE EXCHANGE PRIVILEGE OFFERS FLEXIBILITY BY ALLOWING YOU TO EXCHANGE SHARES ON WHICH YOU HAVE ALREADY PAID A SALES CHARGE FROM ONE CALVERT GROUP MUTUAL FUND TO ANOTHER AT NO ADDITIONAL SALES CHARGE.

COMPLETE AND SIGN AN ACCOUNT APPLICATION, TAKING CARE TO REGISTER YOUR NEW ACCOUNT IN THE SAME NAME AND TAXPAYER IDENTIFICATION NUMBER AS YOUR EXISTING CALVERT ACCOUNT(S). EXCHANGE INSTRUCTIONS MAY THEN BE GIVEN BY TELEPHONE IF TELEPHONE REDEMPTIONS HAVE BEEN AUTHORIZED AND THE SHARES ARE NOT IN CERTIFICATE FORM.

BEFORE  YOU  MAKE  AN  EXCHANGE,  PLEASE  NOTE  THE  FOLLOWING:
EACH EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER. THEREFORE, YOU COULD REALIZE A TAXABLE GAIN OR LOSS.

YOU MAY EXCHANGE SHARES ACQUIRED BY REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS INTO ANOTHER CALVERT FUND AT NO ADDITIONAL CHARGE.

SHARES  MAY  ONLY  BE  EXCHANGED FOR SHARES OF THE SAME CLASS OF ANOTHER CALVERT
FUND.

NO CDSC IS IMPOSED ON EXCHANGES OF SHARES SUBJECT TO A CDSC AT THE TIME OF THE EXCHANGE. THE APPLICABLE CDSC IS IMPOSED AT THE TIME THE SHARES ACQUIRED BY THE EXCHANGE ARE REDEEMED.

BANK  HOLIDAYS
ON ANY DAY CALVERT GROUP IS OPEN BUT THE FUND'S CUSTODIAN BANK IS CLOSED (E.G., COLUMBUS DAY AND VETERAN'S DAY) EXCHANGE REQUESTS INTO OR OUT OF A MONEY MARKET FUND WILL BE PRICED AT THE NEXT-DETERMINED NAV, BUT WILL NOT RECEIVE ANY DIVIDEND IN THE MONEY MARKET FUND UNTIL THE NEXT DAY THE FUND'S CUSTODIAN BANK IS OPEN.

THE  FUND  AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL
ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, THE FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

THE FUND RESERVES THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGE WITH 60 DAYS' WRITTEN NOTICE.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND  SHAREHOLDER  REPORTS
YOU MAY REQUEST TO RECEIVE ELECTRONIC DELIVERY OF PROSPECTUSES AND ANNUAL AND SEMI ANNUAL REPORTS.

COMBINED  GENERAL  MAILINGS  (HOUSEHOLDING)
MULTIPLE ACCOUNTS WITH THE SAME SOCIAL SECURITY NUMBER WILL RECEIVE ONE MAILING PER HOUSEHOLD OF INFORMATION SUCH AS PROSPECTUSES AND SEMI-ANNUAL AND ANNUAL REPORTS. YOU MAY REQUEST FURTHER GROUPING OF ACCOUNTS TO RECEIVE FEWER MAILINGS. SEPARATE STATEMENTS WILL BE GENERATED FOR EACH SEPARATE ACCOUNT AND WILL BE MAILED IN ONE ENVELOPE FOR EACH COMBINATION ABOVE.

SPECIAL  SERVICES  AND  CHARGES
THE FUND PAYS FOR SHAREHOLDER SERVICES BUT NOT FOR SPECIAL SERVICES THAT ARE REQUIRED BY A FEW SHAREHOLDERS, SUCH AS A REQUEST FOR A HISTORICAL TRANSCRIPT OF AN ACCOUNT. YOU MAY BE REQUIRED TO PAY A FEE FOR THESE SPECIAL SERVICES.

IF YOU ARE PURCHASING SHARES THROUGH A PROGRAM OF SERVICES OFFERED BY A BROKER/DEALER OR FINANCIAL INSTITUTION, YOU SHOULD READ THE PROGRAM MATERIALS TOGETHER WITH THIS PROSPECTUS. CERTAIN FEATURES MAY BE MODIFIED IN THESE PROGRAMS. INVESTORS MAY BE CHARGED A FEE IF THEY EFFECT TRANSACTIONS IN FUND SHARES THROUGH A FINANCIAL INTERMEDIARY.

MINIMUM  ACCOUNT  BALANCE
PLEASE MAINTAIN A BALANCE IN EACH OF YOUR FUND ACCOUNTS OF AT LEAST $1,000 PER CLASS. IF THE BALANCE IN YOUR ACCOUNT FALLS BELOW THE MINIMUM DURING A MONTH, A FEE OF MAY BE CHARGED TO YOUR ACCOUNT. IF THE BALANCE IN YOUR ACCOUNT FALLS BELOW THE MINIMUM DURING A MONTH, YOUR ACCOUNT MAY BE CLOSED AND THE PROCEEDS MAILED TO THE ADDRESS OF RECORD. YOU WILL RECEIVE NOTICE THAT YOUR ACCOUNT IS BELOW THE MINIMUM, AND WILL BE CLOSED OR CHARGED IF THE BALANCE IS NOT BROUGHT UP TO THE REQUIRED MINIMUM AMOUNT WITHIN 30 DAYS.

DIVIDENDS,  CAPITAL  GAINS  AND  TAXES

THE FUND PAYS DIVIDENDS FROM ITS NET INVESTMENT INCOME ANNUALLY. NET INVESTMENT INCOME CONSISTS OF INTEREST INCOME, NET SHORT-TERM CAPITAL GAINS, IF ANY, AND DIVIDENDS DECLARED AND PAID ON INVESTMENTS, LESS EXPENSES. DISTRIBUTIONS OF NET SHORT-TERM CAPITAL GAINS (TREATED AS DIVIDENDS FOR TAX PURPOSES) AND NET LONG-TERM CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUND DOES NOT ANTICIPATE MAKING ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS HAVE BEEN USED OR HAVE EXPIRED. DIVIDEND AND DISTRIBUTION PAYMENTS WILL VARY BETWEEN CLASSES.

DIVIDEND  PAYMENT  OPTIONS
DIVIDENDS AND ANY DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN THE SAME FUND AT NAV (WITHOUT SALES CHARGE), UNLESS YOU ELECT TO HAVE AMOUNTS OF $10 OR MORE PAID IN CASH BY CHECK OR BY CALVERT MONEY CONTROLLER (OR BY WIRE FOR CLASS I SHARES). DIVIDENDS AND DISTRIBUTIONS FROM ANY CALVERT GROUP FUND MAY BE AUTOMATICALLY INVESTED IN AN IDENTICALLY REGISTERED ACCOUNT IN THE SAME SHARE CLASS OF ANY OTHER CALVERT GROUP FUND AT NAV. IF REINVESTED IN THE SAME ACCOUNT, NEW SHARES WILL BE PURCHASED AT NAV ON THE REINVESTMENT DATE, WHICH IS GENERALLY 1 TO 3 DAYS PRIOR TO THE PAYMENT DATE. YOU MUST NOTIFY THE FUND IN WRITING TO CHANGE YOUR PAYMENT OPTIONS. IF YOU ELECT TO HAVE DIVIDENDS AND/OR DISTRIBUTIONS PAID IN CASH, AND THE US POSTAL SERVICE RETURNS THE CHECK AS UNDELIVERABLE, IT, AS WELL AS FUTURE DIVIDENDS AND DISTRIBUTIONS, WILL BE REINVESTED IN ADDITIONAL SHARES. NO DIVIDENDS WILL ACCRUE ON AMOUNTS REPRESENTED BY UNCASHED DISTRIBUTION OR REDEMPTION CHECKS.

BUYING  A  DIVIDEND
AT THE TIME OF PURCHASE, THE SHARE PRICE OF EACH CLASS MAY REFLECT UNDISTRIBUTED INCOME, CAPITAL GAINS OR UNREALIZED APPRECIATION OF SECURITIES. ANY INCOME OR CAPITAL GAINS FROM THESE AMOUNTS WHICH ARE LATER DISTRIBUTED TO YOU ARE FULLY TAXABLE. ON THE RECORD DATE FOR A DISTRIBUTION, SHARE VALUE IS REDUCED BY THE AMOUNT OF THE DISTRIBUTION. IF YOU BUY SHARES JUST BEFORE THE RECORD DATE
("BUYING  A  DIVIDEND")  YOU  WILL  PAY  THE  FULL PRICE FOR THE SHARES AND THEN
RECEIVE  A  PORTION  OF  THE  PRICE  BACK  AS  A  TAXABLE  DISTRIBUTION.

FEDERAL  TAXES
IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-DIV INDICATING THE FEDERAL TAX STATUS OF DIVIDENDS AND ANY CAPITAL GAIN DISTRIBUTIONS PAID TO YOU DURING THE PAST YEAR. GENERALLY, DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE TO YOU REGARDLESS OF WHETHER THEY ARE TAKEN IN CASH OR REINVESTED. DIVIDENDS, INCLUDING SHORT-TERM CAPITAL GAINS, ARE TAXABLE AS ORDINARY INCOME. DISTRIBUTIONS FROM LONG-TERM CAPITAL GAINS ARE TAXABLE AS
LONG-TERM  CAPITAL  GAINS,  REGARDLESS  OF  HOW  LONG  YOU  HAVE  OWNED  SHARES.

YOU MAY REALIZE A CAPITAL GAIN OR LOSS WHEN YOU SELL OR EXCHANGE SHARES. THIS CAPITAL GAIN OR LOSS WILL BE SHORT- OR LONG-TERM, DEPENDING ON HOW LONG YOU HAVE OWNED THE SHARES WHICH WERE SOLD. IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-B INDICATING THE TOTAL AMOUNT OF ALL SALES, INCLUDING EXCHANGES. YOU SHOULD KEEP YOUR ANNUAL YEAR-END ACCOUNT STATEMENTS TO DETERMINE THE COST (BASIS) OF THE SHARES TO REPORT ON YOUR TAX RETURNS.

OTHER  TAX  INFORMATION
IN ADDITION TO FEDERAL TAXES, YOU MAY BE SUBJECT TO STATE OR LOCAL TAXES ON YOUR INVESTMENT, DEPENDING ON THE LAWS IN YOUR AREA. YOU WILL BE NOTIFIED TO THE EXTENT, IF ANY, THAT DIVIDENDS REFLECT INTEREST RECEIVED FROM US GOVERNMENT
SECURITIES.  SUCH  DIVIDENDS  MAY  BE  EXEMPT  FROM  CERTAIN STATE INCOME TAXES.

TAXPAYER  IDENTIFICATION  NUMBER
IF WE DO NOT HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER ("TIN") AND A SIGNED CERTIFIED APPLICATION OR FORM W-9, FEDERAL LAW REQUIRES US TO WITHHOLD 31% OF YOUR REPORTABLE DIVIDENDS, AND 31% OF CERTAIN REDEMPTIONS. IN ADDITION, YOU MAY BE SUBJECT TO A FINE BY THE INTERNAL REVENUE SERVICE. YOU WILL ALSO BE PROHIBITED FROM OPENING ANOTHER ACCOUNT BY EXCHANGE. CALVERT GROUP RESERVES THE RIGHT TO REJECT ANY NEW ACCOUNT OR ANY PURCHASE ORDER FOR FAILURE TO SUPPLY A CERTIFIED TIN.

HOW  TO  SELL  SHARES
YOU MAY REDEEM ALL OR A PORTION OF YOUR SHARES ON ANY DAY YOUR FUND IS OPEN FOR BUSINESS, PROVIDED THE AMOUNT REQUESTED IS NOT ON HOLD. WHEN YOU PURCHASE BY CHECK OR WITH CALVERT MONEY CONTROLLER (ELECTRONIC FUNDS TRANSFER), THE PURCHASE MAY BE ON HOLD FOR UP TO 10 BUSINESS DAYS FROM THE DATE OF RECEIPT. DURING THE HOLD PERIOD, REDEMPTION PROCEEDS WILL NOT BE SENT UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT THE PURCHASE PAYMENT HAS BEEN COLLECTED. YOUR SHARES WILL BE REDEEMED AT THE NAV NEXT CALCULATED (LESS ANY APPLICABLE CDSC) AFTER YOUR REDEMPTION REQUEST IS RECEIVED BY THE TRANSFER AGENT IN GOOD ORDER (SEE BELOW). THE PROCEEDS WILL NORMALLY BE SENT TO YOU ON THE NEXT BUSINESS DAY, BUT IF MAKING IMMEDIATE PAYMENT COULD ADVERSELY AFFECT YOUR FUND, IT MAY TAKE UP TO SEVEN (7) DAYS TO MAKE PAYMENT. CALVERT MONEY CONTROLLER REDEMPTIONS GENERALLY WILL BE CREDITED TO YOUR BANK ACCOUNT BY THE SECOND BUSINESS DAY AFTER YOUR PHONE CALL. THE FUND HAS THE RIGHT TO REDEEM SHARES IN ASSETS OTHER THAN CASH FOR REDEMPTION AMOUNTS EXCEEDING, IN ANY 90-DAY PERIOD, $250,000 OR 1% OF THE NET ASSET VALUE OF THE AFFECTED FUND, WHICHEVER IS LESS. WHEN THE NYSE IS CLOSED (OR WHEN TRADING IS RESTRICTED) FOR ANY REASON OTHER THAN ITS CUSTOMARY WEEKEND OR HOLIDAY CLOSINGS, OR UNDER ANY EMERGENCY CIRCUMSTANCES AS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION, REDEMPTIONS MAY BE SUSPENDED OR PAYMENT DATES POSTPONED. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT REDEMPTIONS CANNOT BE MAILED OR WIRED BECAUSE THE POST OFFICES AND BANKS ARE CLOSED.

REQUEST  IN  "GOOD  ORDER"
ALL REDEMPTION REQUESTS MUST BE RECEIVED BY THE TRANSFER AGENT IN "GOOD ORDER." THIS MEANS THAT YOUR REQUEST MUST INCLUDE:

-  THE  FUND  NAME  AND  ACCOUNT  NUMBER
-  THE  AMOUNT  OF  THE  TRANSACTION  (IN  DOLLARS  OR  SHARES).
- SIGNATURES OF ALL OWNERS EXACTLY AS REGISTERED ON THE ACCOUNT (FOR MAIL REQUESTS).
-  SIGNATURE  GUARANTEES  (IF  REQUIRED).*
-  ANY  SUPPORTING  LEGAL  DOCUMENTATION  THAT  MAY  BE  REQUIRED.
-  ANY  OUTSTANDING  CERTIFICATES  REPRESENTING  SHARES  TO  BE  REDEEMED.

*FOR INSTANCE, A SIGNATURE GUARANTEE MUST BE PROVIDED BY ALL REGISTERED ACCOUNT SHAREHOLDERS WHEN REDEMPTION PROCEEDS ARE SENT TO A DIFFERENT PERSON OR ADDRESS. A SIGNATURE GUARANTEE CAN BE OBTAINED FROM MOST COMMERCIAL AND SAVINGS BANKS, CREDIT UNIONS, TRUST COMPANIES, OR MEMBER FIRMS OF A U.S. STOCK EXCHANGE.

TRANSACTIONS ARE PROCESSED AT THE NEXT DETERMINED SHARE PRICE AFTER THE TRANSFER AGENT HAS RECEIVED ALL REQUIRED INFORMATION.

FOLLOW THESE SUGGESTIONS TO ENSURE TIMELY PROCESSING OF YOUR REDEMPTION REQUEST:

BY  TELEPHONE
YOU MAY REDEEM SHARES FROM YOUR ACCOUNT BY TELEPHONE AND HAVE YOUR MONEY MAILED TO YOUR ADDRESS OF RECORD OR ELECTRONICALLY TRANSFERRED OR WIRED TO A BANK YOU HAVE PREVIOUSLY AUTHORIZED. SEE "OTHER CALVERT GROUP FEATURES - TELEPHONE TRANSACTIONS."

WRITTEN  REQUESTS
FOR CLASS A, B AND C, MAIL TO: CALVERT GROUP, P.O. BOX 219544, KANSAS CITY, MO 64121-9544

FOR CLASS I, MAIL TO: CALVERT INSTITUTIONAL MARKETING GROUP, 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814

YOUR LETTER SHOULD INCLUDE YOUR ACCOUNT NUMBER AND FUND AND THE NUMBER OF SHARES OR THE DOLLAR AMOUNT YOU ARE REDEEMING. PLEASE PROVIDE A DAYTIME TELEPHONE NUMBER, IF POSSIBLE, FOR US TO CALL IF WE HAVE QUESTIONS. IF THE MONEY IS BEING SENT TO A NEW BANK, PERSON, OR ADDRESS OTHER THAN THE ADDRESS OF RECORD, YOUR LETTER MUST BE SIGNATURE GUARANTEED.

SYSTEMATIC  CHECK  REDEMPTIONS
IF YOU MAINTAIN AN ACCOUNT WITH A BALANCE OF $10,000 OR MORE, YOU MAY HAVE UP TO TWO (2) REDEMPTION CHECKS FOR A FIXED AMOUNT SENT TO YOU ON THE 15TH OF THE MONTH, SIMPLY BY SENDING A LETTER WITH ALL INFORMATION, INCLUDING YOUR ACCOUNT NUMBER, AND THE DOLLAR AMOUNT ($100 MINIMUM). IF YOU WOULD LIKE A REGULAR CHECK MAILED TO ANOTHER PERSON OR PLACE, YOUR LETTER MUST BE SIGNATURE GUARANTEED. UNLESS THEY OTHERWISE QUALIFY FOR A WAIVER, CLASS B OR CLASS C SHARES REDEEMED BY SYSTEMATIC CHECK REDEMPTION WILL BE SUBJECT TO THE CONTINGENT DEFERRED SALES CHARGE.

CORPORATIONS  AND  ASSOCIATIONS
YOUR LETTER OF INSTRUCTION AND CORPORATE RESOLUTION SHOULD BE SIGNED BY PERSON(S) AUTHORIZED TO ACT ON THE ACCOUNT, ACCOMPANIED BY SIGNATURE GUARANTEE(S).

TRUSTS
YOUR LETTER OF INSTRUCTION SHOULD BE SIGNED BY THE TRUSTEE(S) (AS TRUSTEE(S)) WITH A SIGNATURE GUARANTEE. (IF THE TRUSTEE'S NAME IS NOT REGISTERED ON YOUR ACCOUNT, PLEASE PROVIDE A COPY OF THE TRUST DOCUMENT, CERTIFIED WITHIN THE LAST 60 DAYS.)

THROUGH  YOUR  DEALER
YOUR DEALER MUST RECEIVE YOUR REQUEST BEFORE THE CLOSE OF REGULAR TRADING ON THE NYSE TO RECEIVE THAT DAY'S NAV. YOUR DEALER WILL BE RESPONSIBLE FOR FURNISHING ALL NECESSARY DOCUMENTATION TO CALVERT GROUP AND MAY CHARGE YOU FOR SERVICES PROVIDED.

EXHIBIT  A
REDUCED  SALES  CHARGES  (CLASS  A  ONLY)

YOU MAY QUALIFY FOR A REDUCED SALES CHARGE THROUGH SEVERAL PURCHASE PLANS AVAILABLE. YOU MUST NOTIFY THE FUND AT THE TIME OF PURCHASE TO TAKE ADVANTAGE OF THE REDUCED SALES CHARGE.

RIGHTS  OF  ACCUMULATION  CAN  BE  APPLIED  TO  SEVERAL  ACCOUNTS
CLASS A SALES CHARGE BREAKPOINTS ARE AUTOMATICALLY CALCULATED FOR EACH ACCOUNT BASED ON THE HIGHER OF COST OR CURRENT VALUE OF SHARES PREVIOUSLY PURCHASED. THIS PRIVILEGE CAN BE APPLIED TO A FAMILY GROUP OR OTHER QUALIFIED GROUP1 UPON REQUEST. SHARES COULD THEN BE PURCHASED AT THE REDUCED SALES CHARGE WHICH APPLIES TO THE ENTIRE GROUP; THAT IS, BASED ON THE HIGHER OF COST OR CURRENT VALUE OF SHARES PREVIOUSLY PURCHASED AND CURRENTLY HELD BY ALL THE MEMBERS OF THE GROUP.

1  A  "QUALIFIED  GROUP"  IS  ONE  WHICH:
1.     HAS  BEEN  IN  EXISTENCE  FOR  MORE  THAN  SIX  MONTHS,  AND
2.     HAS  A  PURPOSE  OTHER  THAN  ACQUIRING  SHARES  AT  A  DISCOUNT,  AND
3. SATISFIES UNIFORM CRITERIA WHICH ENABLE CDI AND BROKERS OFFERING SHARES TO REALIZE ECONOMIES OF SCALE IN DISTRIBUTING SUCH SHARES.

A QUALIFIED GROUP MUST HAVE MORE THAN 10 MEMBERS, MUST BE AVAILABLE TO ARRANGE FOR GROUP MEETINGS BETWEEN REPRESENTATIVES OF CDI OR BROKERS DISTRIBUTING SHARES, MUST AGREE TO INCLUDE SALES AND OTHER MATERIALS RELATED TO THE FUNDS IN ITS PUBLICATIONS AND MAILINGS TO MEMBERS AT REDUCED OR NO COST TO CDI OR BROKERS. A PENSION PLAN IS NOT A QUALIFIED GROUP FOR RIGHTS OF ACCUMULATION.

LETTER  OF  INTENT
IF YOU (OR YOUR GROUP, AS DESCRIBED ABOVE) PLAN TO PURCHASE $50,000 OR MORE OF CALVERT FUND SHARES OVER THE NEXT 13 MONTHS, YOUR SALES CHARGE MAY BE REDUCED THROUGH A "LETTER OF INTENT." YOU PAY THE LOWER SALES CHARGE APPLICABLE TO THE TOTAL AMOUNT YOU PLAN TO INVEST OVER THE 13-MONTH PERIOD, EXCLUDING ANY MONEY MARKET FUND PURCHASES, INSTEAD OF THE HIGHER 4.75% SALES CHARGE. PART OF YOUR
SHARES WILL BE HELD IN ESCROW, SO THAT IF YOU DO NOT INVEST THE AMOUNT INDICATED, YOU WILL HAVE TO PAY THE SALES CHARGE APPLICABLE TO THE SMALLER
INVESTMENT  ACTUALLY  MADE.  FOR  MORE  INFORMATION,  SEE  THE  SAI.

RETIREMENT PLANS UNDER SECTION 457, SECTION 403(B)(7), OR SECTION 401(K) THERE IS NO SALES CHARGE ON SHARES PURCHASED FOR THE BENEFIT OF A RETIREMENT PLAN UNDER SECTION 457 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED ("CODE"), OR FOR A PLAN QUALIFYING UNDER SECTION 403(B) OR 401(K) OF THE CODE IF, AT THE TIME OF PURCHASE, (I) CALVERT GROUP HAS BEEN NOTIFIED IN WRITING THAT THE 403(B) OR 401(K) PLAN HAS AT LEAST 200 ELIGIBLE EMPLOYEES AND IS NOT SPONSORED BY A K-12 SCHOOL DISTRICT, OR (II) THE COST OR CURRENT VALUE OF SHARES A 401(K) PLAN HAS IN CALVERT GROUP FUNDS (EXCEPT MONEY MARKET FUNDS) IS AT LEAST $1 MILLION.

NEITHER THE FUND, NOR CALVERT DISTRIBUTORS, INC. ("CDI"), NOR ANY AFFILIATE THEREOF WILL REIMBURSE A PLAN OR PARTICIPANT FOR ANY SALES CHARGES PAID PRIOR TO RECEIPT OF SUCH WRITTEN COMMUNICATION AND CONFIRMATION BY CALVERT GROUP. PLAN ADMINISTRATORS SHOULD SEND REQUESTS FOR THE WAIVER OF SALES CHARGES BASED ON THE ABOVE CONDITIONS TO: CALVERT GROUP RETIREMENT PLANS, 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814.

OTHER  CIRCUMSTANCES
THERE IS NO SALES CHARGE ON SHARES OF ANY FUND OF THE CALVERT GROUP OF FUNDS SOLD TO (I) CURRENT OR RETIRED DIRECTORS, TRUSTEES, OR OFFICERS OF THE CALVERT GROUP OF FUNDS, EMPLOYEES OF CALVERT GROUP, LTD. AND ITS AFFILIATES, OR THEIR FAMILY MEMBERS; (II) CSIF ADVISORY COUNCIL MEMBERS, DIRECTORS, OFFICERS, AND EMPLOYEES OF ANY SUBADVISOR FOR THE CALVERT GROUP OF FUNDS, EMPLOYEES OF BROKER/DEALERS DISTRIBUTING THE FUND'S SHARES AND IMMEDIATE FAMILY MEMBERS OF THE COUNCIL, SUBADVISOR, OR BROKER/DEALER; (III) PURCHASES MADE THROUGH A REGISTERED INVESTMENT ADVISOR; (IV) TRUST DEPARTMENTS OF BANKS OR SAVINGS INSTITUTIONS FOR TRUST CLIENTS OF SUCH BANK OR INSTITUTION, (V) PURCHASES THROUGH A BROKER MAINTAINING AN OMNIBUS ACCOUNT WITH THE FUND, PROVIDED THE PURCHASES ARE MADE BY (A) INVESTMENT ADVISORS OR FINANCIAL PLANNERS PLACING TRADES FOR THEIR OWN ACCOUNTS (OR THE ACCOUNTS OF THEIR CLIENTS) AND WHO CHARGE A MANAGEMENT, CONSULTING, OR OTHER FEE FOR THEIR SERVICES; OR (B) CLIENTS OF SUCH INVESTMENT ADVISORS OR FINANCIAL PLANNERS WHO PLACE TRADES FOR THEIR OWN ACCOUNTS IF SUCH ACCOUNTS ARE LINKED TO THE MASTER ACCOUNT OF SUCH INVESTMENT ADVISOR OR FINANCIAL PLANNER ON THE BOOKS AND RECORDS OF THE BROKER OR AGENT; OR
(C) RETIREMENT AND DEFERRED COMPENSATION PLANS AND TRUSTS, INCLUDING, BUT NOT LIMITED TO, THOSE DEFINED IN SECTION 401(A) OR SECTION 403(B) OF THE I.R.C., AND "RABBI TRUSTS."

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FROM OTHER CALVERT GROUP FUNDS YOU MAY PREARRANGE TO HAVE YOUR DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FROM ANY CALVERT GROUP FUND AUTOMATICALLY INVESTED IN ANOTHER ACCOUNT WITH NO ADDITIONAL SALES CHARGE.

PURCHASES  MADE  AT  NAV
IF YOU MAKE A PURCHASE AT NAV, YOU MAY EXCHANGE THAT AMOUNT TO ANOTHER CALVERT GROUP FUND AT NO ADDITIONAL SALES CHARGE.

REINSTATEMENT  PRIVILEGE
IF YOU REDEEM SHARES AND THEN WITHIN 60 DAYS DECIDE TO REINVEST IN THE SAME FUND, YOU MAY DO SO AT THE NET ASSET VALUE NEXT COMPUTED AFTER THE REINVESTMENT ORDER IS RECEIVED, WITHOUT A SALES CHARGE. YOU MAY USE THE REINSTATEMENT PRIVILEGE ONLY ONCE. THE FUND RESERVES THE RIGHT TO MODIFY OR ELIMINATE THIS PRIVILEGE.

EXHIBIT  B
SERVICE  FEES  AND  ARRANGEMENTS  WITH  DEALERS

CALVERT DISTRIBUTORS, INC., THE FUND'S UNDERWRITER, PAYS DEALERS A COMMISSION, OR REALLOWANCE (EXPRESSED AS A PERCENTAGE OF THE OFFERING PRICE FOR CLASS A, AND A PERCENTAGE OF THE AMOUNT INVESTED FOR CLASS B AND C), WHEN YOU PURCHASE SHARES. CDI ALSO PAYS DEALERS AN ONGOING SERVICE FEE WHILE YOU OWN SHARES OF THAT FUND (EXPRESSED AS AN ANNUAL PERCENTAGE RATE OF AVERAGE DAILY NET ASSETS HELD IN CALVERT ACCOUNTS BY THAT DEALER). THE TABLE BELOW SHOWS THE AMOUNT OF PAYMENT WHICH DIFFERS DEPENDING ON THE CLASS.

MAXIMUM  COMMISSION/SERVICE  FEES

CLASS  A        CLASS  B*       CLASS  C**
4.00%/0.25%     4.00%/0.25%     1.00%/1.00%

*CLASS  B  SERVICE  FEE  BEGINS  TO  ACCRUE  IN  THE  13TH  MONTH.
**CLASS C PAYS DEALERS A SERVICE FEE OF 0.25% AND ADDITIONAL COMPENSATION OF 0.75% FOR A TOTAL OF 1.00%. BEGINS TO ACCRUE IN THE 13TH MONTH.

OCCASIONALLY, CDI MAY REALLOW TO DEALERS THE FULL FRONT-END SALES CHARGE. CDI MAY ALSO PAY ADDITIONAL CONCESSIONS, INCLUDING NON-CASH PROMOTIONAL INCENTIVES, SUCH AS MERCHANDISE OR TRIPS, TO BROKERS EMPLOYING REGISTERED REPRESENTATIVES WHO HAVE SOLD OR ARE EXPECTED TO SELL A MINIMUM DOLLAR AMOUNT OF SHARES OF THE FUND AND/OR SHARES OF OTHER FUNDS UNDERWRITTEN BY CDI. CDI MAY MAKE EXPENSE REIMBURSEMENTS FOR SPECIAL TRAINING OF A BROKER'S REGISTERED REPRESENTATIVES, ADVERTISING OR EQUIPMENT, OR TO DEFRAY THE EXPENSES OF SALES CONTESTS. CALVERT, CDI, OR THEIR AFFILIATES MAY PAY, FROM THEIR OWN RESOURCES, CERTAIN BROKER-DEALERS AND/OR OTHER PERSONS, FOR THE SALE AND DISTRIBUTION OF THE
SECURITIES OR FOR SERVICES TO THE FUND. THESE AMOUNTS MAY BE SIGNIFICANT. PAYMENTS MAY INCLUDE ADDITIONAL COMPENSATION BEYOND THE REGULARLY SCHEDULED RATES, AND FINDER'S FEES. CDI PAYS DEALERS A FINDER'S FEE ON SHARES PURCHASED AT NAV IN ACCOUNTS WITH $1 MILLION OR MORE. THE FINDER'S FEE IS 1% OF THE NAV PURCHASE AMOUNT ON THE FIRST $2 MILLION, 0.80% ON $2 TO $3 MILLION, 0.50% ON $3 TO $50 MILLION, 0.25% ON $50 TO $100 MILLION, AND 0.15% OVER $1 MILLION. IF A FINDER'S FEE IS PAID, THEN THE SERVICE FEE BEGINS IN THE 13TH MONTH AFTER
PURCHASE. ALL PAYMENTS WILL BE IN COMPLIANCE WITH THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

TO  OPEN  AN  ACCOUNT:
800-368-2748

PERFORMANCE  AND  PRICES:
WWW.CALVERT.COM

SERVICE  FOR  EXISTING  ACCOUNTS:
SHAREHOLDERS  800-368-2745
BROKERS  800-368-2746

TDD  FOR  HEARING-IMPAIRED:
800-541-1524

BRANCH  OFFICE:
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

REGISTERED,  CERTIFIED  OR
OVERNIGHT  MAIL:
CALVERT  GROUP
C/O  NFDS
330  WEST  9TH  STREET
KANSAS  CITY,  MO  64105

PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS WILL BE AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

STATEMENT OF ADDITIONAL INFORMATION (SAI): THE SAI FOR THE FUND PROVIDES MORE DETAILED INFORMATION ABOUT THE FUND AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING YOUR FINANCIAL PROFESSIONAL, OR THE FUND AT:

CALVERT  GROUP
4550  MONTGOMERY  AVE
SUITE  1000N
BETHESDA,  MD  20814

TELEPHONE:  1-800-368-2745

CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM

YOU CAN REVIEW THE FUND'S REPORT AND SAI AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION. YOU CAN GET TEXT ONLY COPIES:

FOR A FEE, BY WRITING TO OR CALLING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-0102, TELEPHONE: 202-942-8090.

FREE  FROM  THE  COMMISSION'S  INTERNET  WEBSITE  AT  HTTP://WWW.SEC.GOV.

INVESTMENT  COMPANY  ACT  FILE  NO.:  811-___

                            CALVERT IMPACT FUND, INC.
                          CALVERT LARGE CAP GROWTH FUND
                4550 MONTGOMERY AVENUE, BETHESDA, MARYLAND 20814

                       STATEMENT OF ADDITIONAL INFORMATION
                             _________________, 2000

     NEW  ACCOUNT     (800)  368-2748     SHAREHOLDER
     INFORMATION:     (301)  951-4820     SERVICES:     (800)  368-2745
     BROKER           (800)  368-2746     TDD  FOR  THE  HEARING-
     SERVICES:        (301)  951-4850     IMPAIRED:     (800)  541-1524

     THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS. INVESTORS SHOULD READ THE SAI IN CONJUNCTION WITH THE FUND'S PROSPECTUS, DATED ______________, 2000. THE PROSPECTUS MAY BE OBTAINED FREE OF CHARGE BY WRITING THE FUND AT THE ABOVE ADDRESS OR CALLING THE FUND, OR BY VISITING OUR WEBSITE AT WWW.CALVERT.COM.


                TABLE OF CONTENTS

     INVESTMENT  POLICIES  AND  RISKS                  __
     INVESTMENT  RESTRICTIONS                          __
     INVESTMENT  SELECTION  PROCESS                    __
     DIVIDENDS,  DISTRIBUTIONS  AND  TAXES             __
     NET  ASSET  VALUE                                 __
     CALCULATION  OF  TOTAL  RETURN                    __
     PURCHASE  AND  REDEMPTION  OF  SHARES             __
     ADVERTISING                                       __
     DIRECTORS  AND  OFFICERS                          __
     INVESTMENT  ADVISOR  AND  SUBADVISOR              __
     ADMINISTRATIVE  SERVICES  AGENT                   __
     METHOD  OF  DISTRIBUTION                          __
     TRANSFER  AND  SHAREHOLDER  SERVICING  AGENTS     __
     PORTFOLIO  TRANSACTIONS                           __
     PERSONAL  SECURITIES  TRANSACTIONS                __
     INDEPENDENT  ACCOUNTANT  AND  CUSTODIANS          __
     FINANCIAL  STATEMENTS                             __
     GENERAL  INFORMATION                              __
     APPENDIX                                          __
     SCHEDULE  A                                       __

                          INVESTMENT POLICIES AND RISKS
                          -----------------------------

FOREIGN  SECURITIES
     INVESTMENTS IN FOREIGN SECURITIES MAY PRESENT RISKS NOT TYPICALLY INVOLVED IN DOMESTIC INVESTMENTS. THE FUND MAY PURCHASE FOREIGN SECURITIES DIRECTLY, ON FOREIGN MARKETS, OR THOSE REPRESENTED BY AMERICAN DEPOSITARY RECEIPTS ("ADRS"), OR OTHER RECEIPTS EVIDENCING OWNERSHIP OF FOREIGN SECURITIES, SUCH AS INTERNATIONAL DEPOSITORY RECEIPTS AND GLOBAL DEPOSITARY RECEIPTS. ADRS ARE U.S. DOLLAR-DENOMINATED AND TRADED IN THE U.S. ON EXCHANGES OR OVER THE COUNTER. BY INVESTING IN ADRS RATHER THAN DIRECTLY IN FOREIGN ISSUERS' STOCK, THE FUND MAY POSSIBLY AVOID SOME CURRENCY AND SOME LIQUIDITY RISKS. THE INFORMATION AVAILABLE FOR ADRS IS SUBJECT TO THE MORE UNIFORM AND MORE EXACTING ACCOUNTING, AUDITING AND FINANCIAL REPORTING STANDARDS OF THE DOMESTIC MARKET OR EXCHANGE ON WHICH THEY ARE TRADED.
     ADDITIONAL COSTS MAY BE INCURRED IN CONNECTION WITH INTERNATIONAL INVESTMENT SINCE FOREIGN BROKERAGE COMMISSIONS AND THE CUSTODIAL COSTS ASSOCIATED WITH MAINTAINING FOREIGN PORTFOLIO SECURITIES ARE GENERALLY HIGHER THAN IN THE UNITED STATES. FEE EXPENSE MAY ALSO BE INCURRED ON CURRENCY EXCHANGES WHEN THE FUND CHANGES INVESTMENTS FROM ONE COUNTRY TO ANOTHER OR CONVERTS FOREIGN SECURITIES HOLDINGS INTO U.S. DOLLARS.
     UNITED STATES GOVERNMENT POLICIES HAVE AT TIMES, IN THE PAST, THROUGH IMPOSITION OF INTEREST EQUALIZATION TAXES AND OTHER RESTRICTIONS, DISCOURAGED CERTAIN INVESTMENTS ABROAD BY UNITED STATES INVESTORS. IN ADDITION, FOREIGN COUNTRIES MAY IMPOSE WITHHOLDING AND TAXES ON DIVIDENDS AND INTEREST.
     INVESTING  IN  EMERGING  MARKETS  IN  PARTICULAR,  THOSE  COUNTRIES  WHOSE
ECONOMIES AND CAPITAL MARKETS ARE NOT AS DEVELOPED AS THOSE OF MORE INDUSTRIALIZED NATIONS, CARRIES ITS OWN SPECIAL RISKS. AMONG OTHER RISKS, THE ECONOMIES OF SUCH COUNTRIES MAY BE AFFECTED TO A GREATER EXTENT THAN IN OTHER
COUNTRIES BY PRICE FLUCTUATIONS OF A SINGLE COMMODITY, BY SEVERE CYCLICAL CLIMACTIC CONDITIONS, LACK OF SIGNIFICANT HISTORY IN OPERATING UNDER A
MARKET-ORIENTED ECONOMY, OR BY POLITICAL INSTABILITY, INCLUDING RISK OF EXPROPRIATION.
     SINCE INVESTMENTS IN SECURITIES OF ISSUERS DOMICILED IN FOREIGN COUNTRIES USUALLY INVOLVE CURRENCIES OF THE FOREIGN COUNTRIES, AND SINCE THE FUND MAY TEMPORARILY HOLD FUNDS IN FOREIGN CURRENCIES DURING THE COMPLETION OF INVESTMENT PROGRAMS, THE VALUE OF THE ASSETS OF THE FUND AS MEASURED IN UNITED STATES DOLLARS MAY BE AFFECTED FAVORABLY OR UNFAVORABLY BY CHANGES IN FOREIGN CURRENCY EXCHANGE RATES AND EXCHANGE CONTROL REGULATIONS. FOR EXAMPLE, IF THE VALUE OF THE FOREIGN CURRENCY IN WHICH A SECURITY IS DENOMINATED INCREASES OR DECLINES IN RELATION TO THE VALUE OF THE U.S. DOLLAR, THE VALUE OF THE SECURITY IN U.S. DOLLARS WILL INCREASE OR DECLINE CORRESPONDINGLY. THE FUND WILL CONDUCT ITS
FOREIGN CURRENCY EXCHANGE TRANSACTIONS EITHER ON A SPOT (I.E., CASH) BASIS AT THE SPOT RATE PREVAILING IN THE FOREIGN EXCHANGE MARKET, OR THROUGH ENTERING INTO FORWARD CONTRACTS TO PURCHASE OR SELL FOREIGN CURRENCIES. A FORWARD FOREIGN CURRENCY CONTRACT INVOLVES AN OBLIGATION TO PURCHASE OR SELL A SPECIFIC CURRENCY AT A FUTURE DATE WHICH MAY BE ANY FIXED NUMBER OF DAYS FROM THE DATE OF THE CONTRACT AGREED UPON BY THE PARTIES, AT A PRICE SET AT THE TIME OF THE CONTRACT. THESE CONTRACTS ARE TRADED IN THE INTERBANK MARKET CONDUCTED DIRECTLY BETWEEN CURRENCY TRADERS (USUALLY LARGE, COMMERCIAL BANKS) AND THEIR CUSTOMERS. A FORWARD FOREIGN CURRENCY CONTRACT GENERALLY HAS NO DEPOSIT REQUIREMENT, AND NO COMMISSIONS ARE CHARGED AT ANY STAGE FOR TRADES.
     THE FUND MAY ENTER INTO FORWARD FOREIGN CURRENCY CONTRACTS FOR TWO REASONS. FIRST, THE FUND MAY DESIRE TO PRESERVE THE UNITED STATES DOLLAR PRICE OF A SECURITY WHEN IT ENTERS INTO A CONTRACT FOR THE PURCHASE OR SALE OF A SECURITY DENOMINATED IN A FOREIGN CURRENCY. THE FUND MAY BE ABLE TO PROTECT THEMSELVES AGAINST POSSIBLE LOSSES RESULTING FROM CHANGES IN THE RELATIONSHIP BETWEEN THE UNITED STATES DOLLAR AND FOREIGN CURRENCIES DURING THE PERIOD BETWEEN THE DATE THE SECURITY IS PURCHASED OR SOLD AND THE DATE ON WHICH PAYMENT IS MADE OR RECEIVED BY ENTERING INTO A FORWARD CONTRACT FOR THE PURCHASE OR SALE, FOR A FIXED AMOUNT OF DOLLARS, OF THE AMOUNT OF THE FOREIGN CURRENCY INVOLVED IN THE UNDERLYING SECURITY TRANSACTIONS.
     SECOND, WHEN THE ADVISOR OR SUBADVISOR BELIEVES THAT THE CURRENCY OF A PARTICULAR FOREIGN COUNTRY MAY SUFFER A SUBSTANTIAL DECLINE AGAINST THE UNITED STATES DOLLAR, THE FUND ENTER INTO A FORWARD FOREIGN CURRENCY CONTRACT TO SELL, FOR A FIXED AMOUNT OF DOLLARS, THE AMOUNT OF FOREIGN CURRENCY APPROXIMATING THE VALUE OF SOME OR ALL OF THE FUND'S SECURITIES DENOMINATED IN SUCH FOREIGN CURRENCY. THE PRECISE MATCHING OF THE FORWARD FOREIGN CURRENCY CONTRACT AMOUNTS AND THE VALUE OF THE FUND'S SECURITIES INVOLVED WILL NOT GENERALLY BE POSSIBLE SINCE THE FUTURE VALUE OF THE SECURITIES WILL CHANGE AS A CONSEQUENCE OF MARKET MOVEMENTS BETWEEN THE DATE THE FORWARD CONTRACT IS ENTERED INTO AND THE DATE IT MATURES. THE PROJECTION OF SHORT-TERM CURRENCY MARKET MOVEMENT IS DIFFICULT, AND THE SUCCESSFUL EXECUTION OF THIS SHORT-TERM HEDGING STRATEGY IS UNCERTAIN. ALTHOUGH FORWARD FOREIGN CURRENCY CONTRACTS TEND TO MINIMIZE THE RISK OF LOSS DUE TO A DECLINE IN THE VALUE OF THE HEDGED CURRENCY, AT THE SAME TIME THEY TEND TO LIMIT ANY POTENTIAL GAIN WHICH MIGHT RESULT SHOULD THE VALUE OF SUCH CURRENCY INCREASE. THE FUND DOES NOT INTEND TO ENTER INTO SUCH FORWARD CONTRACTS UNDER THIS CIRCUMSTANCE ON A REGULAR OR CONTINUOUS BASIS.
     EUROCURRENCY CONVERSION RISK. EUROPEAN COUNTRIES THAT ARE MEMBERS OF THE EUROPEAN MONETARY UNION HAVE AGREED TO USE A COMMON CURRENCY UNIT, THE "EURO." CURRENTLY, EACH OF THESE COUNTRIES HAS ITS OWN CURRENCY UNIT. ALTHOUGH THE ADVISOR AND SUBADVISOR DO NOT ANTICIPATE ANY PROBLEMS IN CONVERSION FROM THE OLD CURRENCIES TO THE EURO, THERE MAY BE ISSUES INVOLVED IN SETTLEMENT, VALUATION, AND NUMEROUS OTHER AREAS THAT COULD IMPACT THE FUND. CALVERT HAS BEEN REVIEWING ALL OF ITS COMPUTER SYSTEMS FOR EUROCURRENCY CONVERSION COMPLIANCE. THERE CAN BE NO ASSURANCE THAT THERE WILL BE NO NEGATIVE IMPACT ON THE FUND, HOWEVER, THE ADVISOR, SUBADVISOR AND CUSTODIAN HAVE ADVISED THE FUND THAT THEY HAVE BEEN ACTIVELY WORKING ON ANY NECESSARY CHANGES TO THEIR COMPUTER SYSTEMS TO PREPARE FOR THE CONVERSION, AND EXPECT THAT THEIR SYSTEMS, AND THOSE OF THEIR OUTSIDE SERVICE PROVIDERS, WILL BE ADAPTED IN TIME FOR THAT EVENT.

SMALL  CAP  ISSUERS
     THE SECURITIES OF SMALL CAP ISSUERS MAY BE LESS ACTIVELY TRADED THAN THE SECURITIES OF LARGER ISSUERS, MAY TRADE IN A MORE LIMITED VOLUME, AND MAY CHANGE IN VALUE MORE ABRUPTLY THAN SECURITIES OF LARGER COMPANIES.
     INFORMATION CONCERNING THESE SECURITIES MAY NOT BE READILY AVAILABLE SO THAT THE COMPANIES MAY BE LESS ACTIVELY FOLLOWED BY STOCK ANALYSTS. SMALL-CAP ISSUERS DO NOT USUALLY PARTICIPATE IN MARKET RALLIES TO THE SAME EXTENT AS MORE WIDELY-KNOWN SECURITIES, AND THEY TEND TO HAVE A RELATIVELY HIGHER PERCENTAGE OF INSIDER OWNERSHIP.
     INVESTING IN SMALLER, NEW ISSUERS GENERALLY INVOLVES GREATER RISK THAN INVESTING IN LARGER, ESTABLISHED ISSUERS. COMPANIES IN WHICH THE FUND IS LIKELY TO INVEST MAY HAVE LIMITED PRODUCT LINES, MARKETS OR FINANCIAL RESOURCES AND MAY LACK MANAGEMENT DEPTH. THE SECURITIES IN SUCH COMPANIES MAY ALSO HAVE LIMITED MARKETABILITY AND MAY BE SUBJECT TO MORE ABRUPT OR ERRATIC MARKET MOVEMENTS THAN SECURITIES OF LARGER, MORE ESTABLISHED COMPANIES OR THE MARKET AVERAGES IN GENERAL.

TEMPORARY  DEFENSIVE  POSITIONS
FOR TEMPORARY DEFENSIVE PURPOSES, THE FUND MAY INVEST IN CASH OR CASH EQUIVALENTS. CASH EQUIVALENTS INCLUDE INSTRUMENTS SUCH AS, BUT NOT LIMITED TO, U.S. GOVERNMENT AND AGENCY OBLIGATIONS, CERTIFICATES OF DEPOSIT, BANKER'S ACCEPTANCES, TIME DEPOSITS COMMERCIAL PAPER, SHORT-TERM CORPORATE DEBT SECURITIES, AND REPURCHASE AGREEMENTS. THE FUND MAY INVEST IN MONEY MARKET INSTRUMENTS OF BANKS, WHETHER FOREIGN OR DOMESTIC, INCLUDING OBLIGATIONS OF U.S. BRANCHES OF FOREIGN BANKS ("YANKEE" INSTRUMENTS) AND OBLIGATIONS OF FOREIGN BRANCHES OF U.S. BANKS ("EURODOLLAR" INSTRUMENTS). ALL SUCH INSTRUMENTS MUST BE HIGH-QUALITY, US DOLLAR-DENOMINATED OBLIGATIONS. ALTHOUGH NOT SUBJECT TO FOREIGN CURRENCY RISK SINCE THEY ARE US DOLLAR-DENOMINATED, INVESTMENTS IN FOREIGN MONEY MARKET INSTRUMENTS MAY INVOLVE RISKS THAT ARE DIFFERENT THAN INVESTMENTS IN SECURITIES OF U.S. ISSUERS. SEE "FOREIGN SECURITIES" ABOVE. THE FUND'S INVESTMENTS IN TEMPORARY DEFENSIVE POSITIONS ARE GENERALLY NOT FDIC INSURED,
EVEN  THOUGH  A  BANK  MAY  BE  THE  ISSUER.

REPURCHASE  AGREEMENTS
     THE FUND MAY PURCHASE DEBT SECURITIES SUBJECT TO REPURCHASE AGREEMENTS, WHICH ARE ARRANGEMENTS UNDER WHICH THE FUND BUYS A SECURITY, AND THE SELLER SIMULTANEOUSLY AGREES TO REPURCHASE THE SECURITY AT A SPECIFIED TIME AND PRICE REFLECTING A MARKET RATE OF INTEREST. THE FUND ENGAGES IN REPURCHASE AGREEMENTS IN ORDER TO EARN A HIGHER RATE OF RETURN THAN IT COULD EARN SIMPLY BY INVESTING IN THE OBLIGATION WHICH IS THE SUBJECT OF THE REPURCHASE AGREEMENT. REPURCHASE AGREEMENTS ARE NOT, HOWEVER, WITHOUT RISK. IN THE EVENT OF THE BANKRUPTCY OF A SELLER DURING THE TERM OF A REPURCHASE AGREEMENT, A LEGAL QUESTION EXISTS AS TO WHETHER THE FUND WOULD BE DEEMED THE OWNER OF THE UNDERLYING SECURITY OR WOULD BE DEEMED ONLY TO HAVE A SECURITY INTEREST IN AND LIEN UPON SUCH SECURITY. THE FUND WILL ONLY ENGAGE IN REPURCHASE AGREEMENTS WITH RECOGNIZED SECURITIES DEALERS AND BANKS DETERMINED TO PRESENT MINIMAL CREDIT RISK BY THE ADVISOR. IN ADDITION, THE FUND WILL ONLY ENGAGE IN REPURCHASE AGREEMENTS REASONABLY DESIGNED TO SECURE FULLY DURING THE TERM OF THE AGREEMENT THE SELLER'S OBLIGATION TO REPURCHASE THE UNDERLYING SECURITY AND WILL MONITOR THE MARKET VALUE OF THE UNDERLYING SECURITY DURING THE TERM OF THE AGREEMENT. IF THE VALUE OF THE
UNDERLYING SECURITY DECLINES AND IS NOT AT LEAST EQUAL TO THE REPURCHASE PRICE DUE THE FUND PURSUANT TO THE AGREEMENT, THE FUND WILL REQUIRE THE SELLER TO PLEDGE ADDITIONAL SECURITIES OR CASH TO SECURE THE SELLER'S OBLIGATIONS PURSUANT TO THE AGREEMENT. IF THE SELLER DEFAULTS ON ITS OBLIGATION TO REPURCHASE AND THE VALUE OF THE UNDERLYING SECURITY DECLINES, THE FUND MAY INCUR A LOSS AND MAY INCUR EXPENSES IN SELLING THE UNDERLYING SECURITY. REPURCHASE AGREEMENTS ARE ALWAYS FOR PERIODS OF LESS THAN ONE YEAR. THE FUND MAY HAVE A DECREASED RETURN IN A REPURCHASE AGREEMENT IF THE REPURCHASE RATE IS LESS THAN THE RETURN THE FUND MIGHT HAVE RECEIVED IF IT BOUGHT THE INSTRUMENT DIRECTLY, ALTHOUGH ANY CASH POSITION INVESTED IN A REPURCHASE AGREEMENT WILL NOT BE EXPOSED TO MARKET AND INTEREST RATE RISK THAT THE DIRECT INVESTMENT WOULD HAVE HAD. REPURCHASE AGREEMENTS NOT TERMINABLE WITHIN SEVEN DAYS ARE CONSIDERED ILLIQUID.

REVERSE  REPURCHASE  AGREEMENTS
     THE FUND MAY ALSO ENGAGE IN REVERSE REPURCHASE AGREEMENTS. UNDER A REVERSE REPURCHASE AGREEMENT, THE FUND SELLS PORTFOLIO SECURITIES TO A BANK OR SECURITIES DEALER AND AGREES TO REPURCHASE THOSE SECURITIES FROM SUCH PARTY AT AN AGREED UPON DATE AND PRICE REFLECTING A MARKET RATE OF INTEREST. THE FUND INVESTS THE PROCEEDS FROM EACH REVERSE REPURCHASE AGREEMENT IN OBLIGATIONS IN WHICH IT IS AUTHORIZED TO INVEST. THE FUND INTENDS TO ENTER INTO A REVERSE REPURCHASE AGREEMENT ONLY WHEN THE INTEREST INCOME PROVIDED FOR IN THE
OBLIGATION IN WHICH THE FUND INVESTS THE PROCEEDS IS EXPECTED TO EXCEED THE AMOUNT THE FUND WILL PAY IN INTEREST TO THE OTHER PARTY TO THE AGREEMENT PLUS ALL COSTS ASSOCIATED WITH THE TRANSACTIONS. THE FUND DOES NOT INTEND TO BORROW FOR LEVERAGE PURPOSES. THE FUND WILL ONLY BE PERMITTED TO PLEDGE ASSETS TO THE EXTENT NECESSARY TO SECURE BORROWINGS AND REVERSE REPURCHASE AGREEMENTS.
     DURING THE TIME A REVERSE REPURCHASE AGREEMENT IS OUTSTANDING, THE FUND WILL MAINTAIN IN A SEGREGATED CUSTODIAL ACCOUNT AN AMOUNT OF CASH, U.S. GOVERNMENT SECURITIES OR OTHER LIQUID, HIGH-QUALITY DEBT SECURITIES EQUAL IN VALUE TO THE REPURCHASE PRICE. THE FUND WILL MARK TO MARKET THE VALUE OF ASSETS HELD IN THE SEGREGATED ACCOUNT, AND WILL PLACE ADDITIONAL ASSETS IN THE ACCOUNT WHENEVER THE TOTAL VALUE OF THE ACCOUNT FALLS BELOW THE AMOUNT REQUIRED UNDER APPLICABLE REGULATIONS.
     THE FUND'S USE OF REVERSE REPURCHASE AGREEMENTS INVOLVES THE RISK THAT THE OTHER PARTY TO THE AGREEMENTS COULD BECOME SUBJECT TO BANKRUPTCY OR LIQUIDATION PROCEEDINGS DURING THE PERIOD THE AGREEMENTS ARE OUTSTANDING. IN SUCH EVENT, THE FUND MAY NOT BE ABLE TO REPURCHASE THE SECURITIES IT HAS SOLD TO THAT OTHER PARTY. UNDER THOSE CIRCUMSTANCES, IF AT THE EXPIRATION OF THE AGREEMENT SUCH SECURITIES ARE OF GREATER VALUE THAN THE PROCEEDS OBTAINED BY THE FUND UNDER THE AGREEMENTS, THE FUND MAY HAVE BEEN BETTER OFF HAD IT NOT ENTERED INTO THE AGREEMENT. HOWEVER, THE FUND WILL ENTER INTO REVERSE REPURCHASE AGREEMENTS ONLY WITH BANKS AND DEALERS WHICH THE ADVISOR BELIEVES PRESENT MINIMAL CREDIT RISKS UNDER GUIDELINES ADOPTED BY THE FUND'S BOARD OF DIRECTORS. IN ADDITION, THE FUND BEARS THE RISK THAT THE MARKET VALUE OF THE SECURITIES IT SOLD MAY DECLINE BELOW THE AGREED-UPON REPURCHASE PRICE, IN WHICH CASE THE DEALER MAY REQUEST THE FUND TO POST ADDITIONAL COLLATERAL.

NON-INVESTMENT  GRADE  DEBT  SECURITIES
     NON-INVESTMENT GRADE DEBT SECURITIES ARE LOWER QUALITY DEBT SECURITIES (GENERALLY THOSE RATED BB OR LOWER BY S&P OR BA OR LOWER BY MOODY'S, KNOWN AS "JUNK BONDS." THESE SECURITIES HAVE MODERATE TO POOR PROTECTION OF PRINCIPAL AND INTEREST PAYMENTS AND HAVE SPECULATIVE CHARACTERISTICS. SEE APPENDIX FOR A DESCRIPTION OF THE RATINGS.) THESE SECURITIES INVOLVE GREATER RISK OF DEFAULT OR PRICE DECLINES DUE TO CHANGES IN THE ISSUER'S CREDITWORTHINESS THAN INVESTMENT-GRADE DEBT SECURITIES. BECAUSE THE MARKET FOR LOWER-RATED SECURITIES MAY BE THINNER AND LESS ACTIVE THAN FOR HIGHER-RATED SECURITIES, THERE MAY BE MARKET PRICE VOLATILITY FOR THESE SECURITIES AND LIMITED LIQUIDITY IN THE RESALE MARKET. MARKET PRICES FOR THESE SECURITIES MAY DECLINE SIGNIFICANTLY IN PERIODS OF GENERAL ECONOMIC DIFFICULTY OR RISING INTEREST RATES. UNRATED DEBT SECURITIES MAY FALL INTO THE LOWER QUALITY CATEGORY. UNRATED SECURITIES USUALLY ARE NOT ATTRACTIVE TO AS MANY BUYERS AS RATED SECURITIES ARE, WHICH MAY MAKE THEM LESS MARKETABLE.
     THE QUALITY LIMITATION SET FORTH IN THE FUND'S INVESTMENT POLICY IS DETERMINED IMMEDIATELY AFTER THE FUND'S ACQUISITION OF A GIVEN SECURITY. ACCORDINGLY, ANY LATER CHANGE IN RATINGS WILL NOT BE CONSIDERED WHEN DETERMINING WHETHER AN INVESTMENT COMPLIES WITH THE FUND'S INVESTMENT POLICY.
     WHEN PURCHASING NON-INVESTMENT GRADE DEBT SECURITIES, RATED OR UNRATED, THE ADVISOR AND/OR SUBADVISOR PREPARES ITS OWN CAREFUL CREDIT ANALYSIS TO ATTEMPT TO IDENTIFY THOSE ISSUERS WHOSE FINANCIAL CONDITION IS ADEQUATE TO MEET FUTURE OBLIGATIONS OR IS EXPECTED TO BE ADEQUATE IN THE FUTURE. THROUGH PORTFOLIO DIVERSIFICATION AND CREDIT ANALYSIS, INVESTMENT RISK CAN BE REDUCED, ALTHOUGH THERE CAN BE NO ASSURANCE THAT LOSSES WILL NOT OCCUR.

DERIVATIVES
     THE FUND CAN USE VARIOUS TECHNIQUES TO INCREASE OR DECREASE ITS EXPOSURE TO CHANGING SECURITY PRICES, INTEREST RATES, OR OTHER FACTORS THAT AFFECT SECURITY VALUES. THESE TECHNIQUES MAY INVOLVE DERIVATIVE TRANSACTIONS SUCH AS BUYING AND SELLING OPTIONS AND FUTURES CONTRACTS AND LEVERAGED NOTES, ENTERING INTO SWAP AGREEMENTS, AND PURCHASING INDEXED SECURITIES. THE FUND CAN USE THESE PRACTICES EITHER AS SUBSTITUTION OR AS PROTECTION AGAINST AN ADVERSE MOVE IN THE FUND TO ADJUST THE RISK AND RETURN CHARACTERISTICS OF THE FUND. IF THE ADVISOR AND/OR SUBADVISOR JUDGES MARKET CONDITIONS INCORRECTLY OR EMPLOYS A STRATEGY THAT DOES NOT CORRELATE WELL WITH A FUND'S INVESTMENTS, OR IF THE COUNTERPARTY TO THE TRANSACTION DOES NOT PERFORM AS PROMISED, THESE TECHNIQUES COULD RESULT IN A LOSS. THESE TECHNIQUES MAY INCREASE THE VOLATILITY OF A FUND AND MAY INVOLVE A SMALL INVESTMENT OF CASH RELATIVE TO THE MAGNITUDE OF THE RISK ASSUMED. DERIVATIVES ARE OFTEN ILLIQUID.

OPTIONS  AND  FUTURES  CONTRACTS
     THE FUND MAY, IN PURSUIT OF ITS INVESTMENT OBJECTIVE, PURCHASE PUT AND CALL OPTIONS AND ENGAGE IN THE WRITING OF COVERED CALL OPTIONS AND SECURED PUT
OPTIONS ON SECURITIES, AND EMPLOY A VARIETY OF OTHER INVESTMENT TECHNIQUES. SPECIFICALLY, THE FUND MAY ALSO ENGAGE IN THE PURCHASE AND SALE OF STOCK INDEX FUTURE CONTRACTS, FOREIGN CURRENCY FUTURES CONTRACTS, INTEREST RATE FUTURES CONTRACTS, AND OPTIONS ON SUCH FUTURES, AS DESCRIBED MORE FULLY BELOW.
     THE FUND MAY ENGAGE IN SUCH TRANSACTIONS ONLY TO HEDGE THE EXISTING POSITIONS. THEY WILL NOT ENGAGE IN SUCH TRANSACTIONS FOR THE PURPOSES OF SPECULATION OR LEVERAGE. SUCH INVESTMENT POLICIES AND TECHNIQUES MAY INVOLVE A GREATER DEGREE OF RISK THAN THOSE INHERENT IN MORE CONSERVATIVE INVESTMENT APPROACHES.
     THE FUND MAY WRITE "COVERED OPTIONS" ON SECURITIES IN STANDARD CONTRACTS TRADED ON NATIONAL SECURITIES EXCHANGES. THE FUND MAY WRITE SUCH OPTIONS IN ORDER TO RECEIVE THE PREMIUMS FROM OPTIONS THAT EXPIRE AND TO SEEK NET GAINS FROM CLOSING PURCHASE TRANSACTIONS WITH RESPECT TO SUCH OPTIONS.

PUT AND CALL OPTIONS. THE FUND MAY PURCHASE PUT AND CALL OPTIONS, IN STANDARD CONTRACTS TRADED ON NATIONAL SECURITIES EXCHANGES. THE FUND WILL PURCHASE SUCH OPTIONS ONLY TO HEDGE AGAINST CHANGES IN THE VALUE OF SECURITIES THE FUND HOLDS AND NOT FOR THE PURPOSES OF SPECULATION OR LEVERAGE. BY BUYING A PUT, A FUND HAS THE RIGHT TO SELL THE SECURITY AT THE EXERCISE PRICE, THUS LIMITING ITS RISK OF LOSS THROUGH A DECLINE IN THE MARKET VALUE OF THE SECURITY UNTIL THE PUT EXPIRES. THE AMOUNT OF ANY APPRECIATION IN THE VALUE OF THE UNDERLYING SECURITY WILL BE PARTIALLY OFFSET BY THE AMOUNT OF THE PREMIUM PAID FOR THE PUT OPTION AND ANY RELATED TRANSACTION COSTS. PRIOR TO ITS EXPIRATION, A PUT OPTION MAY BE SOLD IN A CLOSING SALE TRANSACTION AND ANY PROFIT OR LOSS FROM THE SALE WILL DEPEND ON WHETHER THE AMOUNT RECEIVED IS MORE OR LESS THAN THE PREMIUM PAID FOR THE PUT OPTION PLUS THE RELATED TRANSACTION COSTS.
     THE FUND MAY PURCHASE CALL OPTIONS ON SECURITIES WHICH THEY MAY INTEND TO PURCHASE. SUCH TRANSACTIONS MAY BE ENTERED INTO IN ORDER TO LIMIT THE RISK OF A SUBSTANTIAL INCREASE IN THE MARKET PRICE OF THE SECURITY WHICH THE FUND INTENDS TO PURCHASE. PRIOR TO ITS EXPIRATION, A CALL OPTION MAY BE SOLD IN A CLOSING SALE TRANSACTION. ANY PROFIT OR LOSS FROM SUCH A SALE WILL DEPEND ON WHETHER THE AMOUNT RECEIVED IS MORE OR LESS THAN THE PREMIUM PAID FOR THE CALL OPTION PLUS THE RELATED TRANSACTION COSTS.

COVERED OPTIONS. THE FUND MAY WRITE ONLY COVERED OPTIONS ON EQUITY AND DEBT SECURITIES IN STANDARD CONTRACTS TRADED ON NATIONAL SECURITIES EXCHANGES. THIS MEANS THAT, IN THE CASE OF CALL OPTIONS, SO LONG AS A FUND IS OBLIGATED AS THE WRITER OF A CALL OPTION, THAT FUND WILL OWN THE UNDERLYING SECURITY SUBJECT TO THE OPTION AND, IN THE CASE OF PUT OPTIONS, THAT FUND WILL, THROUGH ITS CUSTODIAN, DEPOSIT AND MAINTAIN EITHER CASH OR SECURITIES WITH A MARKET VALUE EQUAL TO OR GREATER THAN THE EXERCISE PRICE OF THE OPTION.
     WHEN A FUND WRITES A COVERED CALL OPTION, THE FUND GIVES THE PURCHASER THE RIGHT TO PURCHASE THE SECURITY AT THE CALL OPTION PRICE AT ANY TIME DURING THE LIFE OF THE OPTION. AS THE WRITER OF THE OPTION, THE FUND RECEIVES A PREMIUM, LESS A COMMISSION, AND IN EXCHANGE FOREGOES THE OPPORTUNITY TO PROFIT FROM ANY INCREASE IN THE MARKET VALUE OF THE SECURITY EXCEEDING THE CALL OPTION PRICE. THE PREMIUM SERVES TO MITIGATE THE EFFECT OF ANY DEPRECIATION IN THE MARKET VALUE OF THE SECURITY. WRITING COVERED CALL OPTIONS CAN INCREASE THE INCOME OF THE FUND AND THUS REDUCE DECLINES IN THE NET ASSET VALUE PER SHARE OF THE FUND IF SECURITIES COVERED BY SUCH OPTIONS DECLINE IN VALUE. EXERCISE OF A CALL OPTION BY THE PURCHASER HOWEVER WILL CAUSE THE FUND TO FOREGO FUTURE APPRECIATION OF THE SECURITIES COVERED BY THE OPTION.
     WHEN A FUND WRITES A COVERED PUT OPTION, IT WILL GAIN A PROFIT IN THE AMOUNT OF THE PREMIUM, LESS A COMMISSION, SO LONG AS THE PRICE OF THE UNDERLYING SECURITY REMAINS ABOVE THE EXERCISE PRICE. HOWEVER, THE FUND REMAINS OBLIGATED TO PURCHASE THE UNDERLYING SECURITY FROM THE BUYER OF THE PUT OPTION (USUALLY IN THE EVENT THE PRICE OF THE SECURITY FALLS BELOW THE EXERCISE PRICE) AT ANY TIME DURING THE OPTION PERIOD. IF THE PRICE OF THE UNDERLYING SECURITY FALLS BELOW THE EXERCISE PRICE, THE FUND MAY REALIZE A LOSS IN THE AMOUNT OF THE DIFFERENCE BETWEEN THE EXERCISE PRICE AND THE SALE PRICE OF THE SECURITY, LESS THE PREMIUM RECEIVED.
     THE FUND MAY PURCHASE SECURITIES WHICH MAY BE COVERED WITH CALL OPTIONS SOLELY ON THE BASIS OF CONSIDERATIONS CONSISTENT WITH THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND. THE FUND'S TURNOVER MAY INCREASE THROUGH THE EXERCISE OF A CALL OPTION; THIS WILL GENERALLY OCCUR IF THE MARKET VALUE OF A "COVERED" SECURITY INCREASES AND THE FUND HAS NOT ENTERED INTO A CLOSING PURCHASE TRANSACTION.
     RISKS RELATED TO OPTIONS TRANSACTIONS. THE FUND CAN CLOSE OUT ITS POSITIONS IN EXCHANGE-TRADED OPTIONS ONLY ON AN EXCHANGE WHICH PROVIDES A SECONDARY MARKET IN SUCH OPTIONS. ALTHOUGH THE FUND INTENDS TO ACQUIRE AND WRITE ONLY SUCH EXCHANGE-TRADED OPTIONS FOR WHICH AN ACTIVE SECONDARY MARKET APPEARS TO EXIST, THERE CAN BE NO ASSURANCE THAT SUCH A MARKET WILL EXIST FOR ANY PARTICULAR OPTION CONTRACT AT ANY PARTICULAR TIME. THIS MIGHT PREVENT THE FUND FROM CLOSING AN OPTIONS POSITION, WHICH COULD IMPAIR THE FUND'S ABILITY TO HEDGE EFFECTIVELY. THE INABILITY TO CLOSE OUT A CALL POSITION MAY HAVE AN ADVERSE EFFECT ON LIQUIDITY BECAUSE THE FUND MAY BE REQUIRED TO HOLD THE SECURITIES UNDERLYING THE OPTION UNTIL THE OPTION EXPIRES OR IS EXERCISED.

FUTURES TRANSACTIONS. THE FUND MAY PURCHASE AND SELL FUTURES CONTRACTS, BUT ONLY WHEN, IN THE JUDGMENT OF THE ADVISOR, SUCH A POSITION ACTS AS A HEDGE AGAINST MARKET CHANGES WHICH WOULD ADVERSELY AFFECT THE SECURITIES HELD BY THE FUND. THESE FUTURES CONTRACTS MAY INCLUDE, BUT ARE NOT LIMITED TO, MARKET INDEX FUTURES CONTRACTS AND FUTURES CONTRACTS BASED ON U.S. GOVERNMENT OBLIGATIONS.
     A FUTURES CONTRACT IS AN AGREEMENT BETWEEN TWO PARTIES TO BUY AND SELL A SECURITY ON A FUTURE DATE WHICH HAS THE EFFECT OF ESTABLISHING THE CURRENT PRICE FOR THE SECURITY. ALTHOUGH FUTURES CONTRACTS BY THEIR TERMS REQUIRE ACTUAL DELIVERY AND ACCEPTANCE OF SECURITIES, IN MOST CASES THE CONTRACTS ARE CLOSED OUT BEFORE THE SETTLEMENT DATE WITHOUT THE MAKING OR TAKING OF DELIVERY OF SECURITIES. UPON BUYING OR SELLING A FUTURES CONTRACT, THE FUND DEPOSITS INITIAL MARGIN WITH ITS CUSTODIAN, AND THEREAFTER DAILY PAYMENTS OF MAINTENANCE MARGIN ARE MADE TO AND FROM THE EXECUTING BROKER. PAYMENTS OF MAINTENANCE MARGIN REFLECT CHANGES IN THE VALUE OF THE FUTURES CONTRACT, WITH THE FUND BEING OBLIGATED TO MAKE SUCH PAYMENTS IF ITS FUTURES POSITION BECOMES LESS VALUABLE AND ENTITLED TO RECEIVE SUCH PAYMENTS IF ITS POSITIONS BECOME MORE VALUABLE.
     THE FUND MAY ONLY INVEST IN FUTURES CONTRACTS TO HEDGE ITS EXISTING INVESTMENT POSITIONS AND NOT FOR INCOME ENHANCEMENT, SPECULATION OR LEVERAGE PURPOSES.
     FUTURES CONTRACTS ARE DESIGNED BY BOARDS OF TRADE WHICH ARE DESIGNATED "CONTRACTS MARKETS" BY THE COMMODITY FUTURES TRADING COMMISSION ("CFTC"). AS SERIES OF A REGISTERED INVESTMENT COMPANY, THE FUND IS ELIGIBLE FOR EXCLUSION FROM THE CFTC'S DEFINITION OF "COMMODITY POOL OPERATOR," MEANING THAT THE FUND MAY INVEST IN FUTURES CONTRACTS UNDER SPECIFIED CONDITIONS WITHOUT REGISTERING WITH THE CFTC. FUTURES CONTRACTS TRADE ON CONTRACTS MARKETS IN A MANNER THAT IS SIMILAR TO THE WAY A STOCK TRADES ON A STOCK EXCHANGE AND THE BOARDS OF TRADE, THROUGH THEIR CLEARING CORPORATIONS, GUARANTEE PERFORMANCE OF THE CONTRACTS.

OPTIONS  ON  FUTURES  CONTRACTS.  THE  FUND  MAY  PURCHASE AND WRITE PUT OR CALL
OPTIONS AND SELL CALL OPTIONS ON FUTURES CONTRACTS IN WHICH A FUND COULD OTHERWISE INVEST AND WHICH ARE TRADED ON A U.S. EXCHANGE OR BOARD OF TRADE. THE FUND MAY ALSO ENTER INTO CLOSING TRANSACTIONS WITH RESPECT TO SUCH OPTIONS TO TERMINATE AN EXISTING POSITION; THAT IS, TO SELL A PUT OPTION ALREADY OWNED AND TO BUY A CALL OPTION TO CLOSE A POSITION WHERE THE FUND HAS ALREADY SOLD A CORRESPONDING CALL OPTION.
     THE FUND MAY ONLY INVEST IN OPTIONS ON FUTURES CONTRACTS TO HEDGE ITS EXISTING INVESTMENT POSITIONS AND NOT FOR INCOME ENHANCEMENT, SPECULATION OR LEVERAGE PURPOSES.
     AN OPTION ON A FUTURES CONTRACT GIVES THE PURCHASER THE RIGHT, IN RETURN FOR THE PREMIUM PAID, TO ASSUME A POSITION IN A FUTURES CONTRACT-A LONG POSITION IF THE OPTION IS A CALL AND A SHORT POSITION IF THE OPTION IS A PUT-AT A SPECIFIED EXERCISE PRICE AT ANY TIME DURING THE PERIOD OF THE OPTION. THE FUND WILL PAY A PREMIUM FOR SUCH OPTIONS PURCHASED OR SOLD. IN CONNECTION WITH SUCH OPTIONS BOUGHT OR SOLD, THE FUND WILL MAKE INITIAL MARGIN DEPOSITS AND MAKE OR RECEIVE MAINTENANCE MARGIN PAYMENTS WHICH REFLECT CHANGES IN THE MARKET VALUE OF SUCH OPTIONS. THIS ARRANGEMENT IS SIMILAR TO THE MARGIN ARRANGEMENTS APPLICABLE TO FUTURES CONTRACTS DESCRIBED ABOVE.

PUT OPTIONS ON FUTURES CONTRACTS. THE PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS IS ANALOGOUS TO THE SALE OF FUTURES CONTRACTS AND IS USED TO PROTECT THE FUND AGAINST THE RISK OF DECLINING PRICES. THE FUND MAY PURCHASE PUT OPTIONS AND SELL PUT OPTIONS ON FUTURES CONTRACTS THAT ARE ALREADY OWNED BY THE FUND. THE FUND WILL ONLY ENGAGE IN THE PURCHASE OF PUT OPTIONS AND THE SALE OF COVERED PUT OPTIONS ON MARKET INDEX FUTURES FOR HEDGING PURPOSES.

CALL OPTIONS ON FUTURES CONTRACTS. THE SALE OF CALL OPTIONS ON FUTURES CONTRACTS IS ANALOGOUS TO THE SALE OF FUTURES CONTRACTS AND IS USED TO PROTECT THE FUND AGAINST THE RISK OF DECLINING PRICES. THE PURCHASE OF CALL OPTIONS ON FUTURES CONTRACTS IS ANALOGOUS TO THE PURCHASE OF A FUTURES CONTRACT. THE FUND MAY ONLY BUY CALL OPTIONS TO CLOSE AN EXISTING POSITION WHERE THE FUND HAS ALREADY SOLD A CORRESPONDING CALL OPTION, OR FOR A CASH HEDGE. THE FUND WILL ONLY ENGAGE IN THE SALE OF CALL OPTIONS AND THE PURCHASE OF CALL OPTIONS TO COVER FOR HEDGING PURPOSES.

WRITING CALL OPTIONS ON FUTURES CONTRACTS. THE WRITING OF CALL OPTIONS ON FUTURES CONTRACTS CONSTITUTES A PARTIAL HEDGE AGAINST DECLINING PRICES OF THE SECURITIES DELIVERABLE UPON EXERCISE OF THE FUTURES CONTRACT. IF THE FUTURES CONTRACT PRICE AT EXPIRATION IS BELOW THE EXERCISE PRICE, THE FUND WILL RETAIN THE FULL AMOUNT OF THE OPTION PREMIUM WHICH PROVIDES A PARTIAL HEDGE AGAINST ANY DECLINE THAT MAY HAVE OCCURRED IN THE FUND'S SECURITIES HOLDINGS.

RISKS OF OPTIONS AND FUTURES CONTRACTS. IF THE FUND HAS SOLD FUTURES OR TAKES OPTIONS POSITIONS TO HEDGE ITS PORTFOLIO AGAINST DECLINE IN THE MARKET AND THE MARKET LATER ADVANCES, THE FUND MAY SUFFER A LOSS ON THE FUTURES CONTRACTS OR OPTIONS WHICH IT WOULD NOT HAVE EXPERIENCED IF IT HAD NOT HEDGED. CORRELATION IS ALSO IMPERFECT BETWEEN MOVEMENTS IN THE PRICES OF FUTURES CONTRACTS AND MOVEMENTS IN PRICES OF THE SECURITIES WHICH ARE THE SUBJECT OF THE HEDGE. THUS THE PRICE OF THE FUTURES CONTRACT OR OPTION MAY MOVE MORE THAN OR LESS THAN THE PRICE OF THE SECURITIES BEING HEDGED. WHERE A FUND HAS SOLD FUTURES OR TAKEN OPTIONS POSITIONS TO HEDGE AGAINST DECLINE IN THE MARKET, THE MARKET MAY ADVANCE AND THE VALUE OF THE SECURITIES HELD IN THE FUND MAY DECLINE. IF THIS WERE TO OCCUR, THE FUND MIGHT LOSE MONEY ON THE FUTURES CONTRACTS OR OPTIONS AND ALSO EXPERIENCE A DECLINE IN THE VALUE OF ITS PORTFOLIO SECURITIES. HOWEVER, ALTHOUGH THIS MIGHT OCCUR FOR A BRIEF PERIOD OR TO A SLIGHT DEGREE, THE VALUE OF A DIVERSIFIED PORTFOLIO WILL TEND TO MOVE IN THE DIRECTION OF THE MARKET GENERALLY.
     THE FUND CAN CLOSE OUT FUTURES POSITIONS ONLY ON AN EXCHANGE OR BOARD OF TRADE WHICH PROVIDES A SECONDARY MARKET IN SUCH FUTURES. ALTHOUGH THE FUND INTENDS TO PURCHASE OR SELL ONLY SUCH FUTURES FOR WHICH AN ACTIVE SECONDARY MARKET APPEARS TO EXIST, THERE CAN BE NO ASSURANCE THAT SUCH A MARKET WILL EXIST FOR ANY PARTICULAR FUTURES CONTRACT AT ANY PARTICULAR TIME. THIS MIGHT PREVENT THE FUND FROM CLOSING A FUTURES POSITION, WHICH COULD REQUIRE THE FUND TO MAKE DAILY CASH PAYMENTS WITH RESPECT TO ITS POSITION IN THE EVENT OF ADVERSE PRICE MOVEMENTS.
     OPTIONS ON FUTURES TRANSACTIONS BEAR SEVERAL RISKS APART FROM THOSE INHERENT IN OPTIONS TRANSACTIONS GENERALLY. THE FUND'S ABILITY TO CLOSE OUT ITS OPTIONS POSITIONS IN FUTURES CONTRACTS WILL DEPEND UPON WHETHER AN ACTIVE SECONDARY MARKET FOR SUCH OPTIONS DEVELOPS AND IS IN EXISTENCE AT THE TIME THE FUND SEEKS TO CLOSE ITS POSITIONS. THERE CAN BE NO ASSURANCE THAT SUCH A MARKET WILL DEVELOP OR EXIST. THEREFORE, THE FUND MIGHT BE REQUIRED TO EXERCISE THE OPTIONS TO REALIZE ANY PROFIT.

                             INVESTMENT RESTRICTIONS
                             -----------------------

FUNDAMENTAL  INVESTMENT  RESTRICTIONS
     THE FUND HAS ADOPTED THE FOLLOWING FUNDAMENTAL INVESTMENT RESTRICTIONS. THESE RESTRICTIONS CANNOT BE CHANGED WITHOUT THE APPROVAL OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING SHARES OF THE FUND.

     THE  FUND  MAY  NOT:
(1) MAKE ANY INVESTMENT INCONSISTENT WITH ITS CLASSIFICATION AS A DIVERSIFIED INVESTMENT COMPANY UNDER THE 1940 ACT.
(2) CONCENTRATE ITS INVESTMENTS IN THE SECURITIES OF ISSUERS PRIMARILY ENGAGED IN ANY PARTICULAR INDUSTRY (OTHER THAN SECURITIES ISSUED OR GUARANTEED BY THE US GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES AND REPURCHASE AGREEMENTS SECURED THEREBY.)
(3) ISSUE SENIOR SECURITIES OR BORROW MONEY, EXCEPT FROM BANKS FOR TEMPORARY OR EMERGENCY PURPOSES AND THEN ONLY IN AN AMOUNT UP TO 33 1/3% OF THE VALUE OF THE FUND'S TOTAL ASSETS AND EXCEPT BY ENGAGING IN REVERSE REPURCHASE AGREEMENTS. IN ORDER TO SECURE ANY PERMITTED BORROWINGS AND REVERSE REPURCHASE AGREEMENTS UNDER THIS SECTION, THE FUND MAY PLEDGE, MORTGAGE OR HYPOTHECATE ITS ASSETS.
(4) UNDERWRITE THE SECURITIES OF OTHER ISSUERS, EXCEPT AS ALLOWED BY LAW OR TO THE EXTENT THAT THE PURCHASE OF OBLIGATIONS IN ACCORDANCE WITH THE FUND'S INVESTMENT OBJECTIVE AND POLICIES, EITHER DIRECTLY FROM THE ISSUER, OR FROM AN UNDERWRITER FOR AN ISSUER, MAY BE DEEMED AN UNDERWRITING.
(5) INVEST DIRECTLY IN COMMODITIES OR REAL ESTATE, ALTHOUGH THE FUND MAY INVEST IN FINANCIAL FUTURES, AND IN SECURITIES WHICH ARE SECURED BY REAL ESTATE OR REAL ESTATE MORTGAGES AND SECURITIES OF ISSUERS WHICH INVEST OR DEAL IN COMMODITIES, COMMODITY FUTURES, REAL ESTATE OR REAL ESTATE MORTGAGES.
(6) MAKE LOANS, OTHER THAN THROUGH THE PURCHASE OF MONEY MARKET INSTRUMENTS AND REPURCHASE AGREEMENTS OR BY THE PURCHASE OF BONDS, DEBENTURES OR OTHER DEBT
SECURITIES. THE PURCHASE OF ALL OR A PORTION OF AN ISSUE OF PUBLICLY OR PRIVATELY DISTRIBUTED DEBT OBLIGATIONS IN ACCORDANCE WITH THE FUND'S INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS, SHALL NOT CONSTITUTE THE MAKING OF A LOAN.

UNDER CURRENT LAW, A DIVERSIFIED INVESTMENT COMPANY, WITH RESPECT TO 75% OF ITS ASSETS, CAN INVEST NO MORE THAN 5% OF ITS ASSETS IN THE SECURITIES OF ANY ONE
ISSUER, AND MAY NOT ACQUIRE MORE THAN 10% OF THE VOTING SECURITIES OF ANY ISSUER. UNDER CURRENT LAW, "CONCENTRATE" MEANS THE FUND CANNOT INVEST 25% OR MORE IN THE SECURITIES OF ISSUERS PRIMARILY ENGAGED IN ANY ONE INDUSTRY. UNDER CURRENT LAW THE FUND MAY UNDERWRITE SECURITIES ONLY IN COMPLIANCE WITH THE CONDITIONS OF SECTION 10(F) OF THE INVESTMENT COMPANY ACT AND THE RULES THEREUNDER.

NONFUNDAMENTAL  INVESTMENT  RESTRICTIONS
     THE FUND HAS ADOPTED THE FOLLOWING NONFUNDAMENTAL INVESTMENT RESTRICTIONS. A NONFUNDAMENTAL INVESTMENT RESTRICTION CAN BE CHANGED BY THE BOARD AT ANY TIME WITHOUT A SHAREHOLDER VOTE.

THE  FUND  MAY  NOT:
(1) PURCHASE THE OBLIGATIONS OF FOREIGN ISSUERS, IF AS A RESULT, FOREIGN SECURITIES WOULD EXCEED 10% OF THE VALUE OF THE FUND'S NET ASSETS.
(2) PURCHASE ILLIQUID SECURITIES IF MORE THAN 15% OF THE VALUE OF THE FUND'S NET ASSETS WOULD BE INVESTED IN SUCH SECURITIES.
(3) ENTER INTO A FUTURES CONTRACT OR AN OPTION ON A FUTURES CONTRACT IF THE AGGREGATE INITIAL MARGINS AND PREMIUMS REQUIRED TO ESTABLISH THESE POSITIONS WOULD EXCEED 5% OF THE FUND'S NET ASSETS.
(4) ENTER INTO REVERSE REPURCHASE AGREEMENTS IF THE AGGREGATE PROCEEDS FROM OUTSTANDING REVERSE REPURCHASE AGREEMENTS, WHEN ADDED TO OTHER OUTSTANDING BORROWINGS PERMITTED BY THE 1940 ACT, WOULD EXCEED 33 1/3% OF THE FUND'S TOTAL ASSETS. THE FUND DOES NOT INTEND TO MAKE ANY PURCHASES OF SECURITIES IF BORROWING EXCEEDS 5% OF ITS TOTAL ASSETS.
(5) PURCHASE A PUT OR CALL OPTION ON A SECURITY (INCLUDING A STRADDLE OR SPREAD) IF THE VALUE OF THAT OPTION PREMIUM, WHEN AGGREGATED WITH THE PREMIUMS ON ALL OTHER OPTIONS ON SECURITIES HELD BY THE FUND, WOULD EXCEED 5% OF THE FUND'S TOTAL ASSETS.

     ANY INVESTMENT RESTRICTION WHICH INVOLVES A MAXIMUM PERCENTAGE OF SECURITIES OR ASSETS SHALL NOT BE CONSIDERED TO BE VIOLATED UNLESS AN EXCESS OVER THE APPLICABLE PERCENTAGE OCCURS IMMEDIATELY AFTER AN ACQUISITION OF SECURITIES OR UTILIZATION OF ASSETS AND RESULTS THEREFROM.

                          INVESTMENT SELECTION PROCESS
                          ----------------------------

     INVESTMENTS  IN  THE  FUND  ARE  SELECTED  ON THE BASIS OF THEIR ABILITY TO
CONTRIBUTE TO THE DUAL OBJECTIVE OF THE FUND, (I.E., THOSE THAT SATISFY THE FUND'S INVESTMENT AND SOCIAL CRITERIA). THE FUND HAS DEVELOPED A NUMBER OF TECHNIQUES FOR EVALUATING THE PERFORMANCE OF ISSUERS IN EACH OF THESE AREAS. THE PRIMARY SOURCES OF INFORMATION ARE REPORTS PUBLISHED BY THE ISSUERS THEMSELVES, THE REPORTS OF PUBLIC AGENCIES, AND THE REPORTS OF GROUPS WHICH MONITOR PERFORMANCE IN PARTICULAR AREAS. THESE SOURCES OF INFORMATION ARE SOMETIMES
AUGMENTED WITH DIRECT INTERVIEWS OR WRITTEN QUESTIONNAIRES ADDRESSED TO THE ISSUERS. IT SHOULD BE RECOGNIZED, HOWEVER, THAT THERE ARE FEW GENERALLY ACCEPTED MEASURES BY WHICH ACHIEVEMENT IN THESE AREAS CAN BE READILY DISTINGUISHED; THEREFORE, THE DEVELOPMENT OF SUITABLE MEASUREMENT TECHNIQUES IS LARGELY WITHIN THE DISCRETION AND JUDGMENT OF THE ADVISOR.
     CANDIDATES FOR INCLUSION IN ANY PARTICULAR CLASS OF ASSETS ARE THEN EXAMINED ACCORDING TO THE SOCIAL CRITERIA. ISSUERS ARE CLASSIFIED INTO THREE CATEGORIES OF SUITABILITY UNDER THE SOCIAL CRITERIA. IN THE FIRST CATEGORY ARE THOSE ISSUERS, WHICH EXHIBIT UNUSUAL POSITIVE ACCOMPLISHMENT WITH RESPECT TO SOME OF THE CRITERIA AND DO NOT FAIL TO MEET MINIMUM STANDARDS WITH RESPECT TO THE REMAINING CRITERIA. TO THE GREATEST EXTENT POSSIBLE, INVESTMENT SELECTIONS ARE MADE FROM THIS GROUP. IN THE SECOND CATEGORY ARE THOSE ISSUERS, WHICH MEET MINIMUM STANDARDS WITH RESPECT TO ALL THE CRITERIA BUT DO NOT EXHIBIT OUTSTANDING ACCOMPLISHMENT WITH RESPECT TO ANY CRITERION. THIS CATEGORY INCLUDES ISSUERS WHICH MAY LACK AN AFFIRMATIVE RECORD OF ACCOMPLISHMENT IN THESE AREAS BUT WHICH ARE NOT KNOWN BY THE ADVISOR TO VIOLATE ANY OF THE SOCIAL CRITERIA. THE THIRD CATEGORY UNDER THE SOCIAL CRITERIA CONSISTS OF ISSUERS WHO FLAGRANTLY VIOLATE, OR HAVE VIOLATED, ONE OR MORE OF THOSE VALUES, FOR EXAMPLE, A COMPANY, WHICH REPEATEDLY ENGAGES IN UNFAIR LABOR PRACTICES. THE FUND WILL NOT KNOWINGLY PURCHASE THE SECURITIES OF ISSUERS IN THIS THIRD CATEGORY.
     IT SHOULD BE NOTED THAT THE FUND'S SOCIAL CRITERIA TEND TO LIMIT THE AVAILABILITY OF INVESTMENT OPPORTUNITIES MORE THAN IS CUSTOMARY WITH OTHER INVESTMENT COMPANIES. THE ADVISOR, HOWEVER, BELIEVE THAT WITHIN THE FIRST AND SECOND CATEGORIES THERE ARE SUFFICIENT INVESTMENT OPPORTUNITIES TO PERMIT FULL INVESTMENT AMONG ISSUERS, WHICH SATISFY THE FUND'S SOCIAL INVESTMENT OBJECTIVE.
     TO  THE  GREATEST  EXTENT  POSSIBLE,  THE  ADVISOR  APPLIES THE SAME SOCIAL
CRITERIA TO THE PURCHASE OF NON-EQUITY SECURITIES AS IT APPLIES TO EQUITY INVESTMENTS. WITH RESPECT TO GOVERNMENT SECURITIES, THE FUND INVESTS PRIMARILY IN DEBT OBLIGATIONS ISSUED OR GUARANTEED BY AGENCIES OR INSTRUMENTALITIES OF THE FEDERAL GOVERNMENT WHOSE PURPOSES FURTHER OR ARE COMPATIBLE WITH THE FUND'S SOCIAL CRITERIA, SUCH AS OBLIGATIONS OF THE BANK FOR COOPERATIVES AND THE STUDENT LOAN MARKETING ASSOCIATION, RATHER THAN GENERAL OBLIGATIONS OF THE FEDERAL GOVERNMENT, SUCH AS TREASURY SECURITIES. BANK CERTIFICATES OF DEPOSIT, COMMERCIAL PAPER, REPURCHASE AGREEMENTS, AND CORPORATE BONDS ARE JUDGED IN THE SAME WAY AS A PROSPECTIVE PURCHASE OF THE BANK'S OR ISSUING COMPANY'S COMMON STOCK.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
                       ----------------------------------

     THE FUND INTENDS TO QUALIFY AS REGULATED INVESTMENT COMPANIES UNDER SUBCHAPTER M OF THE INTERNAL REVENUE CODE. IF FOR ANY REASON THE FUND SHOULD FAIL TO QUALIFY, IT WOULD BE TAXED AS A CORPORATION AT THE FUND LEVEL, RATHER THAN PASSING THROUGH ITS INCOME AND GAINS TO SHAREHOLDERS.
     DISTRIBUTIONS OF REALIZED NET CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUND DOES NOT INTEND TO MAKE ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS, IF ANY, HAVE BEEN USED OR HAVE EXPIRED.
     GENERALLY, DIVIDENDS (INCLUDING SHORT-TERM CAPITAL GAINS) AND DISTRIBUTIONS ARE TAXABLE TO THE SHAREHOLDER IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED.
     THE FUND IS REQUIRED TO WITHHOLD 31% OF ANY REPORTABLE DIVIDENDS AND LONG-TERM CAPITAL GAIN DISTRIBUTIONS PAID AND 31% OF EACH REPORTABLE REDEMPTION TRANSACTION IF: (A) THE SHAREHOLDER'S SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER ("TIN") IS NOT PROVIDED OR AN OBVIOUSLY INCORRECT TIN IS PROVIDED; (B) THE SHAREHOLDER DOES NOT CERTIFY UNDER PENALTIES OF PERJURY THAT THE TIN PROVIDED IS THE SHAREHOLDER'S CORRECT TIN AND THAT THE SHAREHOLDER IS NOT SUBJECT TO BACKUP WITHHOLDING UNDER SECTION 3406(A)(1)(C) OF THE INTERNAL REVENUE CODE BECAUSE OF UNDERREPORTING (HOWEVER, FAILURE TO PROVIDE CERTIFICATION AS TO THE APPLICATION OF SECTION 3406(A)(1)(C) WILL RESULT ONLY IN BACKUP WITHHOLDING ON DIVIDENDS, NOT ON REDEMPTIONS); OR (C) THE FUND IS NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT THE TIN PROVIDED BY THE SHAREHOLDER IS INCORRECT OR THAT THERE HAS BEEN UNDERREPORTING OF INTEREST OR DIVIDENDS BY THE SHAREHOLDER. AFFECTED SHAREHOLDERS WILL RECEIVE STATEMENTS AT LEAST ANNUALLY SPECIFYING THE AMOUNT WITHHELD.
     IN ADDITION, THE FUND IS REQUIRED TO REPORT TO THE INTERNAL REVENUE SERVICE THE FOLLOWING INFORMATION WITH RESPECT TO EACH REDEMPTION TRANSACTION OCCURRING IN THE FUND: (A) THE SHAREHOLDER'S NAME, ADDRESS, ACCOUNT NUMBER AND TAXPAYER IDENTIFICATION NUMBER; (B) THE TOTAL DOLLAR VALUE OF THE REDEMPTIONS; AND (C) THE FUND'S IDENTIFYING CUSIP NUMBER.
     CERTAIN SHAREHOLDERS ARE, HOWEVER, EXEMPT FROM THE BACKUP WITHHOLDING AND BROKER REPORTING REQUIREMENTS. EXEMPT SHAREHOLDERS INCLUDE: CORPORATIONS; FINANCIAL INSTITUTIONS; TAX-EXEMPT ORGANIZATIONS; INDIVIDUAL RETIREMENT PLANS; THE U.S., A STATE, THE DISTRICT OF COLUMBIA, A U.S. POSSESSION, A FOREIGN GOVERNMENT, AN INTERNATIONAL ORGANIZATION, OR ANY POLITICAL SUBDIVISION, AGENCY OR INSTRUMENTALITY OF ANY OF THE FOREGOING; U.S. REGISTERED COMMODITIES OR SECURITIES DEALERS; REAL ESTATE INVESTMENT TRUSTS; REGISTERED INVESTMENT COMPANIES; BANK COMMON TRUST FUNDS; CERTAIN CHARITABLE TRUSTS; FOREIGN CENTRAL BANKS OF ISSUE. NON-RESIDENT ALIENS, CERTAIN FOREIGN PARTNERSHIPS AND FOREIGN CORPORATIONS ARE GENERALLY NOT SUBJECT TO EITHER REQUIREMENT BUT MAY INSTEAD BE SUBJECT TO WITHHOLDING UNDER SECTIONS 1441 OR 1442 OF THE INTERNAL REVENUE CODE. SHAREHOLDERS CLAIMING EXEMPTION FROM BACKUP WITHHOLDING AND BROKER REPORTING
SHOULD  CALL  OR  WRITE  THE  FUND  FOR  FURTHER  INFORMATION.
     MANY STATES DO NOT TAX THE PORTION OF THE FUND'S DIVIDENDS WHICH IS DERIVED FROM INTEREST ON U.S. GOVERNMENT OBLIGATIONS. STATE LAW VARIES CONSIDERABLY CONCERNING THE TAX STATUS OF DIVIDENDS DERIVED FROM U.S. GOVERNMENT OBLIGATIONS. ACCORDINGLY, SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS ABOUT THE TAX STATUS OF DIVIDENDS AND DISTRIBUTIONS FROM THE FUND IN THEIR RESPECTIVE JURISDICTIONS.
     DIVIDENDS PAID BY THE FUND MAY BE ELIGIBLE FOR THE DIVIDENDS RECEIVED DEDUCTION AVAILABLE TO CORPORATE TAXPAYERS. CORPORATE TAXPAYERS REQUIRING THIS INFORMATION MAY CONTACT CALVERT.

                                 NET ASSET VALUE
                                 ---------------

     THE PUBLIC OFFERING PRICE OF THE SHARES OF THE FUND IS THE RESPECTIVE NET ASSET VALUE PER SHARE (PLUS, FOR CLASS A SHARES, THE APPLICABLE SALES CHARGE). THE NET ASSET VALUE FLUCTUATES BASED ON THE RESPECTIVE VALUE OF THE FUND'S INVESTMENTS. THE NET ASSET VALUE PER SHARE FOR EACH CLASS IS DETERMINED EVERY BUSINESS DAY AT THE CLOSE OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE (NORMALLY 4:00 P.M. EASTERN TIME) AND AT SUCH OTHER TIMES AS MAY BE NECESSARY OR APPROPRIATE. THE FUND DOES NOT DETERMINE NET ASSET VALUE ON CERTAIN NATIONAL
HOLIDAYS OR OTHER DAYS ON WHICH THE NEW YORK STOCK EXCHANGE IS CLOSED: NEW YEAR'S DAY, MARTIN LUTHER KING DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY, AND CHRISTMAS DAY. THE FUND'S NET ASSET VALUE PER SHARE IS DETERMINED BY DIVIDING TOTAL NET ASSETS (THE VALUE OF ITS ASSETS NET OF LIABILITIES, INCLUDING ACCRUED EXPENSES AND FEES) BY THE NUMBER OF SHARES OUTSTANDING FOR THAT CLASS.
     THE ASSETS OF THE FUND ARE VALUED AS FOLLOWS: (A) SECURITIES FOR WHICH MARKET QUOTATIONS ARE READILY AVAILABLE ARE VALUED AT THE MOST RECENT CLOSING PRICE, MEAN BETWEEN BID AND ASKED PRICE, OR YIELD EQUIVALENT AS OBTAINED FROM ONE OR MORE MARKET MAKERS FOR SUCH SECURITIES; (B) SECURITIES MATURING WITHIN 60 DAYS MAY BE VALUED AT COST, PLUS OR MINUS ANY AMORTIZED DISCOUNT OR PREMIUM, UNLESS THE BOARD OF DIRECTORS DETERMINES SUCH METHOD NOT TO BE APPROPRIATE UNDER THE CIRCUMSTANCES; AND (C) ALL OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE WILL BE FAIRLY VALUED BY THE ADVISOR IN GOOD FAITH UNDER THE SUPERVISION OF THE BOARD OF DIRECTORS.

                           CALCULATION OF TOTAL RETURN
                           ---------------------------

TOTAL  RETURN  AND  OTHER  QUOTATIONS
     THE FUND MAY ADVERTISE "TOTAL RETURN." TOTAL RETURN IS CALCULATED SEPARATELY FOR EACH CLASS. TOTAL RETURN DIFFERS FROM YIELD IN THAT YIELD FIGURES MEASURE ONLY THE INCOME COMPONENT OF THE FUND'S INVESTMENTS, WHILE TOTAL RETURN INCLUDES NOT ONLY THE EFFECT OF INCOME DIVIDENDS BUT ALSO ANY CHANGE IN NET ASSET VALUE, OR PRINCIPAL AMOUNT, DURING THE STATED PERIOD. TOTAL RETURN IS COMPUTED BY TAKING THE TOTAL NUMBER OF SHARES PURCHASED BY A HYPOTHETICAL $1,000 INVESTMENT AFTER DEDUCTING ANY APPLICABLE SALES CHARGE, ADDING ALL ADDITIONAL SHARES PURCHASED WITHIN THE PERIOD WITH REINVESTED DIVIDENDS AND DISTRIBUTIONS, CALCULATING THE VALUE OF THOSE SHARES AT THE END OF THE PERIOD, AND DIVIDING THE RESULT BY THE INITIAL $1,000 INVESTMENT. FOR PERIODS OF MORE THAN ONE YEAR, THE CUMULATIVE TOTAL RETURN IS THEN ADJUSTED FOR THE NUMBER OF YEARS, TAKING COMPOUNDING INTO ACCOUNT, TO CALCULATE AVERAGE ANNUAL TOTAL RETURN DURING THAT PERIOD.
     TOTAL  RETURN  IS  COMPUTED  ACCORDING  TO  THE  FOLLOWING  FORMULA:

                                 P(1 + T)N = ERV

WHERE P = A HYPOTHETICAL INITIAL PAYMENT OF $1,000; T = TOTAL RETURN; N = NUMBER OF YEARS; AND ERV = THE ENDING REDEEMABLE VALUE OF A HYPOTHETICAL $1,000 PAYMENT MADE AT THE BEGINNING OF THE PERIOD.
     TOTAL RETURN IS HISTORICAL IN NATURE AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE. ALL TOTAL RETURN QUOTATIONS REFLECT THE DEDUCTION OF THE MAXIMUM SALES CHARGE ("RETURN WITH MAXIMUM LOAD"), EXCEPT QUOTATIONS OF RETURN "WITHOUT MAXIMUM LOAD," OR "AT NAV" (OR "WITHOUT CDSC") WHICH DO NOT DEDUCT SALES CHARGE. THUS, IN THE FORMULA ABOVE, FOR RETURN WITHOUT MAXIMUM LOAD, P = THE ENTIRE $1,000 HYPOTHETICAL INITIAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGE; FOR RETURN WITH MAXIMUM LOAD, P = A HYPOTHETICAL INITIAL INVESTMENT OF $1,000 LESS ANY SALES CHARGE ACTUALLY IMPOSED AT THE BEGINNING OF THE PERIOD FOR WHICH THE PERFORMANCE IS BEING CALCULATED. CLASS I SHARES DO NOT HAVE A SALES CHARGE.

                        PURCHASE AND REDEMPTION OF SHARES
                        ---------------------------------

     SHARE CERTIFICATES WILL NOT BE ISSUED UNLESS REQUESTED IN WRITING BY THE INVESTOR. IF SHARE CERTIFICATES HAVE BEEN ISSUED, THEN THE CERTIFICATE MUST BE
DELIVERED TO THE FUND'S TRANSFER AGENT WITH ANY REDEMPTION REQUEST. THIS COULD RESULT IN DELAYS. IF THE CERTIFICATES HAVE BEEN LOST, THE SHAREHOLDER WILL HAVE TO PAY TO POST AN INDEMNITY BOND IN CASE THE ORIGINAL CERTIFICATES ARE LATER PRESENTED BY ANOTHER PERSON. NO CERTIFICATES WILL BE ISSUED FOR FRACTIONAL SHARES.
     THE FUND HAS FILED A NOTICE OF ELECTION UNDER RULE 18F-1 WITH THE COMMISSION. THE NOTICE STATES THAT THE FUND MAY HONOR REDEMPTIONS THAT, DURING ANY 90-DAY PERIOD, EXCEED $250,000 OR 1% OF THE NEST ASSETS VALUE OF THE FUND, WHICHEVER IS LESS, BY REDEMPTIONS-IN-KIND (DISTRIBUTIONS OF A PRO RATA SHARE OF THE PORTFOLIO SECURITIES, RATHER THAN CASH.)
     SEE  THE  PROSPECTUS  FOR  MORE  DETAILS  ON  PURCHASES  AND  REDEMPTIONS.

                                   ADVERTISING
                                   -----------

     THE FUND OR ITS AFFILIATES MAY PROVIDE INFORMATION SUCH AS, BUT NOT LIMITED TO, THE ECONOMY, INVESTMENT CLIMATE, INVESTMENT PRINCIPLES, SOCIOLOGICAL CONDITIONS AND POLITICAL AMBIANCE. DISCUSSION MAY INCLUDE HYPOTHETICAL SCENARIOS OR LISTS OF RELEVANT FACTORS DESIGNED TO AID THE INVESTOR IN DETERMINING WHETHER THE FUND IS COMPATIBLE WITH THE INVESTOR'S GOALS. THE FUND MAY LIST ITS HOLDINGS OR GIVE EXAMPLES OF SECURITIES THAT MAY HAVE BEEN CONSIDERED FOR INCLUSION IN THE FUND, WHETHER HELD OR NOT.
     THE  FUND  OR  ITS  AFFILIATES  MAY SUPPLY COMPARATIVE PERFORMANCE DATA AND
RANKINGS FROM INDEPENDENT SOURCES SUCH AS DONOGHUE'S MONEY FUND REPORT, BANK RATE MONITOR, MONEY, FORBES, LIPPER ANALYTICAL SERVICES, INC., CDA INVESTMENT TECHNOLOGIES, INC., WIESENBERGER INVESTMENT COMPANIES SERVICE, MUTUAL FUND VALUES MORNINGSTAR RATINGS, MUTUAL FUND FORECASTER, BARRON'S, NELSON'S, THE WALL STREET JOURNAL. THE FUND MAY ALSO CITE TO ANY SOURCE, WHETHER IN PRINT OR ON-LINE, SUCH AS BLOOMBERG, IN ORDER TO ACKNOWLEDGE ORIGIN OF INFORMATION, AND MAY PROVIDE BIOGRAPHICAL INFORMATION ON, OR QUOTE, PORTFOLIO MANAGERS OR FUND OFFICERS. THE FUND MAY COMPARE ITSELF OR ITS PORTFOLIO HOLDINGS TO OTHER INVESTMENTS, WHETHER OR NOT ISSUED OR REGULATED BY THE SECURITIES INDUSTRY, INCLUDING, BUT NOT LIMITED TO, CERTIFICATES OF DEPOSIT AND TREASURY NOTES.
     CALVERT GROUP IS THE NATION'S LEADING FAMILY OF SOCIALLY RESPONSIBLE MUTUAL FUNDS, BOTH IN TERMS OF SOCIALLY RESPONSIBLE MUTUAL FUND ASSETS UNDER MANAGEMENT, AND NUMBER OF SOCIALLY RESPONSIBLE MUTUAL FUND PORTFOLIOS OFFERED (SOURCE: SOCIAL INVESTMENT FORUM, DECEMBER 31, 1999). CALVERT GROUP WAS ALSO THE FIRST TO OFFER A FAMILY OF SOCIALLY RESPONSIBLE MUTUAL FUND PORTFOLIOS.

                             DIRECTORS AND OFFICERS
                             ----------------------

     THE FUND'S BOARD OF DIRECTORS SUPERVISES THE FUND'S ACTIVITIES AND REVIEWS ITS CONTRACTS WITH COMPANIES THAT PROVIDE IT WITH SERVICES. BUSINESS INFORMATION IS PROVIDED BELOW ABOUT THE FUND'S DIRECTORS AND OFFICERS.

                                                      PRINCIPAL
                                                      OCCUPATION(S) DURING
NAME, ADDRESS & DATE OF BIRTH   POSITION WITH FUND    LAST 5 YEARS
*BARBARA J. KRUMSIEK,           DIRECTOR              PRESIDENT, CHIEF EXECUTIVE
DOB: 08/09/52                                       OFFICER AND VICE CHAIRMAN OF
                                                    CALVERT GROUP, LTD. PRIOR TO
                                                      JOINING CALVERT GROUP, MS.
                                                   KRUMSIEK SERVED AS A MANAGING
                                                       DIRECTOR OF ALLIANCE FUND
                                                              DISTRIBUTORS, INC.
--------------------------------------------------------------------------------
*WILLIAM M. TARTIKOFF, ESQ.     DIRECTOR                  SENIOR VICE PRESIDENT,
DOB: 08/12/47                                     SECRETARY, AND GENERAL COUNSEL
                                                          OF CALVERT GROUP, LTD.
--------------------------------------------------------------------------------
SUSAN WALKER BENDER, ESQ.       OFFICER                ASSOCIATE GENERAL COUNSEL
DOB: 01/29/59                                             OF CALVERT GROUP, LTD.
--------------------------------------------------------------------------------
IVY WAFFORD DUKE, ESQ.          OFFICER                ASSOCIATE GENERAL COUNSEL
DOB: 09/07/68                                    OF CALVERT GROUP, LTD. MS. DUKE
                                              WAS AN ASSOCIATE IN THE INVESTMENT
                                                MANAGEMENT GROUP OF THE BUSINESS
                                                       AND FINANCE DEPARTMENT AT
                                                         DRINKER BIDDLE & REATH.
--------------------------------------------------------------------------------
VICTOR FRYE, ESQ.               OFFICER           COUNSEL AND COMPLIANCE OFFICER
DOB: 10/15/58                                    OF CALVERT GROUP, LTD. PRIOR TO
                                                       WORKING AT CALVERT GROUP,
                                                        MR. FRYE WAS COUNSEL AND
                                                       MANAGER OF THE COMPLIANCE
                                                      DEPARTMENT AT THE ADVISORS
                                                                          GROUP.
--------------------------------------------------------------------------------
JENNIFER STREAKS, ESQ.          OFFICER                ASSISTANT GENERAL COUNSEL
DOB: 08/02/71                                             OF CALVERT GROUP, LTD.
                                                     PRIOR TO WORKING AT CALVERT
                                                        GROUP, MS. STREAKS WAS A
                                                       REGULATORY ANALYST IN THE
                                                    MARKET REGULATION DEPARTMENT
                                                     OF THE NATIONAL ASSOCIATION
                                                          OF SECURITIES DEALERS.
--------------------------------------------------------------------------------
MICHAEL V. YUHAS JR., CPA       OFFICER                         DIRECTOR OF FUND
DOB: 08/04/61                                                  ADMINISTRATION OF
                                                             CALVERT GROUP, LTD.
--------------------------------------------------------------------------------

     THE ADDRESS OF DIRECTOR AND OFFICERS, UNLESS OTHERWISE NOTED, IS 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814. DIRECTORS MARKED WITH AN *, ABOVE, ARE "INTERESTED PERSONS" OF THE FUND, UNDER THE INVESTMENT COMPANY ACT OF 1940.
     FROM TIME TO TIME, THE FUND MAY MAKE CHARITABLE CONTRIBUTIONS TO GROUPS INTENDED TO FURTHER THE FUND'S SOCIAL PURPOSE, INCLUDING BUT NOT LIMITED TO EDUCATING INVESTORS ABOUT SOCIALLY RESPONSIBLE INVESTING.
     DIRECTORS OF THE FUND WHO ARE NOT AFFILIATED WITH THE FUND'S ADVISOR MAY ELECT TO DEFER RECEIPT OF ALL OR A PERCENTAGE OF THEIR FEES AND INVEST THEM IN ANY FUND IN THE CALVERT FAMILY OF FUNDS THROUGH THE DIRECTORS' DEFERRED COMPENSATION PLAN. DEFERRAL OF THE FEES IS DESIGNED TO MAINTAIN THE PARTIES IN THE SAME POSITION AS IF THE FEES WERE PAID ON A CURRENT BASIS. MANAGEMENT BELIEVES THIS WILL HAVE A NEGLIGIBLE EFFECT ON THE FUND'S ASSETS, LIABILITIES, NET ASSETS, AND NET INCOME PER SHARE.

                        INVESTMENT ADVISOR AND SUBADVISOR
                        ---------------------------------

     THE FUND'S INVESTMENT ADVISOR IS CALVERT ASSET MANAGEMENT COMPANY, INC., 4550 MONTGOMERY AVENUE, 1000N, BETHESDA, MARYLAND 20814, A SUBSIDIARY OF CALVERT GROUP LTD., WHICH IS A SUBSIDIARY OF ACACIA LIFE INSURANCE COMPANY OF WASHINGTON, D.C. ("ACACIA"). ACACIA IS A SUBSIDIARY OF AMERITAS ACACIA MUTUAL HOLDING COMPANY. UNDER THE ADVISORY CONTRACT, THE ADVISOR PROVIDES INVESTMENT ADVICE TO THE FUND AND OVERSEES ITS DAY-TO-DAY OPERATIONS, SUBJECT TO DIRECTION AND CONTROL BY THE FUND'S BOARD OF DIRECTORS. THE ADVISOR PROVIDES THE FUND WITH INVESTMENT SUPERVISION AND MANAGEMENT, AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUND; AND PAYS THE SALARIES AND FEES OF ALL DIRECTORS WHO ARE EMPLOYEES OF THE ADVISOR OR ITS AFFILIATES. THE FUND PAYS ALL OTHER ADMINISTRATIVE AND OPERATING EXPENSES, INCLUDING: CUSTODIAL, REGISTRAR, DIVIDEND DISBURSING AND TRANSFER AGENCY FEES; ADMINISTRATIVE SERVICE FEES; FUND ACCOUNTING FEES; FEDERAL AND STATE SECURITIES REGISTRATION FEES; SALARIES, FEES AND EXPENSES OF DIRECTORS, EXECUTIVE OFFICERS AND EMPLOYEES OF THE FUND, WHO ARE NOT EMPLOYEES OF THE ADVISOR OR OF ITS AFFILIATES; INSURANCE PREMIUMS; TRADE ASSOCIATION DUES; LEGAL AND AUDIT FEES; INTEREST, TAXES AND OTHER BUSINESS FEES; EXPENSES OF PRINTING AND MAILING REPORTS, NOTICES, PROSPECTUSES, AND PROXY
MATERIAL TO SHAREHOLDERS; ANNUAL SHAREHOLDERS' MEETING EXPENSES; AND BROKERAGE COMMISSIONS AND OTHER COSTS ASSOCIATED WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES.
     THE ADVISOR HAS AGREED TO LIMIT ANNUAL FUND OPERATING EXPENSES (NET OF ANY EXPENSE OFFSET ARRANGEMENTS) THROUGH [DATE]. THE CONTRACTUAL EXPENSE CAP IS 1.50% FOR CLASS A, 2.50% FOR CLASS B, 2.50% FOR CLASS C AND 0.90% FOR CLASS I. FOR THE PURPOSES OF THIS EXPENSE LIMIT, OPERATING EXPENSES DO NOT INCLUDE
INTEREST EXPENSE, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, TAXES AND CAPITAL ITEMS. THE FUND HAS AN OFFSET ARRANGEMENT WITH THE CUSTODIAN BANK WHEREBY THE CUSTODIAN AND THE TRANSFER AGENT FEES MAY BE PAID INDIRECTLY BY CREDITS ON THE FUND'S UNINVESTED CASH BALANCES. THESE CREDITS ARE USED TO REDUCE THE FUND'S EXPENSES.
     FOR ITS SERVICES, THE ADVISOR RECEIVES AN ANNUAL FEE, PAYABLE MONTHLY, OF 0.25% OF THE FUND'S AVERAGE DAILY NET ASSETS.

SUBADVISOR

[TO BE PROVIDED]

     THE FUND HAS RECEIVED AN EXEMPTIVE ORDER TO PERMIT THE FUND AND THE ADVISOR TO ENTER INTO AND MATERIALLY AMEND THE INVESTMENT SUBADVISORY AGREEMENT WITHOUT SHAREHOLDER APPROVAL. WITHIN 90 DAYS OF THE HIRING OF ANY SUBADVISOR OR THE IMPLEMENTATION OF ANY PROPOSED MATERIAL CHANGE IN THE INVESTMENT SUBADVISORY AGREEMENT, THE FUND WILL FURNISH ITS SHAREHOLDERS INFORMATION ABOUT THE NEW SUBADVISOR OR INVESTMENT SUBADVISORY AGREEMENT THAT WOULD BE INCLUDED IN A PROXY STATEMENT. SUCH INFORMATION WILL INCLUDE ANY CHANGE IN SUCH DISCLOSURE CAUSED BY THE ADDITION OF A NEW SUBADVISOR OR ANY PROPOSED MATERIAL CHANGE IN THE INVESTMENT SUBADVISORY AGREEMENT OF THE FUND. THE FUND WILL MEET THIS CONDITION BY PROVIDING SHAREHOLDERS, WITHIN 90 DAYS OF THE HIRING OF THE SUBADVISOR OR IMPLEMENTATION OF ANY MATERIAL CHANGE TO THE TERMS OF AN INVESTMENT SUBADVISORY AGREEMENT, WITH AN INFORMATION STATEMENT TO THIS EFFECT.

                          ADMINISTRATIVE SERVICES AGENT
                          -----------------------------

     CALVERT ADMINISTRATIVE SERVICES COMPANY ("CASC"), AN AFFILIATE OF THE ADVISOR, HAS BEEN RETAINED BY THE FUND TO PROVIDE CERTAIN ADMINISTRATIVE
SERVICES NECESSARY TO THE CONDUCT OF ITS AFFAIRS, INCLUDING THE PREPARATION OF REGULATORY FILINGS AND SHAREHOLDER REPORTS. FOR PROVIDING SUCH SERVICES, CASC RECEIVES AN ANNUAL ADMINISTRATIVE SERVICE FEE PAYABLE MONTHLY (AS A PERCENTAGE OF NET ASSETS) AS FOLLOWS:

     CLASS A, B, AND C     CLASS I
     0.20%                 0.10%

     ADMINISTRATIVE SERVICES FEE ARE ALLOCATED AMONG CLASSES AS A CLASS-LEVEL EXPENSE BASED ON NET ASSETS.

                             METHOD OF DISTRIBUTION
                             ----------------------

     CALVERT DISTRIBUTORS, INC. ("CDI") IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR FOR THE FUND. CDI IS AN AFFILIATE OF THE FUND'S ADVISOR. UNDER THE TERMS OF ITS UNDERWRITING AGREEMENT WITH THE FUND, CDI MARKETS AND DISTRIBUTES THE FUND'S SHARES AND IS RESPONSIBLE FOR PREPARING ADVERTISING AND SALES LITERATURE, AND PRINTING AND MAILING PROSPECTUSES TO PROSPECTIVE INVESTORS.
     PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE FUND HAS ADOPTED DISTRIBUTION PLANS (THE "PLANS") WHICH PERMIT THE FUND TO PAY CERTAIN EXPENSES ASSOCIATED WITH THE DISTRIBUTION OF ITS SHARES. SUCH EXPENSES MAY NOT EXCEED, ON AN ANNUAL BASIS, 0.25% OF THE FUND'S CLASS A AVERAGE DAILY NET ASSETS.
     EXPENSES UNDER THE FUND'S CLASS B AND CLASS C PLANS MAY NOT EXCEED, ON AN ANNUAL BASIS, 1.00% OF THE AVERAGE DAILY NET ASSETS OF CLASS B AND CLASS C, RESPECTIVELY. CLASS I HAS NO DISTRIBUTION PLAN. CLASS A DISTRIBUTION PLANS REIMBURSE CDI ONLY FOR EXPENSES IT INCURS, WHILE THE CLASS B AND C DISTRIBUTION PLANS COMPENSATE CDI AT A SET RATE REGARDLESS OF CDI'S EXPENSES. DISTRIBUTION PLAN EXPENSES MAY BE SPENT FOR ADVERTISING, PRINTING AND MAILING OF PROSPECTUSES TO PERSONS WHO ARE NOT ALREADY FUND SHAREHOLDERS, COMPENSATION TO BROKER/DEALERS, UNDERWRITERS, AND SALESPERSONS, AND, FOR CLASS B, INTEREST AND FINANCE CHARGES.
     THE FUND'S DISTRIBUTION PLANS WERE APPROVED BY THE BOARD OF DIRECTORS, INCLUDING THE DIRECTORS WHO ARE NOT "INTERESTED PERSONS" OF THE FUND (AS THAT TERM IS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940) AND WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE OPERATION OF THE PLANS OR IN ANY AGREEMENTS RELATED TO THE PLANS. THE SELECTION AND NOMINATION OF THE DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUND IS COMMITTED TO THE DISCRETION OF SUCH DISINTERESTED DIRECTORS. IN ESTABLISHING THE PLANS, THE DIRECTORS CONSIDERED VARIOUS FACTORS INCLUDING THE AMOUNT OF THE DISTRIBUTION EXPENSES. THE DIRECTORS DETERMINED THAT THERE IS A REASONABLE LIKELIHOOD THAT THE PLANS WILL BENEFIT THE FUND AND ITS SHAREHOLDERS, INCLUDING ECONOMIES OF SCALE AT HIGHER ASSET LEVELS, BETTER INVESTMENT OPPORTUNITIES AND MORE FLEXIBILITY IN MANAGING A GROWING PORTFOLIO.
     THE PLANS MAY BE TERMINATED BY VOTE OF A MAJORITY OF THE NON-INTERESTED DIRECTORS WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE PLANS, OR BY VOTE OF A MAJORITY OF THE OUTSTANDING SHARES OF THE FUND. IF THE FUND SHOULD EVER SWITCH TO A NEW PRINCIPAL UNDERWRITER WITHOUT TERMINATING THE CLASS B PLAN, THE FEE WOULD BE PRORATED BETWEEN CDI AND THE NEW PRINCIPAL UNDERWRITER. ANY CHANGE IN THE PLANS THAT WOULD MATERIALLY INCREASE THE DISTRIBUTION COST TO A CLASS REQUIRES APPROVAL OF THE SHAREHOLDERS OF THE AFFECTED CLASS; OTHERWISE, THE PLANS MAY BE AMENDED BY THE DIRECTORS, INCLUDING A MAJORITY OF THE NON-INTERESTED DIRECTORS AS DESCRIBED ABOVE. THE PLANS WILL CONTINUE IN EFFECT FOR SUCCESSIVE ONE-YEAR TERMS PROVIDED THAT SUCH CONTINUANCE IS SPECIFICALLY APPROVED BY: (I) THE VOTE OF A MAJORITY OF THE DIRECTORS WHO ARE NOT PARTIES TO THE PLANS OR INTERESTED PERSONS OF ANY SUCH PARTY AND WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE PLANS, AND (II) THE VOTE OF A MAJORITY OF THE ENTIRE BOARD OF DIRECTORS.
     APART FROM THE PLANS, THE ADVISOR AND CDI, AT THEIR OWN EXPENSE, MAY INCUR COSTS AND PAY EXPENSES ASSOCIATED WITH THE DISTRIBUTION OF SHARES OF THE FUND. THE ADVISOR AND/OR CDI MAY PAY CERTAIN FIRMS COMPENSATION BASED ON SALES OF FUND SHARES OR ON ASSETS HELD IN THOSE FIRM'S ACCOUNTS FOR THEIR MARKETING AND DISTRIBUTION OF THE FUND SHARES, ABOVE THE USUAL SALES CHARGES AND SERVICE FEES.
     CDI MAKES A CONTINUOUS OFFERING OF THE FUND'S SECURITIES ON A "BEST EFFORTS" BASIS. UNDER THE TERMS OF THE AGREEMENT, CDI IS ENTITLED TO RECEIVE, PURSUANT TO THE DISTRIBUTION PLANS, A DISTRIBUTION FEE AND A SERVICE FEE FROM THE FUND BASED ON THE AVERAGE DAILY NET ASSETS OF EACH CLASS. THESE FEES ARE PAID PURSUANT TO THE FUND'S DISTRIBUTION PLAN.

CLASS  A  SHARES ARE OFFERED AT NET ASSET VALUE PLUS A FRONT-END SALES CHARGE AS
FOLLOWS:

                                   AS A % OF    AS A % OF     ALLOWED TO
AMOUNT OF                          OFFERING     NET AMOUNT    BROKERS AS A % OF
INVESTMENT                         PRICE        INVESTED      OFFERING PRICE
LESS  THAN  $50,000                4.75%        4.99%         4.00%
$50,000 BUT LESS THAN $100,000     3.75%        3.90%         3.00%
$100,000 BUT LESS THAN $250,000    2.75%        2.83%         2.25%
$250,000 BUT LESS THAN $500,000    1.75%        1.78%         1.25%
$500,000 BUT LESS THAN $1,000,000  1.00%        1.01%         0.80%
$1,000,000 AND OVER                0.00%        0.00%         0.00%

     CDI RECEIVES ANY FRONT-END SALES CHARGE OR CDSC PAID. A PORTION OF THE FRONT-END SALES CHARGE MAY BE REALLOWED TO DEALERS.
     FUND DIRECTORS AND CERTAIN OTHER AFFILIATED PERSONS OF THE FUND ARE EXEMPT FROM THE SALES CHARGE SINCE THE DISTRIBUTION COSTS ARE MINIMAL TO PERSONS ALREADY FAMILIAR WITH THE FUND. OTHER GROUPS (I.E., GROUP RETIREMENT PLANS) ARE EXEMPT DUE TO ECONOMIES OF SCALE IN DISTRIBUTION. SEE EXHIBIT A TO THE PROSPECTUS.

                    TRANSFER AND SHAREHOLDER SERVICING AGENTS
                    -----------------------------------------

     NATIONAL FINANCIAL DATA SERVICES, INC. ("NFDS"), A SUBSIDIARY OF STATE STREET BANK & TRUST, HAS BEEN RETAINED BY THE FUND TO ACT AS TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. THESE RESPONSIBILITIES INCLUDE: RESPONDING TO CERTAIN SHAREHOLDER INQUIRIES AND INSTRUCTIONS, CREDITING AND DEBITING SHAREHOLDER ACCOUNTS FOR PURCHASES AND REDEMPTIONS OF FUND SHARES AND CONFIRMING SUCH TRANSACTIONS, AND DAILY UPDATING OF SHAREHOLDER ACCOUNTS TO REFLECT DECLARATION AND PAYMENT OF DIVIDENDS.
     CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), A SUBSIDIARY OF CALVERT GROUP, LTD. AND ACACIA, HAS BEEN RETAINED BY THE FUND TO ACT AS SHAREHOLDER SERVICING AGENT. SHAREHOLDER SERVICING RESPONSIBILITIES INCLUDE RESPONDING TO SHAREHOLDER INQUIRIES AND INSTRUCTIONS CONCERNING THEIR ACCOUNTS, ENTERING ANY TELEPHONED PURCHASES OR REDEMPTIONS INTO THE NFDS SYSTEM, MAINTENANCE OF BROKER-DEALER DATA, AND PREPARING AND DISTRIBUTING STATEMENTS TO SHAREHOLDERS REGARDING THEIR ACCOUNTS.
     FOR THESE SERVICES, NFDS AND CSSI RECEIVE A FEE BASED ON THE NUMBER OF SHAREHOLDER ACCOUNTS AND TRANSACTIONS.

                             PORTFOLIO TRANSACTIONS
                             ----------------------

     FUND TRANSACTIONS ARE UNDERTAKEN ON THE BASIS OF THEIR DESIRABILITY FROM AN INVESTMENT STANDPOINT. THE FUND'S ADVISOR AND SUBADVISOR MAKE INVESTMENT DECISIONS AND THE CHOICE OF BROKERS AND DEALERS UNDER THE DIRECTION AND SUPERVISION OF THE FUND'S BOARD OF DIRECTORS.
     BROKER-DEALERS WHO EXECUTE PORTFOLIO TRANSACTIONS ON BEHALF OF THE FUND ARE SELECTED ON THE BASIS OF THEIR EXECUTION CAPABILITY AND TRADING EXPERTISE CONSIDERING, AMONG OTHER FACTORS, THE OVERALL REASONABLENESS OF THE BROKERAGE COMMISSIONS, CURRENT MARKET CONDITIONS, SIZE AND TIMING OF THE ORDER, DIFFICULTY OF EXECUTION, PER SHARE PRICE, MARKET FAMILIARITY, RELIABILITY, INTEGRITY, AND FINANCIAL CONDITION, SUBJECT TO THE ADVISOR/SUBADVISOR OBLIGATION TO SEEK BEST EXECUTION. THE ADVISOR OR SUBADVISOR MAY ALSO CONSIDER SALES OF FUND SHARES AS A FACTOR IN THE SELECTION OF BROKERS, AGAIN, SUBJECT TO BEST EXECUTION (I.E., THE FUND WILL NOT "PAY UP" FOR SUCH TRANSACTIONS.)
     WHILE THE FUND'S ADVISOR AND SUBADVISOR SELECT BROKERS PRIMARILY ON THE BASIS OF BEST EXECUTION, IN SOME CASES THEY MAY DIRECT TRANSACTIONS TO BROKERS
BASED ON THE QUALITY AND AMOUNT OF THE RESEARCH AND RESEARCH-RELATED SERVICES WHICH THE BROKERS PROVIDE TO THEM. THESE RESEARCH SERVICES INCLUDE ADVICE, EITHER DIRECTLY OR THROUGH PUBLICATIONS OR WRITINGS, AS TO THE VALUE OF SECURITIES, THE ADVISABILITY OF INVESTING IN, PURCHASING OR SELLING SECURITIES, AND THE AVAILABILITY OF SECURITIES OR PURCHASERS OR SELLERS OF SECURITIES; FURNISHING OF ANALYSES AND REPORTS CONCERNING ISSUERS, SECURITIES OR INDUSTRIES; PROVIDING INFORMATION ON ECONOMIC FACTORS AND TRENDS; ASSISTING IN DETERMINING PORTFOLIO STRATEGY; PROVIDING COMPUTER SOFTWARE USED IN SECURITY ANALYSES;
PROVIDING PORTFOLIO PERFORMANCE EVALUATION AND TECHNICAL MARKET ANALYSES; AND PROVIDING OTHER SERVICES RELEVANT TO THE INVESTMENT DECISION MAKING PROCESS. OTHER SUCH SERVICES ARE DESIGNED PRIMARILY TO ASSIST THE ADVISOR IN MONITORING THE INVESTMENT ACTIVITIES OF THE SUBADVISOR OF THE FUND. SUCH SERVICES INCLUDE PORTFOLIO ATTRIBUTION SYSTEMS, RETURN-BASED STYLE ANALYSIS, AND TRADE-EXECUTION ANALYSIS.
     THE ADVISOR AND/OR SUBADVISOR MAY ALSO DIRECT SELLING CONCESSIONS AND/OR DISCOUNTS IN FIXED-PRICE OFFERINGS FOR RESEARCH SERVICES.
     IF, IN THE JUDGMENT OF THE ADVISOR OR SUBADVISOR, THE FUND OR OTHER ACCOUNTS MANAGED BY THEM WILL BE BENEFITED BY SUPPLEMENTAL RESEARCH SERVICES, THEY ARE AUTHORIZED TO PAY BROKERAGE COMMISSIONS TO A BROKER FURNISHING SUCH SERVICES WHICH ARE IN EXCESS OF COMMISSIONS WHICH ANOTHER BROKER MAY HAVE CHARGED FOR EFFECTING THE SAME TRANSACTION. IT IS THE POLICY OF THE ADVISOR THAT SUCH RESEARCH SERVICES WILL BE USED FOR THE BENEFIT OF THE FUND AS WELL AS OTHER CALVERT GROUP FUNDS AND MANAGED ACCOUNTS.

                        PERSONAL SECURITIES TRANSACTIONS
                        --------------------------------

     THE FUND, ITS ADVISOR, AND PRINCIPAL UNDERWRITER HAVE ADOPTED A CODE OF ETHICS PURSUANT TO RULE 17J-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE CODE OF ETHICS IS DESIGNED TO PROTECT THE PUBLIC FROM ABUSIVE TRADING PRACTICES AND TO MAINTAIN ETHICAL STANDARDS FOR ACCESS PERSONS AS DEFINED IN THE RULE WHEN DEALING WITH THE PUBLIC. THE CODE OF ETHICS PERMITS THE FUND'S INVESTMENT PERSONNEL TO INVEST IN SECURITIES THAT MAYBE PURCHASED OR HELD BY THE FUND. THE CODE OF ETHICS CONTAINS CERTAIN CONDITIONS SUCH AS PRECLEARANCE AND RESTRICTIONS ON USE OF MATERIAL INFORMATION.

                      INDEPENDENT ACCOUNTANT AND CUSTODIANS
                      -------------------------------------

     PRICEWATERHOUSECOOPERS LLP HAS BEEN SELECTED BY THE BOARD OF DIRECTORS TO SERVE AS INDEPENDENT ACCOUNTANTS FOR FISCAL YEAR 2000. STATE STREET BANK & TRUST COMPANY, N.A., 225 FRANKLIN STREET, BOSTON, MA 02110, SERVES AS CUSTODIAN OF THE FUND'S INVESTMENTS. ALLFIRST FINANCIAL, INC., 25 SOUTH CHARLES STREET, BALTIMORE, MARYLAND 21203 ALSO SERVES AS CUSTODIAN OF CERTAIN OF THE FUND'S CASH ASSETS. THE CUSTODIANS HAVE NO PART IN DECIDING THE FUND'S INVESTMENT POLICIES OR THE CHOICE OF SECURITIES THAT ARE TO BE PURCHASED OR SOLD FOR THE FUND.

                              FINANCIAL STATEMENTS
                              --------------------

     THE FUND'S AUDITED FINANCIAL STATEMENTS ARE INCLUDED AT SCHEDULE A OF THIS STATEMENT OF ADDITIONAL INFORMATION.

                               GENERAL INFORMATION
                               -------------------

     THE FUND IS A SERIES OF CALVERT IMPACT FUND, INC., AN OPEN-END MANAGEMENT INVESTMENT COMPANY ORGANIZED AS A MARYLAND CORPORATION ON AUGUST __, 2000. THE FUND IS DIVERSIFIED.
     EACH SHARE REPRESENTS AN EQUAL PROPORTIONATE INTEREST WITH EACH OTHER SHARE AND IS ENTITLED TO SUCH DIVIDENDS AND DISTRIBUTIONS OUT OF THE INCOME BELONGING TO SUCH CLASS AS DECLARED BY THE BOARD. THE FUND OFFERS FOUR SEPARATE CLASSES OF SHARES: CLASS A, CLASS B, CLASS C, AND CLASS I. EACH CLASS
REPRESENTS INTERESTS IN THE SAME PORTFOLIO OF INVESTMENTS BUT, AS FURTHER DESCRIBED IN THE PROSPECTUS, EACH CLASS IS SUBJECT TO DIFFERING SALES CHARGES AND EXPENSES, WHICH DIFFERENCES WILL RESULT IN DIFFERING NET ASSET VALUES AND DISTRIBUTIONS. UPON ANY LIQUIDATION OF THE FUND, SHAREHOLDERS OF EACH CLASS ARE ENTITLED TO SHARE PRO RATA IN THE NET ASSETS BELONGING TO THAT SERIES AVAILABLE FOR DISTRIBUTION.
     THE FUND IS NOT REQUIRED TO HOLD ANNUAL SHAREHOLDER MEETINGS, BUT SPECIAL MEETINGS MAY BE CALLED FOR CERTAIN PURPOSES SUCH AS ELECTING DIRECTORS, CHANGING FUNDAMENTAL POLICIES, OR APPROVING A MANAGEMENT CONTRACT. AS A SHAREHOLDER, YOU RECEIVE ONE VOTE FOR EACH SHARE OF A FUND YOU OWN. MATTERS AFFECTING CLASSES
DIFFERENTLY,  SUCH  AS DISTRIBUTION PLANS, WILL BE VOTED ON SEPARATELY BY CLASS.

                                    APPENDIX
                                    --------

CORPORATE  BOND  AND  COMMERCIAL  PAPER  RATINGS
CORPORATE  BONDS:
DESCRIPTION  OF MOODY'S INVESTORS SERVICE INC.'S/STANDARD & POOR'S BOND RATINGS:
     AAA/AAA: BEST QUALITY. THESE BONDS CARRY THE SMALLEST DEGREE OF INVESTMENT RISK AND ARE GENERALLY REFERRED TO AS "GILT EDGE." INTEREST PAYMENTS ARE PROTECTED BY A LARGE OR BY AN EXCEPTIONALLY STABLE MARGIN AND PRINCIPAL IS SECURE. THIS RATING INDICATES AN EXTREMELY STRONG CAPACITY TO PAY PRINCIPAL AND INTEREST.
     AA/AA: BONDS RATED AA ALSO QUALIFY AS HIGH-QUALITY DEBT OBLIGATIONS. CAPACITY TO PAY PRINCIPAL AND INTEREST IS VERY STRONG, AND IN THE MAJORITY OF INSTANCES THEY DIFFER FROM AAA ISSUES ONLY IN SMALL DEGREE. THEY ARE RATED LOWER THAN THE BEST BONDS BECAUSE MARGINS OF PROTECTION MAY NOT BE AS LARGE AS IN AAA SECURITIES, FLUCTUATION OF PROTECTIVE ELEMENTS MAY BE OF GREATER AMPLITUDE, OR THERE MAY BE OTHER ELEMENTS PRESENT WHICH MAKE LONG-TERM RISKS APPEAR SOMEWHAT LARGER THAN IN AAA SECURITIES.
     A/A: UPPER-MEDIUM GRADE OBLIGATIONS. FACTORS GIVING SECURITY TO PRINCIPAL AND INTEREST ARE CONSIDERED ADEQUATE, BUT ELEMENTS MAY BE PRESENT WHICH MAKE THE BOND SOMEWHAT MORE SUSCEPTIBLE TO THE ADVERSE EFFECTS OF CIRCUMSTANCES AND ECONOMIC CONDITIONS.
     BAA/BBB: MEDIUM GRADE OBLIGATIONS; ADEQUATE CAPACITY TO PAY PRINCIPAL AND INTEREST. WHEREAS THEY NORMALLY EXHIBIT ADEQUATE PROTECTION PARAMETERS, ADVERSE ECONOMIC CONDITIONS OR CHANGING CIRCUMSTANCES ARE MORE LIKELY TO LEAD TO A WEAKENED CAPACITY TO PAY PRINCIPAL AND INTEREST FOR BONDS IN THIS CATEGORY THAN FOR BONDS IN HIGHER RATED CATEGORIES.
     BA/BB, B/B, CAA/CCC, CA/CC: DEBT RATED IN THESE CATEGORIES IS REGARDED AS PREDOMINANTLY SPECULATIVE WITH RESPECT TO CAPACITY TO PAY INTEREST AND REPAY PRINCIPAL. THE HIGHER THE DEGREE OF SPECULATION, THE LOWER THE RATING. WHILE SUCH DEBT WILL LIKELY HAVE SOME QUALITY AND PROTECTIVE CHARACTERISTICS, THESE ARE OUTWEIGHED BY LARGE UNCERTAINTIES OR MAJOR RISK EXPOSURE TO ADVERSE CONDITIONS.
     C/C:  THIS  RATING  IS  ONLY FOR INCOME BONDS ON WHICH NO INTEREST IS BEING
PAID.
     D:  DEBT  IN  DEFAULT;  PAYMENT OF INTEREST AND/OR PRINCIPAL IS IN ARREARS.

COMMERCIAL  PAPER:
     MOODY'S  INVESTORS  SERVICE,  INC.:
     THE  PRIME  RATING  IS  THE  HIGHEST  COMMERCIAL  PAPER  RATING ASSIGNED BY
MOODY'S.  AMONG  THE  FACTORS CONSIDERED BY MOODY'S IN ASSIGNING RATINGS ARE THE
FOLLOWING: (1) EVALUATION OF THE MANAGEMENT OF THE ISSUER; (2) ECONOMIC EVALUATION OF THE ISSUER'S INDUSTRY OR INDUSTRIES AND AN APPRAISAL OF SPECULATIVE-TYPE RISKS WHICH MAY BE INHERENT IN CERTAIN AREAS; (3) EVALUATION OF THE ISSUER'S PRODUCTS IN RELATION TO COMPETITION AND CUSTOMER ACCEPTANCE; (4) LIQUIDITY; (5) AMOUNT AND QUALITY OF LONG-TERM DEBT; (6) TREND OF EARNINGS OVER A PERIOD OF TEN YEARS; (7) FINANCIAL STRENGTH OF A PARENT COMPANY AND THE RELATIONSHIPS WHICH EXIST WITH THE ISSUER; AND (8) RECOGNITION BY MANAGEMENT OF OBLIGATIONS WHICH MAY BE PRESENT OR MAY ARISE AS A RESULT OF PUBLIC INTEREST QUESTIONS AND PREPARATIONS TO MEET SUCH OBLIGATIONS. ISSUERS WITHIN THIS PRIME CATEGORY MAY BE GIVEN RATINGS 1, 2, OR 3, DEPENDING ON THE RELATIVE STRENGTHS OF THESE FACTORS.
     STANDARD  &  POOR'S  CORPORATION:
     COMMERCIAL  PAPER  RATED  A  BY  STANDARD  &  POOR'S  HAS  THE  FOLLOWING
CHARACTERISTICS:  (I)  LIQUIDITY  RATIOS ARE ADEQUATE TO MEET CASH REQUIREMENTS;
(II) LONG-TERM SENIOR DEBT RATING SHOULD BE A OR BETTER, ALTHOUGH IN SOME CASES BBB CREDITS MAY BE ALLOWED IF OTHER FACTORS OUTWEIGH THE BBB; (III) THE ISSUER SHOULD HAVE ACCESS TO AT LEAST TWO ADDITIONAL CHANNELS OF BORROWING; (IV) BASIC EARNINGS AND CASH FLOW SHOULD HAVE AN UPWARD TREND WITH ALLOWANCES MADE FOR UNUSUAL CIRCUMSTANCES; AND (V) TYPICALLY THE ISSUER'S INDUSTRY SHOULD BE WELL ESTABLISHED AND THE ISSUER SHOULD HAVE A STRONG POSITION WITHIN ITS INDUSTRY AND THE RELIABILITY AND QUALITY OF MANAGEMENT SHOULD BE UNQUESTIONED. ISSUERS RATED A ARE FURTHER REFERRED TO BY USE OF NUMBERS 1, 2 AND 3 TO DENOTE THE RELATIVE STRENGTH WITHIN THIS HIGHEST CLASSIFICATION.

                                LETTER OF INTENT
                                ----------------



DATE

CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
BETHESDA,  MD  20814

LADIES  AND  GENTLEMEN:

     BY SIGNING THIS LETTER OF INTENT, OR AFFIRMATIVELY MARKING THE LETTER OF INTENT OPTION ON MY FUND ACCOUNT APPLICATION FORM, I AGREE TO BE BOUND BY THE TERMS AND CONDITIONS APPLICABLE TO LETTERS OF INTENT APPEARING IN THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUND AND THE PROVISIONS DESCRIBED BELOW AS THEY MAY BE AMENDED FROM TIME TO TIME BY THE FUND. SUCH AMENDMENTS WILL APPLY AUTOMATICALLY TO EXISTING LETTERS OF INTENT.

     I INTEND TO INVEST IN THE SHARES OF:_____________________ (FUND NAME) DURING THE THIRTEEN (13) MONTH PERIOD FROM THE DATE OF MY FIRST PURCHASE PURSUANT TO THIS LETTER (WHICH CANNOT BE MORE THAN NINETY (90) DAYS PRIOR TO THE DATE OF THIS LETTER OR MY FUND ACCOUNT APPLICATION FORM, WHICHEVER IS APPLICABLE), AN AGGREGATE AMOUNT (EXCLUDING ANY REINVESTMENTS OF DISTRIBUTIONS) OF AT LEAST FIFTY THOUSAND DOLLARS ($50,000) WHICH, TOGETHER WITH MY CURRENT HOLDINGS OF THE FUND (AT PUBLIC OFFERING PRICE ON DATE OF THIS LETTER OR MY FUND ACCOUNT APPLICATION FORM, WHICHEVER IS APPLICABLE), WILL EQUAL OR EXCEED THE AMOUNT CHECKED BELOW:

     __  $50,000  __  $100,000  __  $250,000  __  $500,000  __  $1,000,000

     SUBJECT TO THE CONDITIONS SPECIFIED BELOW, INCLUDING THE TERMS OF ESCROW, TO WHICH I HEREBY AGREE, EACH PURCHASE OCCURRING AFTER THE DATE OF THIS LETTER WILL BE MADE AT THE PUBLIC OFFERING PRICE APPLICABLE TO A SINGLE TRANSACTION OF THE DOLLAR AMOUNT SPECIFIED ABOVE, AS DESCRIBED IN THE FUND'S PROSPECTUS. "FUND" IN THIS LETTER OF INTENT SHALL REFER TO THE FUND. NO PORTION OF THE SALES CHARGE IMPOSED ON PURCHASES MADE PRIOR TO THE DATE OF THIS LETTER WILL BE REFUNDED.

     I AM MAKING NO COMMITMENT TO PURCHASE SHARES, BUT IF MY PURCHASES WITHIN THIRTEEN MONTHS FROM THE DATE OF MY FIRST PURCHASE DO NOT AGGREGATE THE MINIMUM AMOUNT SPECIFIED ABOVE, I WILL PAY THE INCREASED AMOUNT OF SALES CHARGES PRESCRIBED IN THE TERMS OF ESCROW DESCRIBED BELOW. I UNDERSTAND THAT 4.75% OF THE MINIMUM DOLLAR AMOUNT SPECIFIED ABOVE WILL BE HELD IN ESCROW IN THE FORM OF SHARES (COMPUTED TO THE NEAREST FULL SHARE). THESE SHARES WILL BE HELD SUBJECT TO THE TERMS OF ESCROW DESCRIBED BELOW.

     FROM THE INITIAL PURCHASE (OR SUBSEQUENT PURCHASES IF NECESSARY), 4.75% OF THE DOLLAR AMOUNT SPECIFIED IN THIS LETTER SHALL BE HELD IN ESCROW IN SHARES OF THE FUND BY THE FUND'S TRANSFER AGENT. FOR EXAMPLE, IF THE MINIMUM AMOUNT SPECIFIED UNDER THE LETTER IS $50,000, THE ESCROW SHALL BE SHARES VALUED IN THE AMOUNT OF $2,375 (COMPUTED AT THE PUBLIC OFFERING PRICE ADJUSTED FOR A $50,000 PURCHASE). ALL DIVIDENDS AND ANY CAPITAL GAINS DISTRIBUTION ON THE ESCROWED SHARES WILL BE CREDITED TO MY ACCOUNT.

     IF THE TOTAL MINIMUM INVESTMENT SPECIFIED UNDER THE LETTER IS COMPLETED WITHIN A THIRTEEN MONTH PERIOD, ESCROWED SHARES WILL BE PROMPTLY RELEASED TO ME. HOWEVER, SHARES DISPOSED OF PRIOR TO COMPLETION OF THE PURCHASE REQUIREMENT UNDER THE LETTER WILL BE DEDUCTED FROM THE AMOUNT REQUIRED TO COMPLETE THE INVESTMENT COMMITMENT.

     UPON EXPIRATION OF THIS LETTER, THE TOTAL PURCHASES PURSUANT TO THE LETTER ARE LESS THAN THE AMOUNT SPECIFIED IN THE LETTER AS THE INTENDED AGGREGATE PURCHASES, CALVERT DISTRIBUTORS, INC. ("CDI") WILL BILL ME FOR AN AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE LOWER LOAD I PAID AND THE DOLLAR AMOUNT OF SALES CHARGES WHICH I WOULD HAVE PAID IF THE TOTAL AMOUNT PURCHASED HAD BEEN MADE AT A SINGLE TIME. IF NOT PAID BY THE INVESTOR WITHIN 20 DAYS, CDI WILL DEBIT THE DIFFERENCE FROM MY ACCOUNT. FULL SHARES, IF ANY, REMAINING IN ESCROW AFTER THE AFOREMENTIONED ADJUSTMENT WILL BE RELEASED AND, UPON REQUEST, REMITTED TO ME.

     I IRREVOCABLY CONSTITUTE AND APPOINT CDI AS MY ATTORNEY-IN-FACT, WITH FULL POWER OF SUBSTITUTION, TO SURRENDER FOR REDEMPTION ANY OR ALL ESCROWED SHARES ON THE BOOKS OF THE FUND. THIS POWER OF ATTORNEY IS COUPLED WITH AN INTEREST.

     THE COMMISSION ALLOWED BY CDI TO THE BROKER-DEALER NAMED HEREIN SHALL BE AT THE RATE APPLICABLE TO THE MINIMUM AMOUNT OF MY SPECIFIED INTENDED PURCHASES.

     THE LETTER MAY BE REVISED UPWARD BY ME AT ANY TIME DURING THE THIRTEEN-MONTH PERIOD, AND SUCH A REVISION WILL BE TREATED AS A NEW LETTER, EXCEPT THAT THE THIRTEEN-MONTH PERIOD DURING WHICH THE PURCHASE MUST BE MADE WILL REMAIN UNCHANGED AND THERE WILL BE NO RETROACTIVE REDUCTION OF THE SALES CHARGES PAID ON PRIOR PURCHASES.

     IN DETERMINING THE TOTAL AMOUNT OF PURCHASES MADE HEREUNDER, SHARES DISPOSED OF PRIOR TO TERMINATION OF THIS LETTER WILL BE DEDUCTED. MY BROKER-DEALER SHALL REFER TO THIS LETTER OF INTENT IN PLACING ANY FUTURE PURCHASE ORDERS FOR ME WHILE THIS LETTER IS IN EFFECT.



DEALER                                                NAME OF INVESTOR(S)


BY
     AUTHORIZED SIGNER                                ADDRESS



DATE                                                  SIGNATURE OF INVESTOR(S)



DATE                                                  SIGNATURE OF INVESTOR(S)

                                   SCHEDULE A
                                   ----------
                                                                         DRAFT

                        REPORT OF INDEPENDENT ACCOUNTANTS
TO  THE  BOARD  OF  DIRECTORS  OF  CALVERT  IMPACT  FUND,  INC.:


     IN OUR OPINION, THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES PRESENTS FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF THE CALVERT IMPACT FUND, INC., ONE PORTFOLIO COMPRISING THE CALVERT LARGE CAP GROWTH FUND. (THE "FUND") AT [DATE] IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES. THIS FINANCIAL STATEMENT IS THE RESPONSIBILITY OF THE FUND'S MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THIS FINANCIAL STATEMENT BASED ON OUR AUDIT. WE CONDUCTED OUR AUDIT OF THIS FINANCIAL STATEMENT IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENT IS FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENT, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDIT PROVIDES A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.


[AUDITORS]
[DATE]

                                                                          DRAFT

                          CALVERT LARGE CAP GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                     [DATE]


ASSETS
------
CASH                                                                $100,000
                                                                    --------

     TOTAL  ASSETS                                                   100,000
                                                                     -------


LIABILITIES
-----------
ACCRUED  EXPENSES  AND  OTHER  LIABILITIES                           0
                                                                    --------

     TOTAL  LIABILITIES                                              0
                                                                   ---------
          NET  ASSETS                                               $100,000
                                                                    ========


NET  ASSETS  CONSIST  OF:
-------------------------
PAID-IN CAPITAL APPLICABLE TO THE FOLLOWING SHARES OF COMMON STOCK, WITH 250,000,000 SHARES OF $0.01 PAR VALUE SHARE AUTHORIZED FOR CLASS A, B, C AND I COMBINED:
          CLASS A: 6,466 SHARES OUTSTANDING                          $97,000
          CLASS B: 67 SHARES OUTSTANDING                               1,000
          CLASS C: 67 SHARES OUTSTANDING                               1,000
          CLASS I: 67 SHARES OUTSTANDING                               1,000
                                                                       -----

          NET  ASSETS                                               $100,000
                                                                    ========


NET  ASSET  VALUE  PER  SHARE
-----------------------------
CLASS A: (BASED ON NET ASSETS OF $97,000)                             $15.00
                                                                      ======
CLASS B: (BASED ON NET ASSETS OF $1,000)                              $15.00
                                                                      ======
CLASS C: (BASED ON NET ASSETS OF $1,000)                              $15.00
                                                                      ======
CLASS I: (BASED ON NET ASSETS OF $1,000)                              $15.00
                                                                      ======

                                                                          DRAFT

                          CALVERT LARGE CAP GROWTH FUND
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

                    NOTE A - SIGNIFICANT ACCOUNTING POLICIES

     GENERAL: THE CALVERT LARGE CAP GROWTH FUND (THE "FUND"), THE SOLE SERIES OF CALVERT IMPACT FUND, INC., IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE FUND WAS ORGANIZED AS A MARYLAND CORPORATION ON AUGUST 10, 2000. IT HAS HAD NO OPERATIONS SINCE THAT DATE, EXCEPT FOR MATTERS RELATING TO THE FUND'S ORGANIZATION AND REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940 AND THE SECURITIES ACT OF 1933 AND THE SALE OF 6,667 SHARES ("INITIAL SHARES") OF THE FUND TO CALVERT ASSET MANAGEMENT COMPANY, INC. THE FUND OFFERS FOUR SEPARATE CLASSES OF SHARES:
CLASS  A,  CLASS  B,  CLASS  C  AND  CLASS  I.

     THE  ADVISOR  IS  ASSUMING  ALL  ORGANIZATION  COSTS  OF  THE  FUND.

NOTE  B  -  RELATED  PARTY  TRANSACTIONS

     THE FUND HAS ENTERED INTO AN INVESTMENT ADVISORY AGREEMENT WITH CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE FUND. FOR ITS SERVICES, THE ADVISOR IS ENTITLED TO RECEIVE AN ANNUAL FEE, PAYABLE MONTHLY, OF 0.25% OF THE FUND'S AVERAGE DAILY NET ASSETS.

     THE ADVISOR HAS AGREED TO LIMIT ANNUAL FUND OPERATING EXPENSES (NET OF EXPENSE OFFSET ARRANGEMENTS) THROUGH [DATE]. THE CONTRACTUAL EXPENSE CAP IS 1.50% FOR CLASS A, 2.50% FOR CLASS B, 2.50% FOR CLASS C AND 0.90% FOR CLASS I. FOR THE PURPOSE OF THIS EXPENSE LIMIT, OPERATING EXPENSES DO NOT INCLUDE INTEREST EXPENSE, BROKERAGE, TAXES, EXTRAORDINARY EXPENSES AND CAPITAL ITEMS.








     THE FUND HAS ENTERED INTO AN ADMINISTRATIVE SERVICES AGREEMENT WITH CALVERT ADMINISTRATIVE SERVICES COMPANY ("CASC"), AN AFFILIATE OF THE ADVISOR. CASC PROVIDES ADMINISTRATIVE SERVICES TO THE FUND. CASC IS ENTITLED TO RECEIVE AN ANNUAL FEE, PAYABLE MONTHLY, OF 0.25% FOR CLASSES A, B, AND C, AND 0.10% FOR CLASS I, OF THE FUND'S AVERAGE DAILY NET ASSETS.

     THE FUND HAS ENTERED INTO A DISTRIBUTION AGREEMENT AND DISTRIBUTION PLAN WITH CALVERT DISTRIBUTORS, INC. CALVERT DISTRIBUTORS, INC. ("CDI"), AN AFFILIATE OF THE ADVISOR, IS THE DISTRIBUTOR AND PRINCIPAL UNDERWRITER FOR THE FUND. DISTRIBUTION PLANS, ADOPTED BY CLASS A, CLASS B, AND CLASS C SHARES ALLOW THE FUND TO PAY THE DISTRIBUTOR FOR EXPENSES AND SERVICES ASSOCIATED WITH DISTRIBUTION OF SHARES. SUCH EXPENSES MAY NOT EXCEED 0.25%, 1.00%, AND 1.00% ANNUALLY OF AVERAGE DAILY NET ASSETS OF EACH CLASS A, CLASS B AND CLASS C.

     THE FUND HAS ENTERED INTO A SHAREHOLDER SERVICING AGREEMENT WITH CALVERT SHAREHOLDER SERVICES, INC. CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN
AFFILIATE OF THE ADVISOR, IS THE SHAREHOLDER SERVICING AGENT OF THE FUND. NATIONAL FINANCIAL DATA SERVICES, INC. ("NFDS"), IS THE TRANSFER AND DIVIDEND DISBURSING AGENT. FOR THESE SERVICES, CSSI IS ENTITLED TO RECEIVE A FEE OF $___ PER SHAREHOLDER ACCOUNT AND $______ PER TRANSACTION.

INVESTMENT  ADVISOR
CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MARYLAND  20814

SHAREHOLDER  SERVICES                     TRANSFER  AGENT
CALVERT  SHAREHOLDER  SERVICES,  INC.     NATIONAL FINANCIAL DATA SERVICES, INC.
4550  MONTGOMERY  AVENUE                  330 WEST 9TH STREET
SUITE  1000N                              KANSAS CITY, MISSOURI 64105
BETHESDA,  MARYLAND  20814

PRINCIPAL  UNDERWRITER                    INDEPENDENT ACCOUNTANTS
CALVERT  DISTRIBUTORS,  INC.              PRICEWATERHOUSECOOPERS LLP
4550  MONTGOMERY  AVENUE                  250 WEST PRATT STREET
SUITE  1000N                              BALTIMORE, MARYLAND 21201
BETHESDA,  MARYLAND  20814

PART  C.  OTHER  INFORMATION

ITEM  23.  EXHIBITS

      A      ARTICLES  OF  INCORPORATION

      B      BY-LAWS

      C      INSTRUMENTS DEFINING  THE  SECURITY HOLDER RIGHTS (NOT APPLICABLE)

      D      INVESTMENT  ADVISORY  CONTRACT

             INVESTMENT  SUB-ADVISORY  CONTRACT

      E      UNDERWRITING  AGREEMENT

      F      DIRECTORS'  DEFERRED  COMPENSATION  AGREEMENT

      G      CUSTODIAL  CONTRACT

      H     TRANSFER  AGENCY  CONTRACT

            SERVICING  CONTRACT

            ADMINISTRATIVE  SERVICES  AGREEMENT

      I     OPINION  AND  CONSENT  OF  COUNSEL  AS  TO  LEGALITY
            OF  SHARES  BEING  REGISTERED

      J     INDEPENDENT  AUDITORS'  CONSENT

      K     OMITTED  FINANCIAL  STATEMENT  RE  COMPUTATION  OF  RATIOS
            (NOT  APPLICABLE)

      L     LETTER  REGARDING  INITIAL  CAPITAL

      M     PLAN  OF  DISTRIBUTION,  CLASS  A,  B,  AND  C

      N     18F-3  MULTIPLE  CLASS  PLAN  DOCUMENT

      O     [RESERVED]

      P     CODE  OF  ETHICS

ITEM  25.  INDEMNIFICATION

         REGISTRANT'S BY-LAWS, EXHIBIT 2 OF THIS REGISTRATION STATEMENT, PROVIDES, IN SUMMARY, THAT OFFICERS AND DIRECTORS SHALL BE INDEMNIFIED BY REGISTRANT AGAINST LIABILITIES AND EXPENSES INCURRED BY SUCH PERSONS IN CONNECTION WITH ACTIONS, SUITS, OR PROCEEDINGS ARISING OUT OF THEIR OFFICES OR DUTIES OF EMPLOYMENT, EXCEPT THAT NO INDEMNIFICATION CAN BE MADE TO SUCH A
PERSON IF HE HAS BEEN ADJUDGED LIABLE OF WILLFUL MISFEASANCE, BAD FAITH, GROSS NEGLIGENCE, OR RECKLESS DISREGARD OF HIS DUTIES. IN THE ABSENCE OF SUCH AN ADJUDICATION, THE DETERMINATION OF ELIGIBILITY FOR INDEMNIFICATION SHALL BE MADE BY INDEPENDENT COUNSEL IN A WRITTEN OPINION OR BY THE VOTE OF A MAJORITY OF A QUORUM OF DIRECTORS WHO ARE NEITHER "INTERESTED PERSONS" OF REGISTRANT, AS THAT TERM IS DEFINED IN SECTION 2(A)(19) OF THE INVESTMENT COMPANY ACT OF 1940, NOR PARTIES TO THE PROCEEDING.

         REGISTRANT MAY PURCHASE AND MAINTAIN LIABILITY INSURANCE ON BEHALF OF ANY OFFICER, TRUSTEE, EMPLOYEE OR AGENT AGAINST ANY LIABILITIES ARISING FROM
SUCH STATUS. IN THIS REGARD, REGISTRANT WILL MAINTAIN A DIRECTORS & OFFICERS (PARTNERS) LIABILITY INSURANCE POLICY WITH CHUBB GROUP OF INSURANCE COMPANIES, 15 MOUNTAIN VIEW ROAD, WARREN, NEW JERSEY 07061, PROVIDING REGISTRANT WITH $5 MILLION IN DIRECTORS AND OFFICERS LIABILITY COVERAGE, PLUS $5 MILLION IN EXCESS DIRECTORS AND OFFICERS LIABILITY COVERAGE FOR THE INDEPENDENT TRUSTEES/DIRECTORS ONLY. REGISTRANT ALSO MAINTAINS AN $9 MILLION INVESTMENT COMPANY BLANKET BOND ISSUED BY ICI MUTUAL INSURANCE COMPANY, P.O. BOX 730, BURLINGTON, VERMONT, 05402. THE FUND MAINTAINS JOINT COVERAGE WITH THE OTHER CALVERT GROUP FUNDS, AND FOR THE LIABILITY COVERAGE, WITH THE ADVISOR AND ITS AFFILIATED COMPANIES ("CALVERT OPERATING COMPANIES.") THE PREMIUM AND THE COVERAGE ARE ALLOCATED
BASED  ON  A  METHOD  APPROVED  BY  THE  DISINTERESTED  FUND  DIRECTORS.

ITEM  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER

                           NAME  OF  COMPANY,  PRINCIPAL
NAME                       BUSINESS  AND  ADDRESS                   CAPACITY

BARBARA  J.  KRUMSIEK      CALVERT  VARIABLE  SERIES,  INC.         OFFICER
                           CALVERT  MUNICIPAL  FUND,  INC.            AND
                           CALVERT  WORLD  VALUES  FUND,  INC.      DIRECTOR

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR         OFFICER
                           GOVERNMENT  INCOME                         AND
                           CALVERT  TAX-FREE  RESERVES              TRUSTEE
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           CALVERT  CASH  RESERVES
                           THE  CALVERT  FUND

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.   OFFICER
                           INVESTMENT  ADVISOR                        AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY                           AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.    OFFICER
                           TRANSFER  AGENT                            AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.   OFFICER
                           SERVICE  COMPANY                           AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER                              AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  NEW  WORLD  FUND,  INC.         DIRECTOR
                           INVESTMENT  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           --------------
                           ALLIANCE  CAPITAL  MGMT. L.P.     SR. VICE PRESIDENT
                           MUTUAL  FUND  DIVISION                   DIRECTOR
                           1345  AVENUE  OF  THE  AMERICAS
                           NEW  YORK,  NY  10105
                           --------------

RONALD  M.  WOLFSHEIMER    FIRST  VARIABLE  RATE  FUND              OFFICER
                           FOR  GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           --------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.   OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.    OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.   OFFICER
                           SERVICE  COMPANY                           AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER                              AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

DAVID  R.  ROCHAT          FIRST  VARIABLE  RATE  FUND              OFFICER
                           FOR  GOVERNMENT  INCOME                    AND
                           CALVERT  TAX-FREE  RESERVES              TRUSTEE
                           CALVERT  CASH  RESERVES
                           THE  CALVERT  FUND

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  MUNICIPAL  FUND,  INC.          OFFICER
                           INVESTMENT  COMPANY                        AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.   OFFICER
                           INVESTMENT  ADVISOR                        AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CHELSEA  SECURITIES,  INC.               OFFICER
                           SECURITIES  FIRM                           AND
                           POST  OFFICE  BOX  93                    DIRECTOR
                           CHELSEA,  VERMONT  05038
                           ---------------
                           GRADY,  BERWALD  &  CO.                  OFFICER
                           HOLDING  COMPANY                           AND
                           43A  SOUTH  FINLEY  AVENUE               DIRECTOR
                           BASKING  RIDGE,  NJ  07920
                           ---------------

RENO  J.  MARTINI          CALVERT  ASSET  MANAGEMENT  CO.,  INC.   OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           FIRST  VARIABLE  RATE  FUND              OFFICER
                           FOR  GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  NEW  WORLD  FUND,  INC.         DIRECTOR
                           INVESTMENT  COMPANY                        AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            DIRECTOR
                           INVESTMENT  ADVISOR                        AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ---------------


CHARLES  T.  NASON         AMERITAS ACACIA MUTUAL HOLDING COMPANY  OFFICER
                           ACACIA  LIFE  INSURANCE            AND  DIRECTOR

                           INSURANCE  COMPANIES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  FINANCIAL  CORPORATION          OFFICER
                           HOLDING  COMPANY                          AND
                           7315  WISCONSIN  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  FEDERAL  SAVINGS  BANK          DIRECTOR
                           SAVINGS  BANK
                           7600-B  LEESBURG  PIKE
                           FALLS  CHURCH,  VIRGINIA  22043
                           ---------------
                           ENTERPRISE  RESOURCES,  INC.            DIRECTOR
                           BUSINESS  SUPPORT  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  REALTY  SQUARE,  L.L.C.         DIRECTOR
                           REALTY  INVESTMENTS
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           GARDNER  MONTGOMERY  COMPANY            DIRECTOR
                           TAX  RETURN  PREPARATION  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                   DIRECTOR
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT ADMINISTRATIVE SERVICES CO.     DIRECTOR
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT ASSET MANAGEMENT CO., INC.      DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.   DIRECTOR
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SOCIAL  INVESTMENT  FUND       TRUSTEE
                           INVESTMENT  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           -----------------
                           THE  ADVISORS  GROUP,  LTD.             DIRECTOR
                           BROKER-DEALER  AND
                           INVESTMENT  ADVISOR
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

ROBERT-JOHN  H.            AMERITAS ACACIA MUTUAL HOLDING COMPANY  OFFICER
                           ACACIA  LIFE  INSURANCE

                           ACACIA  NATIONAL  LIFE  INSURANCE       OFFICER
                           INSURANCE  COMPANY                        AND
                           7315  WISCONSIN  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  LIFE  INSURANCE                 OFFICER
                           INSURANCE  COMPANY
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  FINANCIAL  CORPORATION          OFFICER
                           HOLDING  COMPANY                          AND
                           7315  WISCONSIN  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  FEDERAL  SAVINGS  BANK          OFFICER
                           SAVINGS  BANK
                           7600-B  LEESBURG  PIKE
                           FALLS  CHURCH,  VIRGINIA  22043
                           ---------------
                           ENTERPRISE  RESOURCES,  INC.            DIRECTOR
                           BUSINESS  SUPPORT  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  REALTY  SQUARE,  L.L.C.         DIRECTOR
                           REALTY  INVESTMENTS
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           THE  ADVISORS  GROUP,  LTD.             DIRECTOR
                           BROKER-DEALER  AND
                           INVESTMENT  ADVISOR
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           GARDNER  MONTGOMERY  COMPANY            DIRECTOR
                           TAX  RETURN  PREPARATION  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                   DIRECTOR
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT ADMINISTRATIVE SERVICES CO.     DIRECTOR
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT ASSET MANAGEMENT, CO., INC.     DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT SHAREHOLDER SERVICES, INC.      DIRECTOR
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

WILLIAM  M.  TARTIKOFF     ACACIA  NATIONAL  LIFE  INSURANCE       OFFICER
                           INSURANCE  COMPANY
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR        OFFICER
                           GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                   OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE                 OFFICER
                           SERVICES  COMPANY
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.  INC.   OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.   OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.            DIRECTOR
                           BROKER-DEALER                             AND
                           4550  MONTGOMERY  AVENUE                OFFICER
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC           OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------

SUSAN  WALKER  BENDER      CALVERT  GROUP,  LTD.                   OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT ADMINISTRATIVE SERVICES CO.     OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT ASSET MANAGEMENT CO., INC.      OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT SHAREHOLDER SERVICES, INC.      OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.            OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC           OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR        OFFICER
                           GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

IVY  WAFFORD  DUKE         CALVERT  GROUP,  LTD.                   OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT ADMINISTRATIVE SERVICES CO.     OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT ASSET MANAGEMENT CO., INC.      OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT SHAREHOLDER SERVICES, INC.      OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT DISTRIBUTORS, INC.              OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN ADVISERS, LLC             OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR        OFFICER
                           GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

JENNIFER  STREAKS          CALVERT  GROUP,  LTD.                   OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT ADMINISTRATIVE SERVICES CO.     OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT ASSET MANAGEMENT CO., INC.      OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT SHAREHOLDER SERVICES, INC.      OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.            OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814

VICTOR  FRYE               CALVERT  GROUP,  LTD.                   OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT ADMINISTRATIVE SERVICES CO.     OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT ASSET MANAGEMENT CO., INC.      OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.   OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.            OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           THE  ADVISORS  GROUP,  LTD.             COUNSEL
                           BROKER-DEALER  AND                        AND
                           INVESTMENT  ADVISOR                     COMPLIANCE
                           7315  WISCONSIN  AVENUE                 MANAGER
                           BETHESDA,  MARYLAND  20814
                           ---------------

DANIEL  K.  HAYES          CALVERT ASSET MANAGEMENT CO., INC.      OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------
                           FIRST  VARIABLE  RATE  FUND  FOR        OFFICER
                           GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

JOHN  NICHOLS              CALVERT  ASSET  MANAGEMENT              OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

DAVID  LEACH               CALVERT  ASSET  MANAGEMENT              OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

MATTHEW  D.  GELFAND       CALVERT  ASSET  MANAGEMENT              OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------
                           STRATEGIC  INVESTMENT  MANAGEMENT       OFFICER
                           INVESTMENT  ADVISOR
                           1001  19TH  STREET  NORTH
                           ARLINGTON,  VIRGINIA  20009
                           ------------------

ITEM  27.  PRINCIPAL  UNDERWRITERS

         (A) REGISTRANT'S PRINCIPAL UNDERWRITER UNDERWRITES SHARES OF FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME, CALVERT TAX-FREE RESERVES,
CALVERT SOCIAL INVESTMENT FUND, CALVERT CASH RESERVES, THE CALVERT FUND, CALVERT MUNICIPAL FUND, INC., CALVERT WORLD VALUES FUND, INC., CALVERT NEW WORLD FUND, INC., CALVERT SOCIAL INDEX SERIES, INC., AND CALVERT VARIABLE SERIES, INC.

         (B)      POSITIONS  OF  UNDERWRITER'S  OFFICERS  AND  DIRECTORS

NAME  AND  PRINCIPAL       POSITION(S)  WITH              POSITION(S)  WITH
BUSINESS  ADDRESS          UNDERWRITER                    REGISTRANT

BARBARA J. KRUMSIEK        DIRECTOR AND PRESIDENT         PRESIDENT AND DIRECTOR

RONALD  M.  WOLFSHEIMER    DIRECTOR,  SENIOR  VICE        TREASURER
                           PRESIDENT AND CHIEF FINANCIAL
                           OFFICER

WILLIAM  M.  TARTIKOFF     DIRECTOR,  SENIOR  VICE        VICE PRESIDENT AND
                           PRESIDENT AND SECRETARY        SECRETARY AND DIRECTOR

CRAIG  CLOYED              SENIOR  VICE  PRESIDENT             NONE

KAREN  BECKER              VICE  PRESIDENT,  OPERATIONS        NONE

MATTHEW  GELFAND           VICE  PRESIDENT                     NONE

GEOFFREY  ASHTON           REGIONAL  VICE  PRESIDENT           NONE

MARTIN  BROWN              REGIONAL  VICE  PRESIDENT           NONE

BILL  HAIRGROVE            REGIONAL  VICE  PRESIDENT           NONE

ANTHONY  EAMES             REGIONAL  VICE  PRESIDENT           NONE

STEVE  HIMBER              REGIONAL  VICE  PRESIDENT           NONE

TANYA  WILLIAMS            REGIONAL  VICE  PRESIDENT           NONE

BEN  OGBOGU                REGIONAL  VICE  PRESIDENT           NONE

TOM  STANTON               REGIONAL  VICE  PRESIDENT           NONE

CHRISTINE  TESKE           REGIONAL  VICE  PRESIDENT           NONE

JENNIFER  STREAKS          ASSISTANT  SECRETARY                NONE

SUSAN  WALKER  BENDER      ASSISTANT  SECRETARY           ASSISTANT SECRETARY

IVY  WAFFORD  DUKE         ASSISTANT  SECRETARY           ASSISTANT SECRETARY

VICTOR  FRYE               ASSISTANT  SECRETARY                NONE
                           AND  COMPLIANCE  OFFICER

         (C)      INAPPLICABLE.


ITEM  28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

           RONALD  M.  WOLFSHEIMER,  TREASURER
           AND
           WILLIAM  M.  TARTIKOFF,  ASSISTANT  SECRETARY

           4550  MONTGOMERY  AVENUE,  SUITE  1000N
           BETHESDA,  MARYLAND  20814


ITEM  29.  MANAGEMENT  SERVICES

           NOT  APPLICABLE


ITEM  30.  UNDERTAKINGS

           NOT  APPLICABLE




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, DULY AUTHORIZED, IN
THE  CITY  OF  BETHESDA, AND STATE OF MARYLAND, ON THE 10th DAY OF AUGUST, 2000.

CALVERT  IMPACT  FUND,  INC.

BY:
/s/ Barbara J. Krumsiek
BARBARA  J.  KRUMSIEK
PRESIDENT  AND  DIRECTOR


         SIGNATURES

PURSUANT  TO  THE  REQUIREMENTS  OF  THE  SECURITIES  ACT  OF  1933,
THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED.

SIGNATURE                           TITLE                     DATE


/s/ Barbara J. Krumsiek             PRESIDENT                 8/10/2000
BARBARA  J.  KRUMSIEK               DIRECTOR

/s/ Ronald M. Wolfsheimer_          PRINCIPAL ACCOUNTING      8/10/2000
RONALD  M.  WOLFSHEIMER             OFFICER

/s/ William M. Tartikoff            DIRECTOR                  8/10/2000
WILLIAM  M.  TARTIKOFF


**  SIGNED  BY  IVY  WAFFORD  DUKE  PURSUANT  TO  POWER  OF  ATTORNEY.